UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Nasdaq Composite® Index
Fund

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity® Nasdaq Composite® Index Fund	17.45%	2.97%	5.09%

A From September 25, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Fund on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index performed over the same period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Jeffrey Adams, who oversees Fidelity® Nasdaq Composite® Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund returned 17.45%, in line with the Nasdaq index. Personal computer and consumer-electronics maker Apple was the top contributor and largest position in the index as of period end, with its stock gaining more than 55% on strong sales. Oracle, a database-software manufacturer, benefited from good sales and profit growth, while Baidu.com, the leading Internet search company in China, and leading semiconductor maker Intel also contributed. Apart from technology, several television-service providers made notable contributions, including Comcast and DIRECTV. Much-better-than-expected earnings lifted shares of "name your own price" travel agency Priceline.com. In contrast, the biggest detractors were software giant Microsoft, the second-largest position in the index as of November 30, and networking equipment maker Cisco Systems. Internet search company Google lost modest ground, while digital publishing software company Adobe Systems experienced a sharp share-price drop in September. Elsewhere, biotechnology stocks Gilead Sciences and Amgen lost ground. For-profit education provider Apollo Group, operator of the University of Phoenix, saw its shares fall on concerns about government regulation of the for-profit education industry. Semiconductor device manufacturer Micron Technology also struggled.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.35%	$ 1,000.00	$ 1,112.00	$ 1.85
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.31	$ 1.78

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.3	6.7
Microsoft Corp.	5.6	6.5
Google, Inc. Class A	3.5	3.4
Oracle Corp.	3.5	3.2
Intel Corp.	3.0	3.4
Cisco Systems, Inc.	2.8	3.8
Amazon.com, Inc.	2.0	1.6
QUALCOMM, Inc.	1.9	1.7
Amgen, Inc.	1.3	1.4
Comcast Corp. Class A	1.1	1.1
	32.0
Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	51.1	50.6
Consumer Discretionary	14.9	14.3
Health Care	12.6	13.9
Financials	6.9	7.6
Industrials	5.2	5.4
Consumer Staples	2.0	1.9
Telecommunication Services	1.6	1.6
Energy	1.6	1.3
Materials	1.2	1.1
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)

To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,196	$ 12,558
Ballard Power Systems, Inc. (a)(d)	6,442	8,409
China Automotive Systems, Inc. (a)(d)	2,230	33,339
China XD Plastics Co. Ltd. (a)	4,588	25,005
Dorman Products, Inc. (a)	1,496	59,107
Exide Technologies (a)	5,824	47,640
Federal-Mogul Corp. Class A (a)	7,311	136,716
Fuel Systems Solutions, Inc. (a)	1,416	48,937
Gentex Corp.	9,673	203,036
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	19,263	9,990
Shiloh Industries, Inc. (a)	1,044	11,620
SORL Auto Parts, Inc. (a)	1,464	13,542
Spartan Motors, Inc.	2,787	14,743
Strattec Security Corp.	130	4,446
Wonder Auto Technology, Inc. (a)(d)	2,915	24,282
		653,370
Automobiles - 0.1%
Kandi Technologies Corp. (a)	3,592	20,582
Tesla Motors, Inc. (a)(d)	6,737	238,018
		258,600
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,524	10,439
Core-Mark Holding Co., Inc. (a)	1,192	43,150
LKQ Corp. (a)	10,023	216,246
Weyco Group, Inc.	1,363	32,998
		302,833
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	1,271	43,430
Apollo Group, Inc. Class A (non-vtg.) (a)	10,596	360,264
Cambium Learning Group, Inc. (a)	3,505	10,445
Capella Education Co. (a)	1,115	61,091
Career Education Corp. (a)	6,010	106,918
ChinaCast Education Corp. (a)	2,890	22,426
Coinstar, Inc. (a)	2,282	147,052
Collectors Universe, Inc.	712	10,680
Corinthian Colleges, Inc. (a)(d)	6,096	25,176
Education Management Corp. (a)(d)	10,029	141,609
Global Education & Technology Group Ltd. ADR (a)	620	5,673
Grand Canyon Education, Inc. (a)	3,280	62,451
Learning Tree International, Inc.	1,097	10,882
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp.	1,850	$ 27,121
Matthews International Corp. Class A	2,184	70,936
National American University Holdings, Inc.	1,000	6,860
Nobel Learning Communities, Inc. (a)	750	5,228
Princeton Review, Inc. (a)	2,376	2,257
Steiner Leisure Ltd. (a)	938	37,726
Stewart Enterprises, Inc. Class A	6,460	36,628
StoneMor Partners LP	1,100	31,955
Strayer Education, Inc.	1,084	147,283
		1,374,091
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	2,444	32,456
Ambassadors Group, Inc.	1,175	12,937
Ambassadors International, Inc. (a)	976	1,649
Ameristar Casinos, Inc.	4,267	76,209
Benihana, Inc. (a)	188	1,429
Benihana, Inc. Class A (sub. vtg.) (a)	376	2,910
BJ's Restaurants, Inc. (a)(d)	1,953	71,577
Bob Evans Farms, Inc.	2,352	73,241
Bravo Brio Restaurant Group, Inc.	950	16,682
Buffalo Wild Wings, Inc. (a)	1,324	64,201
California Pizza Kitchen, Inc. (a)	1,973	33,363
Caribou Coffee Co., Inc. (a)(d)	2,780	30,413
Carrols Restaurant Group, Inc. (a)	1,153	8,175
Century Casinos, Inc. (a)	1,085	2,474
China Lodging Group Ltd. ADR	615	14,631
Churchill Downs, Inc.	1,407	55,703
Cosi, Inc. (a)	1,996	2,295
Cracker Barrel Old Country Store, Inc.	1,713	90,207
Ctrip.com International Ltd. sponsored ADR (a)(d)	10,596	464,317
Denny's Corp. (a)	9,181	33,602
Einstein Noah Restaurant Group, Inc. (a)	1,406	17,969
eLong, Inc. sponsored ADR (a)	893	17,092
Empire Resorts, Inc. (a)(d)	4,691	4,832
Famous Dave's of America, Inc. (a)	1,672	16,553
Gaming Partners International Corp.	597	3,457
Great Wolf Resorts, Inc. (a)	2,070	4,823
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	1,920	91,411
International Speedway Corp. Class A	1,932	45,769
Interval Leisure Group, Inc. (a)	4,080	67,606
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Isle of Capri Casinos, Inc. (a)	2,440	$ 21,448
Jack in the Box, Inc. (a)	3,980	80,058
Jamba, Inc. (a)	4,136	8,355
Lakes Entertainment, Inc. (a)	1,385	2,978
McCormick & Schmick's Seafood Restaurants (a)	992	8,670
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	12,861	76,780
Monarch Casino & Resort, Inc. (a)	2,000	24,020
Morgans Hotel Group Co. (a)	2,134	16,304
MTR Gaming Group, Inc. (a)	1,922	3,844
Multimedia Games, Inc. (a)	3,590	15,509
O'Charleys, Inc. (a)	1,573	10,885
P.F. Chang's China Bistro, Inc.	1,531	77,377
Panera Bread Co. Class A (a)	2,003	200,781
Papa John's International, Inc. (a)	2,041	52,270
Peet's Coffee & Tea, Inc. (a)	1,065	40,608
Penn National Gaming, Inc. (a)	5,859	205,709
PokerTek, Inc. (a)(d)	568	386
Premier Exhibitions, Inc. (a)	1,302	2,500
Red Robin Gourmet Burgers, Inc. (a)	1,445	26,776
Rick's Cabaret International, Inc. (a)	524	3,642
Ruth's Hospitality Group, Inc. (a)	3,483	17,206
Scientific Games Corp. Class A (a)	6,896	55,513
Shuffle Master, Inc. (a)	4,163	44,669
Sonic Corp. (a)	4,347	40,688
Starbucks Corp.	53,071	1,623,973
Texas Roadhouse, Inc. Class A (a)	5,066	86,578
The Cheesecake Factory, Inc. (a)	3,611	115,083
Town Sports International Holdings, Inc. (a)	1,521	5,095
Wynn Resorts Ltd.	8,897	899,487
		5,125,175
Household Durables - 0.2%
Bassett Furniture Industries, Inc. (a)	931	3,836
Cavco Industries, Inc. (a)	956	34,856
CTI Industries Corp.	672	3,575
Deer Consumer Products, Inc. (a)(d)	2,580	28,819
Dixie Group, Inc. (a)	767	2,508
Flexsteel Industries, Inc.	620	10,807
Garmin Ltd. (d)	13,987	405,064
Helen of Troy Ltd. (a)	1,916	45,256
Hooker Furniture Corp.	696	7,914
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)	2,106	$ 42,752
Lifetime Brands, Inc. (a)	634	9,345
Palm Harbor Homes, Inc. (a)	1,659	224
SodaStream International Ltd. (d)	800	26,400
Stanley Furniture Co., Inc. (a)	624	2,040
Stanley Furniture Co., Inc. rights 12/8/10 (a)	624	41
Universal Electronics, Inc. (a)	1,462	40,176
		663,613
Internet & Catalog Retail - 3.4%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	3,477
Amazon.com, Inc. (a)	32,190	5,646,126
Bidz.com, Inc. (a)	6,158	8,005
Blue Nile, Inc. (a)(d)	1,069	52,862
dELiA*s, Inc. (a)	2,226	3,851
drugstore.com, Inc. (a)	9,138	15,717
Expedia, Inc.	18,760	493,951
Gaiam, Inc. Class A	839	6,309
Geeknet, Inc. (a)	449	9,366
Hollywood Media Corp. (a)	1,921	2,920
HSN, Inc. (a)	4,190	118,787
Liberty Media Corp. Interactive Series A (a)	42,042	649,969
MakeMyTrip Ltd. (d)	2,600	73,892
Mecox Lane Ltd. ADR	800	6,560
Netflix, Inc. (a)	3,727	767,389
NutriSystem, Inc.	2,035	42,063
Overstock.com, Inc. (a)	2,066	31,858
PetMed Express, Inc.	1,606	28,474
Priceline.com, Inc. (a)	3,425	1,349,621
Shutterfly, Inc. (a)	2,004	66,132
US Auto Parts Network, Inc. (a)	2,459	19,647
ValueVision Media, Inc. Class A (a)	2,128	7,427
Vitacost.com, Inc. (a)	2,000	12,400
		9,416,803
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	607	9,050
Clarus Corp. (a)	630	4,372
Escalade, Inc.	749	3,895
Gametech International, Inc. (a)	660	290
JAKKS Pacific, Inc. (a)	2,354	45,315
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Johnson Outdoors, Inc. Class A (a)	771	$ 9,984
Mattel, Inc.	25,954	670,651
Pool Corp.	3,471	73,550
RC2 Corp. (a)	1,393	30,855
Smith & Wesson Holding Corp. (a)	5,026	19,300
Summer Infant, Inc. (a)	548	3,951
		871,213
Media - 5.3%
AirMedia Group, Inc. ADR (a)	3,030	20,937
Ascent Media Corp. (a)	1,358	41,976
Beasley Broadcast Group, Inc. Class A (a)	689	2,784
Carmike Cinemas, Inc. (a)	861	7,224
Central European Media Enterprises Ltd. Class A (a)(d)	4,193	80,338
Charter Communications, Inc. Class A (a)	8,100	271,512
China MediaExpress Holdings, Inc. (a)(d)	2,750	46,393
China Yida Holding Co. (a)(d)	1,936	18,431
ChinaNet Online Holdings, Inc. (a)	1,300	5,122
CKX, Inc. (a)	7,153	29,542
Comcast Corp.:
Class A	149,741	2,994,820
Class A (special) (non-vtg.)	53,216	1,009,508
Crown Media Holdings, Inc. Class A (a)(d)	22,356	58,796
CTC Media, Inc.	11,186	251,797
Cumulus Media, Inc. Class A (a)	3,181	11,293
Daily Journal Corp. (a)	100	7,217
DIRECTV (a)	62,485	2,595,002
Discovery Communications, Inc. (a)	9,858	402,009
Discovery Communications, Inc. Class C (a)	10,486	372,358
DISH Network Corp. Class A	15,673	288,226
DreamWorks Animation SKG, Inc. Class A (a)	5,496	170,321
Emmis Communications Corp. Class A (a)	2,486	1,492
Fisher Communications, Inc. (a)	612	12,271
Focus Media Holding Ltd. ADR (a)	9,688	226,021
Global Sources Ltd. (a)	1,698	15,367
Global Traffic Network, Inc. (a)	1,198	10,830
Harris Interactive, Inc. (a)	4,199	3,611
IMAX Corp. (a)	4,777	129,982
Insignia Systems, Inc. (a)	738	5,196
interCLICK, Inc. (a)	1,301	7,754
Knology, Inc. (a)	2,562	39,429
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	5,427	$ 199,442
Liberty Global, Inc.:
Class A (a)(d)	9,347	329,575
Class B (a)	234	8,443
Class C (a)	8,587	288,867
Liberty Media Corp.:
Capital Series A (a)	6,770	389,817
Starz Series A (a)	3,586	225,362
LodgeNet Entertainment Corp. (a)	2,000	6,200
Madison Square Garden, Inc. Class A (a)	4,450	97,633
MDC Partners, Inc. Class A (sub. vtg.)	1,884	26,866
Mediacom Communications Corp. Class A (a)	3,349	28,299
Morningstar, Inc.	3,650	183,997
National CineMedia, Inc.	3,385	63,164
Navarre Corp. (a)	871	1,986
New Frontier Media, Inc. (a)	1,084	2,081
News Corp.:
Class A	130,095	1,774,496
Class B (d)	58,741	894,625
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	6,296
Outdoor Channel Holdings, Inc. (a)	1,940	12,610
Private Media Group, Inc. (a)	788	922
Radio One, Inc. Class D (non-vtg.) (a)	3,233	3,492
ReachLocal, Inc. (d)	1,900	32,756
Reading International, Inc. Class A (a)	1,500	7,620
Rentrak Corp. (a)	700	18,480
RRSat Global Communications Network Ltd.	1,101	7,696
Salem Communications Corp. Class A	1,009	3,370
Scholastic Corp.	2,550	71,655
Sinclair Broadcast Group, Inc. Class A	2,661	20,623
Sirius XM Radio, Inc. (a)	286,428	392,406
Spanish Broadcasting System, Inc. Class A (a)	3,114	2,273
SuperMedia, Inc. (a)	1,700	7,684
Value Line, Inc.	658	9,475
Virgin Media, Inc.	24,291	618,935
VisionChina Media, Inc. ADR (a)(d)	5,356	19,710
Westwood One, Inc. (a)(d)	1,202	11,335
WPP PLC sponsored ADR	1,012	56,217
Xinhua Sports & Entertainment sponsored ADR (a)	1,611	402
		14,962,369
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,008	$ 494,990
Fred's, Inc. Class A	3,106	39,726
Gordmans Stores, Inc.	1,550	19,778
Sears Holdings Corp. (a)(d)	7,970	522,035
The Bon-Ton Stores, Inc. (a)	1,410	18,922
Tuesday Morning Corp. (a)	4,055	21,086
		1,116,537
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	3,230	7,494
America's Car Mart, Inc. (a)	1,346	34,148
AutoChina International Ltd. (a)(d)	1,339	33,448
bebe Stores, Inc.	6,318	40,688
Bed Bath & Beyond, Inc. (a)	18,863	825,068
Big 5 Sporting Goods Corp.	1,981	27,338
Body Central Corp.	1,200	14,652
Books-A-Million, Inc.	1,634	10,409
Cache, Inc. (a)	659	2,801
Casual Male Retail Group, Inc. (a)	2,971	14,261
Charming Shoppes, Inc. (a)	9,910	37,708
Citi Trends, Inc. (a)	1,148	27,196
Coldwater Creek, Inc. (a)	6,864	23,200
Conn's, Inc. (a)(d)	1,681	5,379
Cost Plus, Inc. (a)	2,312	17,826
Destination Maternity Corp. (a)	366	14,010
Dress Barn, Inc. (a)	5,684	140,395
Finish Line, Inc. Class A	3,833	68,419
Golfsmith International Holdings, Inc. (a)	629	1,849
Hastings Entertainment, Inc. (a)	1,374	9,137
Hibbett Sports, Inc. (a)	2,043	69,973
Hot Topic, Inc.	3,405	20,873
Jos. A. Bank Clothiers, Inc. (a)	1,846	83,144
Kirkland's, Inc. (a)	1,743	20,829
Monro Muffler Brake, Inc.	1,480	73,171
O'Reilly Automotive, Inc. (a)	9,509	572,252
Pacific Sunwear of California, Inc. (a)	4,706	29,601
PetSmart, Inc.	8,571	324,498
Rent-A-Center, Inc.	4,584	127,619
Ross Stores, Inc.	8,761	568,414
rue21, Inc.	1,773	53,208
Select Comfort Corp. (a)	4,300	37,797
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Shoe Carnival, Inc. (a)	605	$ 16,783
Staples, Inc.	52,229	1,149,560
Stein Mart, Inc.	2,833	28,047
Syms Corp. (a)	598	4,216
Tandy Leather Factory, Inc.	800	3,512
The Children's Place Retail Stores, Inc. (a)	1,954	101,432
Tractor Supply Co.	5,092	216,257
Trans World Entertainment Corp. (a)	1,445	2,485
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,220	147,489
Urban Outfitters, Inc. (a)	12,054	455,521
West Marine, Inc. (a)	1,329	12,719
Wet Seal, Inc. Class A (a)	8,704	28,462
Winmark Corp.	446	14,339
Zumiez, Inc. (a)	2,370	75,390
		5,593,017
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	881	17,356
Columbia Sportswear Co.	2,430	135,205
Crocs, Inc. (a)	6,561	115,113
Deckers Outdoor Corp. (a)	2,760	212,244
Exceed Co. Ltd. (a)	1,935	16,157
Fossil, Inc. (a)	4,752	321,473
Fuqi International, Inc. (a)(d)	3,049	18,690
G-III Apparel Group Ltd. (a)	1,179	32,269
Heelys, Inc. (a)	1,200	3,948
Iconix Brand Group, Inc. (a)	4,807	89,795
Joe's Jeans, Inc. (a)(d)	4,434	7,050
K-Swiss, Inc. Class A (a)	2,810	35,181
Kingold Jewelry, Inc. (a)(d)	1,500	13,650
Lacrosse Footwear, Inc.	197	3,038
LJ International, Inc. (a)	4,357	15,554
lululemon athletica, Inc. (a)	3,761	201,665
Perry Ellis International, Inc. (a)	1,086	29,550
R.G. Barry Corp.	474	5,451
Rocky Brands, Inc. (a)	112	1,036
Steven Madden Ltd. (a)	1,845	83,486
Tandy Brands Accessories, Inc. (a)	905	2,570
True Religion Apparel, Inc. (a)	1,926	43,200
Vera Bradley, Inc.	2,500	81,850
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Volcom, Inc.	1,724	$ 31,032
Wacoal Holdings Corp. sponsored ADR	219	14,877
		1,531,440
TOTAL CONSUMER DISCRETIONARY		41,869,061
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Central European Distribution Corp. (a)	5,135	123,394
Coca-Cola Bottling Co. Consolidated	560	32,760
Craft Brewers Alliance, Inc. (a)	972	6,405
Hansen Natural Corp. (a)	6,453	343,429
Jones Soda Co. (a)	1,719	1,908
MGP Ingredients, Inc.	1,799	16,389
National Beverage Corp.	3,200	41,888
Primo Water Corp.	1,600	19,312
		585,485
Food & Staples Retailing - 1.2%
Andersons, Inc.	1,237	39,980
Arden Group, Inc. Class A	298	24,138
Casey's General Stores, Inc.	2,446	97,216
China Jo-Jo Drugstores, Inc. (a)	1,100	4,950
Costco Wholesale Corp.	31,375	2,121,264
Fresh Market, Inc.	4,000	145,000
Ingles Markets, Inc. Class A	1,509	28,143
Nash-Finch Co.	1,029	38,022
PriceSmart, Inc.	2,391	80,266
QKL Stores, Inc. (a)	3,276	11,532
Spartan Stores, Inc.	1,954	31,967
Susser Holdings Corp. (a)	1,119	15,039
The Pantry, Inc. (a)	1,730	35,534
United Natural Foods, Inc. (a)	3,008	112,620
Village Super Market, Inc. Class A	428	13,491
Whole Foods Market, Inc. (a)	11,918	562,768
Winn-Dixie Stores, Inc. (a)	4,206	25,572
		3,387,502
Food Products - 0.5%
AgFeed Industries, Inc. (a)(d)	2,483	5,959
Alico, Inc.	753	17,432
Bridgford Foods Corp.	433	5,499
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Cal-Maine Foods, Inc.	1,475	$ 45,224
Calavo Growers, Inc.	1,103	25,468
Cresud S.A.C.I.F. y A. sponsored ADR	3,595	67,622
Diamond Foods, Inc.	1,457	67,809
Farmer Brothers Co.	1,034	18,012
Green Mountain Coffee Roasters, Inc. (a)	9,621	356,747
Griffin Land & Nurseries, Inc.	729	21,243
Hain Celestial Group, Inc. (a)	3,381	89,630
Imperial Sugar Co.	1,553	21,369
J&J Snack Foods Corp.	1,258	57,554
John B. Sanfilippo & Son, Inc. (a)	308	3,668
Lancaster Colony Corp.	1,957	101,901
Lance, Inc.	2,342	54,826
Le Gaga Holdings Ltd. ADR	950	8,199
Lifeway Foods, Inc. (a)	1,041	9,910
Limoneira Co. (d)	700	15,267
Origin Agritech Ltd. (a)	2,765	24,470
Sanderson Farms, Inc.	1,625	71,923
Seneca Foods Corp. Class A (a)	877	20,864
SkyPeople Fruit Juice, Inc. (a)	1,700	8,296
Smart Balance, Inc. (a)	5,777	21,144
SunOpta, Inc. (a)	4,632	32,100
Synutra International, Inc. (a)(d)	3,971	50,710
Yuhe International, Inc. (a)(d)	1,958	17,622
Zhongpin, Inc. (a)(d)	2,426	46,361
		1,286,829
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,553	23,641
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,297	12,114
WD-40 Co.	1,339	52,342
		88,097
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	1,836	13,458
China-Biotics, Inc. (a)(d)	1,652	19,081
Elizabeth Arden, Inc. (a)	2,172	46,285
GLG Life Tech Corp. (a)	1,584	11,804
Inter Parfums, Inc.	2,587	47,239
Mannatech, Inc. (a)	1,708	3,279
Nutraceutical International Corp. (a)	889	13,219
Parlux Fragrances, Inc. (a)	684	1,867
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Physicians Formula Holdings, Inc. (a)	1,230	$ 4,293
Reliv International, Inc.	923	1,708
The Female Health Co.	2,003	11,437
USANA Health Sciences, Inc. (a)	1,178	49,617
		223,287
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	6,277	11,675
TOTAL CONSUMER STAPLES		5,582,875
ENERGY - 1.6%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	2,091	41,966
Bronco Drilling Co., Inc. (a)	1,816	8,517
Dawson Geophysical Co. (a)	534	14,963
ENGlobal Corp. (a)	1,250	3,725
Exterran Partners LP	1,705	41,125
Global Industries Ltd. (a)	8,313	51,790
Gulf Island Fabrication, Inc.	1,159	31,015
Hercules Offshore, Inc. (a)	8,686	22,193
Lufkin Industries, Inc.	2,022	102,374
Matrix Service Co. (a)	2,410	23,931
Mitcham Industries, Inc. (a)	452	4,294
OYO Geospace Corp. (a)	502	38,082
Patterson-UTI Energy, Inc.	10,662	210,468
PHI, Inc. (non-vtg.) (a)	1,466	24,775
Recon Technology Ltd. (a)	1,253	7,142
Seahawk Drilling, Inc. (a)	1,067	8,675
SinoTech Energy Ltd. ADR	1,590	8,761
T-3 Energy Services, Inc. (a)	1,599	56,844
Tesco Corp. (a)	2,917	38,534
TGC Industries, Inc.	1,256	4,032
Union Drilling, Inc. (a)	1,261	7,957
		751,163
Oil, Gas & Consumable Fuels - 1.3%
Abraxas Petroleum Corp. (a)	4,833	20,589
Alliance Holdings GP, LP	4,083	186,185
Alliance Resource Partners LP	2,526	156,612
Amyris, Inc.	3,400	69,972
APCO Oil and Gas International, Inc.	2,112	79,728
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Approach Resources, Inc. (a)	1,835	$ 33,525
Atlas Energy, Inc. (a)	5,496	236,053
ATP Oil & Gas Corp. (a)(d)	3,994	58,792
BioFuel Energy Corp. (a)(d)	3,636	6,036
BreitBurn Energy Partners LP	3,924	77,224
Brigham Exploration Co. (a)	8,230	206,985
Calumet Specialty Products Partners LP	1,943	42,280
Capital Product Partners LP	3,440	28,930
Carrizo Oil & Gas, Inc. (a)	2,388	69,300
China Integrated Energy, Inc. (a)(d)	2,613	19,650
Clayton Williams Energy, Inc. (a)	1,072	80,572
Clean Energy Fuels Corp. (a)(d)	4,495	60,143
Copano Energy LLC	5,288	158,270
CREDO Petroleum Corp. (a)	469	3,747
Crimson Exploration, Inc. (a)	2,641	9,825
Crosstex Energy LP	4,020	55,999
Crosstex Energy, Inc.	4,501	41,634
Delta Petroleum Corp. (a)(d)	16,416	12,496
Dorchester Minerals LP	3,005	81,706
Double Eagle Petroleum Co. (a)	564	2,927
Eagle Rock Energy Partners LP	5,065	40,571
Energy XXI (Bermuda) Ltd. (a)	3,441	84,821
EV Energy Partners LP	1,853	70,729
FX Energy, Inc. (a)	3,870	22,872
GeoMet, Inc. (a)	2,493	2,069
Georesources, Inc. (a)	1,031	20,538
Golar LNG Ltd. (NASDAQ)	4,752	66,100
Green Plains Renewable Energy, Inc. (a)(d)	2,120	23,278
Gulfport Energy Corp. (a)	2,670	49,769
Hallador Energy Co. (d)	1,426	16,399
Isramco, Inc. (a)	150	8,598
Ivanhoe Energy, Inc. (a)(d)	22,215	46,741
James River Coal Co. (a)	2,008	39,959
Knightsbridge Tankers Ltd.	1,852	42,114
L&L Energy, Inc. (a)(d)	2,643	27,937
Legacy Reserves LP	2,665	69,583
LINN Energy LLC	10,984	398,719
Magellan Petroleum Corp. (a)	4,557	8,658
Marine Petroleum Trust	475	11,158
Martin Midstream Partners LP	1,264	46,427
Miller Petroleum, Inc. (a)	2,549	13,255
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
New Generation Biofuels Holdings, Inc. (a)	10,914	$ 841
NGAS Resources, Inc. (a)	1,100	583
Omega Navigation Enterprises, Inc. Class A (a)	768	983
Pacific Ethanol, Inc. (a)(d)	5,548	3,884
Petroleum Development Corp. (a)	1,182	42,103
PostRock Energy Corp. (a)	945	3,449
PrimeEnergy Corp. (a)	168	3,478
Ram Energy Resources, Inc. (a)	7,581	13,191
Regency Energy Partners LP	9,960	255,972
Rex Energy Corp. (a)	3,122	36,996
Rosetta Resources, Inc. (a)	2,983	106,851
Sino Clean Energy, Inc. (a)	623	4,211
StealthGas, Inc. (a)	1,288	6,543
Syntroleum Corp. (a)	7,054	13,050
TC Pipelines LP	3,094	143,840
TEL Offshore Trust (a)	435	918
Top Ships, Inc. (a)	1,897	1,537
Toreador Resources Corp. (a)	1,924	29,341
TORM AS ADR (a)	347	2,471
TransGlobe Energy Corp. (a)	4,888	80,705
Uranium Resources, Inc. (a)	2,300	8,510
Verenium Corp. (a)	1,612	5,239
Warren Resources, Inc. (a)	3,124	13,839
Zion Oil & Gas, Inc. (a)(d)	2,179	10,546
Zion Oil & Gas, Inc. rights (a)(d)	392	522
		3,699,078
TOTAL ENERGY		4,450,241
FINANCIALS - 6.9%
Capital Markets - 1.5%
American Capital Ltd. (a)	25,350	182,267
BGC Partners, Inc. Class A	5,310	40,622
Calamos Asset Management, Inc. Class A	1,792	21,379
Capital Southwest Corp.	282	28,273
Cowen Group, Inc. Class A (a)	4,369	17,826
Deerfield Capital Corp. (a)	1,024	5,990
Diamond Hill Investment Group, Inc.	178	12,325
E*TRADE Financial Corp. (a)	16,129	237,903
Epoch Holding Corp.	1,309	20,983
FBR Capital Markets Corp. (a)	3,107	11,247
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Financial Engines, Inc. (a)	2,992	$ 50,625
FirstCity Financial Corp. (a)	1,173	8,903
Gleacher & Co., Inc. (a)	12,422	31,179
Harris & Harris Group, Inc. (a)	3,415	14,958
Horizon Technology Finance Corp.	560	8,322
International Assets Holding Corp. (a)	1,167	26,643
LPL Investment Holdings, Inc.	9,000	305,100
Northern Trust Corp.	17,356	873,007
optionsXpress Holdings, Inc.	3,928	67,915
Penson Worldwide, Inc. (a)(d)	2,074	10,100
Prospect Capital Corp.	6,371	62,308
Rodman & Renshaw Capital Group, Inc. (a)	2,182	5,193
Sanders Morris Harris Group, Inc.	2,380	16,184
SEI Investments Co.	13,807	311,762
Siebert Financial Corp. (a)	2,067	3,927
T. Rowe Price Group, Inc.	18,486	1,078,288
TD Ameritrade Holding Corp.	41,490	694,543
TradeStation Group, Inc. (a)	3,142	19,983
U.S. Global Investments, Inc. Class A	870	7,091
Virtus Investment Partners, Inc. (a)	174	7,795
		4,182,641
Commercial Banks - 2.6%
1st Source Corp.	1,711	31,944
1st United Bancorp, Inc. (a)	1,509	8,782
Alliance Financial Corp.	376	11,103
American National Bankshares, Inc.	549	12,259
American River Bankshares (a)	684	3,796
Ameris Bancorp	1,504	14,499
AmeriServ Financial, Inc. (a)	1,045	1,609
Ames National Corp.	710	13,873
Arrow Financial Corp.	875	24,448
Associated Banc-Corp.	12,274	157,046
BancFirst Corp.	1,402	56,893
Bancorp Rhode Island, Inc.	498	14,850
Bancorp, Inc., Delaware (a)	2,028	17,441
BancTrust Financial Group, Inc. (a)	1,124	2,821
Bank of Granite Corp. (a)	972	603
Bank of Kentucky Financial Corp.	406	7,125
Bank of Marin Bancorp	428	14,295
Bank of the Ozarks, Inc.	1,395	52,857
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Banner Corp.	1,305	$ 2,075
BCB Bancorp, Inc.	666	6,127
BNC Bancorp	475	4,266
BOK Financial Corp.	5,147	240,365
Boston Private Financial Holdings, Inc.	6,522	35,023
Bridge Bancorp, Inc.	424	10,333
Bridge Capital Holdings (a)	707	6,010
Bryn Mawr Bank Corp.	785	13,180
Cadence Financial Corp. (a)	596	1,466
Camden National Corp.	695	24,951
Cape Bancorp, Inc. (a)	687	5,716
Capital Bank Corp.	729	2,107
Capital City Bank Group, Inc. (d)	991	12,536
Cardinal Financial Corp.	1,972	20,430
Cascade Bancorp (a)(d)	241	1,856
Cascade Financial Corp. (a)(d)	1,011	455
Cathay General Bancorp	6,123	82,722
Center Bancorp, Inc.	648	5,087
Center Financial Corp. (a)	2,368	14,824
Centerstate Banks of Florida, Inc.	2,198	15,540
Central Jersey Bancorp NA (a)	554	4,149
Century Bancorp, Inc. Class A (non-vtg.)	318	7,667
Chemical Financial Corp.	2,040	42,677
Citizens & Northern Corp.	811	12,092
Citizens Banking Corp., Michigan (a)	41,950	24,331
City Holding Co.	1,436	46,053
CNB Financial Corp., Pennsylvania	587	8,412
CoBiz, Inc.	2,255	11,072
Colony Bankcorp, Inc. (a)	217	914
Columbia Banking Systems, Inc.	2,880	50,227
Commerce Bancshares, Inc.	6,010	225,676
Commonwealth Bankshares, Inc. (a)	311	383
Community Trust Bancorp, Inc.	1,536	42,255
CVB Financial Corp.	7,632	60,064
Danvers Bancorp, Inc.	2,696	41,114
Dearborn Bancorp, Inc. (a)(d)	465	711
Eagle Bancorp, Inc., Maryland (a)	2,319	29,382
East West Bancorp, Inc.	10,842	188,000
Eastern Virgina Bankshares, Inc.	469	1,745
Encore Bancshares, Inc. (a)	491	4,650
Enterprise Bancorp, Inc.	370	4,233
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Enterprise Financial Services Corp.	830	$ 8,275
Farmers Capital Bank Corp.	175	863
Fidelity Southern Corp.	460	3,142
Fifth Third Bancorp	56,994	681,078
Financial Institutions, Inc.	990	18,068
First Bancorp, North Carolina	1,220	17,678
First Busey Corp.	5,408	23,525
First California Financial Group, Inc. (a)	4,861	11,666
First Citizen Bancshares, Inc.	600	104,334
First Community Bancshares, Inc.	1,036	14,369
First Financial Bancorp, Ohio	4,010	66,245
First Financial Bankshares, Inc.	1,823	88,179
First Financial Corp., Indiana	1,190	35,867
First Interstate Bancsystem, Inc.	700	9,534
First M&F Corp.	312	1,173
First Mariner Bancorp, Inc. (a)	782	376
First Merchants Corp.	3,562	29,529
First Midwest Bancorp, Inc., Delaware	5,064	47,450
First of Long Island Corp.	572	14,735
First Security Group, Inc.	566	351
First South Bancorp, Inc., Virginia	619	4,599
First United Corp.	493	1,908
Firstbank Corp., Michigan	489	2,416
FirstMerit Corp.	7,897	137,605
FNB Corp., North Carolina (a)	602	181
Fulton Financial Corp.	14,543	125,797
German American Bancorp, Inc.	686	11,923
Glacier Bancorp, Inc.	5,079	67,703
Great Southern Bancorp, Inc. (d)	844	18,872
Green Bankshares, Inc. (a)	802	2,133
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	41,069
Guaranty Bancorp (a)	2,883	3,690
Hampton Roads Bankshares, Inc. (a)(d)	1,999	973
Hampton Roads Bankshares, Inc. rights 12/10/10 (a)	1,999	76
Hancock Holding Co.	2,589	81,554
Hanmi Financial Corp. (a)	8,074	7,413
Hawthorn Bancshares, Inc.	310	2,802
Heartland Financial USA, Inc.	1,634	26,258
Heritage Commerce Corp. (a)	500	1,850
Heritage Financial Corp., Washington (a)	1,562	21,431
Home Bancshares, Inc.	1,826	37,798
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hudson Valley Holding Corp.	1,278	$ 25,304
Huntington Bancshares, Inc.	52,782	307,983
IBERIABANK Corp.	1,887	95,124
Independent Bank Corp.	135	162
Independent Bank Corp., Massachusetts	1,594	38,718
Integra Bank Corp. (a)(d)	932	513
International Bancshares Corp.	4,762	81,906
Intervest Bancshares Corp. Class A (a)	539	1,180
Investors Bancorp, Inc. (a)	8,399	102,888
Lakeland Bancorp, Inc.	1,703	17,796
Lakeland Financial Corp.	2,272	47,508
LNB Bancorp, Inc.	836	3,929
Macatawa Bank Corp. (a)(d)	639	1,591
MainSource Financial Group, Inc.	1,798	16,470
MB Financial, Inc.	3,689	52,494
MBT Financial Corp. (a)	578	907
Mercantile Bank Corp.	476	3,256
Merchants Bancshares, Inc.	610	16,610
Metro Bancorp, Inc. (a)	1,268	12,743
Metrocorp Bancshares, Inc. (a)	399	998
Middleburg Financial Corp.	329	4,606
MidWestOne Financial Group, Inc.	465	6,719
Nara Bancorp, Inc. (a)	2,750	22,440
National Bankshares, Inc.	287	7,583
National Penn Bancshares, Inc.	8,614	57,800
NBT Bancorp, Inc.	2,341	51,970
NewBridge Bancorp (a)	1,464	6,061
North Valley Bancorp (a)	582	757
Northern States Financial Corp. (a)	462	633
Northfield Bancorp, Inc.	3,924	49,874
Northrim Bancorp, Inc.	360	6,800
Old Point Financial Corp.	453	4,960
Old Second Bancorp, Inc.	929	1,802
OmniAmerican Bancorp, Inc. (a)	412	5,084
Orrstown Financial Services, Inc.	470	12,314
PAB Bankshares, Inc. (a)(d)	579	367
Pacific Capital Bancorp (a)(d)	226,843	49,905
Pacific Continental Corp.	1,605	13,867
Pacific Mercantile Bancorp (a)	562	2,220
PacWest Bancorp	2,457	41,769
Park Sterling Bank (a)	2,400	12,624
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Patriot National Bancorp, Inc. (a)	549	$ 1,180
Peapack-Gladstone Financial Corp. (d)	546	6,552
Penns Woods Bancorp, Inc. (d)	361	13,462
Peoples Bancorp, Inc.	991	12,873
Pinnacle Financial Partners, Inc. (a)(d)	2,472	24,300
Popular, Inc. (a)	75,903	218,601
Porter Bancorp, Inc.	496	5,307
Preferred Bank, Los Angeles California (a)	632	1,011
PremierWest Bancorp (a)	6,618	2,780
PrivateBancorp, Inc.	5,144	62,551
Prosperity Bancshares, Inc.	3,382	110,050
Renasant Corp.	1,973	34,172
Republic Bancorp, Inc., Kentucky Class A	1,724	35,359
Republic First Bancorp, Inc. (a)	530	1,108
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	706
Rurban Financial Corp.	723	2,784
S&T Bancorp, Inc.	2,197	43,105
S.Y. Bancorp, Inc.	1,971	47,146
Sandy Spring Bancorp, Inc.	2,008	34,076
SCBT Financial Corp.	1,465	45,283
Seacoast Banking Corp., Florida (a)	4,680	5,616
Shore Bancshares, Inc.	765	7,474
Sierra Bancorp	727	7,524
Signature Bank, New York (a)	3,305	145,255
Silver State Bancorp (a)	100	1
Simmons First National Corp. Class A	1,418	41,193
Southcoast Financial Corp. (a)	534	1,602
Southern Community Financial Corp. (a)	910	1,174
Southside Bancshares, Inc.	1,606	33,598
Southwest Bancorp, Inc., Oklahoma	1,648	17,337
State Bancorp, Inc., New York	2,462	22,453
StellarOne Corp.	1,819	23,829
Sterling Bancshares, Inc.	7,003	41,563
Sterling Financial Corp., Washington (a)(d)	4,343	69,488
Suffolk Bancorp	1,427	36,645
Summit Financial Group, Inc. (a)	583	2,647
Sun Bancorp, Inc., New Jersey (a)	2,559	10,594
Superior Bancorp (a)	529	217
Susquehanna Bancshares, Inc., Pennsylvania	9,144	73,609
SVB Financial Group (a)	3,066	137,755
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Taylor Capital Group, Inc. (a)(d)	2,054	$ 25,531
Tennessee Commerce Bancorp, Inc. (a)	494	1,946
Texas Capital Bancshares, Inc. (a)	2,519	47,559
The First Bancorp, Inc.	846	11,836
TIB Financial Corp. (a)(d)	818	205
TIB Financial Corp. rights 1/10/11 (a)	8,180	818
Tower Bancorp, Inc.	358	8,255
TowneBank (d)	2,286	35,296
Trico Bancshares	1,843	26,594
Trustmark Corp.	4,301	91,783
UMB Financial Corp.	3,258	121,523
Umpqua Holdings Corp.	8,372	88,659
Union/First Market Bankshares Corp.	1,847	25,304
United Bankshares, Inc., West Virginia	3,191	83,636
United Community Banks, Inc., Georgia (a)	6,325	9,677
United Security Bancshares, Inc.	450	4,325
United Security Bancshares, California (d)	968	3,775
Univest Corp. of Pennsylvania	1,063	19,782
Virginia Commerce Bancorp, Inc. (a)	1,689	9,577
VIST Financial Corp.	512	3,558
Washington Banking Co., Oak Harbor	1,761	22,523
Washington Trust Bancorp, Inc.	1,556	32,660
WesBanco, Inc.	2,143	37,352
West Bancorp., Inc.	1,654	12,025
West Coast Bancorp (a)	6,425	16,962
Westamerica Bancorp.	2,079	101,622
Western Liberty Bancorp (a)	1,400	7,434
Whitney Holding Corp.	8,095	76,012
Wilshire Bancorp, Inc.	1,594	11,286
Wintrust Financial Corp.	2,217	63,517
Yadkin Valley Financial Corp. (a)	667	1,087
Zions Bancorporation	11,968	232,778
		7,336,720
Consumer Finance - 0.2%
Cardtronics, Inc. (a)	3,427	57,916
CompuCredit Holdings Corp.	4,390	26,340
Consumer Portfolio Services, Inc. (a)	1,184	1,042
Credit Acceptance Corp. (a)	1,968	122,154
Dollar Financial Corp. (a)	1,671	43,747
EZCORP, Inc. (non-vtg.) Class A (a)	3,381	85,066
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc. (a)	2,190	$ 63,050
Netspend Holdings, Inc.	5,972	80,025
Nicholas Financial, Inc.	590	5,894
QC Holdings, Inc.	1,007	4,028
Rewards Network, Inc. (a)	439	6,036
World Acceptance Corp. (a)	1,195	52,652
		547,950
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	2,070	12,172
Asta Funding, Inc.	1,124	8,037
California First National Bancorp	58	805
CBOE Holdings, Inc. (d)	1,119	26,621
CME Group, Inc.	4,800	1,382,688
Encore Capital Group, Inc. (a)	1,489	27,681
Interactive Brokers Group, Inc.	2,770	50,802
Life Partners Holdings, Inc. (d)	1,243	26,588
MarketAxess Holdings, Inc.	2,718	49,440
Marlin Business Services Corp. (a)	759	8,045
Medallion Financial Corp.	1,715	14,543
NewStar Financial, Inc. (a)	3,429	28,941
PICO Holdings, Inc. (a)	1,642	46,879
Portfolio Recovery Associates, Inc. (a)	1,231	78,008
Resource America, Inc. Class A	1,085	6,532
The NASDAQ Stock Market, Inc. (a)	14,986	321,600
		2,089,382
Insurance - 0.9%
21st Century Holding Co.	425	1,377
Alterra Capital Holdings Ltd.	7,901	160,706
American National Insurance Co.	2,080	165,402
American Physicians Service Group, Inc.	672	21,820
Amerisafe, Inc. (a)	1,658	30,656
Amtrust Financial Services, Inc.	4,509	72,189
Arch Capital Group Ltd. (a)	3,361	303,498
Argo Group International Holdings, Ltd.	1,966	72,506
Baldwin & Lyons, Inc. Class B	1,187	27,455
Cincinnati Financial Corp.	11,287	340,247
CNinsure, Inc. ADR (d)	1,576	34,294
CRM Holdings Ltd. (a)	73	313
Donegal Group, Inc. Class A	1,525	22,677
Eastern Insurance Holdings, Inc.	468	5,195
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
eHealth, Inc. (a)	1,971	$ 29,664
EMC Insurance Group	882	19,651
Enstar Group Ltd. (a)	922	76,526
Erie Indemnity Co. Class A	3,269	205,816
FPIC Insurance Group, Inc. (a)	1,154	42,675
Global Indemnity PLC (a)	1,815	34,812
Greenlight Capital Re, Ltd. (a)	2,430	67,991
Hallmark Financial Services, Inc. (a)	1,598	14,030
Harleysville Group, Inc.	1,985	70,646
Infinity Property & Casualty Corp.	1,165	67,255
Investors Title Co.	370	11,292
Kansas City Life Insurance Co.	814	25,503
Maiden Holdings Ltd.	5,868	44,186
Mercer Insurance Group, Inc.	963	18,076
National Interstate Corp.	1,208	24,945
National Western Life Insurance Co. Class A	280	46,684
Navigators Group, Inc. (a)	1,115	55,181
Presidential Life Corp.	3,187	29,543
Safety Insurance Group, Inc.	1,308	61,227
Selective Insurance Group, Inc.	3,494	57,651
State Auto Financial Corp.	2,892	45,520
Tower Group, Inc.	2,796	71,913
United Fire & Casualty Co.	1,973	40,920
		2,420,042
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	3,245	95,143
Gladstone Commercial Corp.	882	16,317
Investors Real Estate Trust	6,140	54,339
Mission West Properties, Inc.	1,926	12,577
Retail Opportunity Investments Corp.	3,350	32,931
		211,307
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,135	58,029
Avatar Holdings, Inc. (a)	1,147	22,493
China HGS Real Estate, Inc. (a)(d)	4,000	14,200
China Housing & Land Development, Inc. (a)(d)	4,266	10,196
China Real Estate Information Corp. ADR (a)(d)	954	8,729
Elbit Imaging Ltd. (a)	1,492	18,053
FirstService Corp. (sub. vtg.) (a)	2,137	55,954
Stratus Properties, Inc. (a)	335	2,971
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Thomas Properties Group, Inc. (a)	2,004	$ 8,597
ZipRealty, Inc. (a)	624	1,548
		200,770
Thrifts & Mortgage Finance - 0.8%
Abington Bancorp, Inc.	2,376	28,512
America First Tax Exempt Investors LP	1,675	8,794
Anchor BanCorp Wisconsin, Inc. (a)(d)	2,266	1,994
Atlantic Coast Federal Corp. (a)	668	1,309
Bank Mutual Corp.	4,433	20,303
BankFinancial Corp.	1,864	17,391
Beneficial Mutual Bancorp, Inc. (a)	6,328	49,169
Berkshire Bancorp, Inc. (a)	927	4,172
Berkshire Hills Bancorp, Inc.	1,600	32,112
BofI Holding, Inc. (a)	1,645	22,175
Brookline Bancorp, Inc., Delaware	4,768	46,869
Brooklyn Federal Bancorp, Inc.	773	1,322
Camco Financial Corp. (a)	727	916
Capitol Federal Financial	5,683	132,698
CFS Bancorp, Inc.	485	2,546
Charter Financial Corp., Georgia	1,600	13,184
Chicopee Bancorp, Inc. (a)	716	8,900
Citizens South Banking Corp., Delaware	668	3,026
Clifton Savings Bancorp, Inc.	1,915	18,116
Dime Community Bancshares, Inc.	3,457	47,188
Eagle Bancorp Montana, Inc.	1,100	11,000
ESB Financial Corp.	1,247	17,583
ESSA Bancorp, Inc.	1,551	20,396
First Advantage Bancorp	249	2,926
First Defiance Financial Corp. (a)	1,088	12,871
First Federal Bancshares of Arkansas, Inc. (a)(d)	569	649
First Financial Holdings, Inc.	1,653	18,166
First Financial Northwest, Inc. (d)	2,916	9,477
First Financial Service Corp. (a)	413	1,747
First Niagara Financial Group, Inc.	13,965	172,957
First PacTrust Bancorp, Inc. (d)	595	7,140
First Place Financial Corp. (a)	740	1,584
Flushing Financial Corp.	2,335	31,289
Fox Chase Bancorp, Inc. (a)	1,170	12,297
Heritage Financial Group, Inc.	681	6,980
HMN Financial, Inc. (a)	448	1,299
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Federal Bancorp, Inc.	1,430	$ 16,488
Hudson City Bancorp, Inc.	38,000	431,300
Kaiser Federal Financial Group, Inc.	527	5,091
Kearny Financial Corp.	4,321	37,117
Legacy Bancorp, Inc.	898	7,094
Louisiana Bancorp, Inc. (a)	97	1,377
LSB Corp.	631	13,219
LSB Financial Corp.	136	1,598
Meridian Interstate Bancorp, Inc. (a)	1,350	14,783
MutualFirst Financial, Inc.	550	4,703
NASB Financial, Inc.	486	6,250
Northeast Community Bancorp, Inc.	544	3,237
Northwest Bancshares, Inc.	7,812	80,151
OceanFirst Financial Corp.	1,038	12,529
Oritani Financial Corp.	3,825	42,955
Parkvale Financial Corp.	256	1,994
People's United Financial, Inc.	25,337	313,925
Provident Financial Holdings, Inc.	315	2,111
Provident New York Bancorp	3,587	33,610
Prudential Bancorp, Inc. of Pennsylvania	1,172	7,255
Pulaski Financial Corp.	484	3,693
PVF Capital Corp. (a)	1,421	2,629
Riverview Bancorp, Inc. (a)	1,020	2,407
Rockville Financial, Inc.	1,512	16,632
Roma Financial Corp.	2,638	25,430
Rome Bancorp, Inc.	1,067	12,057
Severn Bancorp, Inc. (a)	677	1,950
SI Financial Group, Inc.	1,167	7,165
Territorial Bancorp, Inc.	477	8,786
TFS Financial Corp.	22,317	182,553
Timberland Bancorp, Inc.	250	923
Tree.com, Inc. (a)	969	7,355
Trustco Bank Corp., New York	5,917	33,194
United Community Financial Corp., Ohio (a)	1,934	2,379
United Financial Bancorp, Inc.	2,852	42,295
United Western Bancorp, Inc. (a)	3,337	938
ViewPoint Financial Group	2,273	23,844
Washington Federal, Inc.	8,151	120,309
Waterstone Financial, Inc. (a)	2,022	7,380
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	4,429	$ 36,406
WSFS Financial Corp.	627	27,275
		2,391,444
TOTAL FINANCIALS		19,380,256
HEALTH CARE - 12.6%
Biotechnology - 5.9%
3SBio, Inc. sponsored ADR (a)	1,110	17,039
Aastrom Biosciences, Inc. (a)	464	1,118
Acadia Pharmaceuticals, Inc. (a)	2,336	1,565
Achillion Pharmaceuticals, Inc. (a)	2,091	5,980
Acorda Therapeutics, Inc. (a)	2,796	73,675
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	5,572
Affymax, Inc. (a)	1,762	11,911
Alexion Pharmaceuticals, Inc. (a)	6,531	499,295
Alkermes, Inc. (a)	6,265	65,657
Allos Therapeutics, Inc. (a)	7,271	29,520
Alnylam Pharmaceuticals, Inc. (a)	3,693	33,791
AMAG Pharmaceuticals, Inc. (a)	1,445	22,672
Amarin Corp. PLC ADR (a)	1,491	8,693
Amgen, Inc. (a)	68,544	3,611,583
Amicus Therapeutics, Inc. (a)	2,472	10,259
Amylin Pharmaceuticals, Inc. (a)	10,613	136,006
Anadys Pharmaceuticals, Inc. (a)	2,079	2,225
Anthera Pharmaceuticals, Inc.	1,300	7,111
Antigenics, Inc. (a)	9,659	8,597
Arena Pharmaceuticals, Inc. (a)(d)	7,480	10,846
ARIAD Pharmaceuticals, Inc. (a)	9,358	37,713
ArQule, Inc. (a)	4,918	26,705
Array Biopharma, Inc. (a)	3,726	11,960
AspenBio Pharma, Inc. (a)(d)	1,506	919
Athersys, Inc. (a)	2,708	6,851
AVEO Pharmaceuticals, Inc.	1,900	28,082
AVI BioPharma, Inc. (a)	10,138	18,654
Avigen, Inc. rights (a)	1,684	0
BioCryst Pharmaceuticals, Inc. (a)	3,295	16,277
Biogen Idec, Inc. (a)	17,254	1,103,738
BioMarin Pharmaceutical, Inc. (a)	7,352	199,092
Bionovo, Inc. (a)	640	870
Biosante Pharmaceuticals, Inc. (a)	3,609	5,305
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biospecifics Technologies Corp. (a)(d)	342	$ 7,757
Capstone Therapeutics Corp. (a)	1,251	1,163
Celera Corp. (a)	7,372	41,799
Celgene Corp. (a)	33,012	1,960,253
Cell Therapeutics, Inc. (a)	53,221	20,756
Celldex Therapeutics, Inc. (a)(d)	1,996	8,283
Cephalon, Inc. (a)	5,292	335,989
Cepheid, Inc. (a)	4,096	80,650
Chelsea Therapeutics International Ltd. (a)	3,392	18,419
China Biologic Products, Inc. (a)(d)	1,711	19,916
Cleveland Biolabs, Inc. (a)(d)	3,204	21,563
Clinical Data, Inc. (a)(d)	1,824	33,343
Codexis, Inc. (a)	2,784	26,225
Crucell NV sponsored ADR (a)	1,054	33,001
Cubist Pharmaceuticals, Inc. (a)	3,760	81,630
Curis, Inc. (a)	7,955	13,364
Cyclacel Pharmaceuticals, Inc. (a)	732	1,340
Cytokinetics, Inc. (a)	4,127	9,121
Cytori Therapeutics, Inc. (a)	4,179	18,764
CytRx Corp. (a)	5,744	5,974
Dendreon Corp. (a)	9,773	349,287
Discovery Laboratories, Inc. (a)	9,282	1,856
DUSA Pharmaceuticals, Inc. (a)	923	2,280
Dyax Corp. (a)	6,344	14,337
Dynavax Technologies Corp. (a)	5,399	10,798
Emergent BioSolutions, Inc. rights 10/29/13 (a)	854	0
EntreMed, Inc. (a)	424	3,066
Enzon Pharmaceuticals, Inc. (a)	4,117	45,781
EpiCept Corp. (a)	6,238	2,059
Exact Sciences Corp. (a)	2,959	17,576
Exelixis, Inc. (a)	8,847	51,224
Genomic Health, Inc. (a)	2,164	39,926
Gentium SpA sponsored ADR (a)	138	780
GenVec, Inc. (a)	7,648	3,671
Genzyme Corp. (a)	18,199	1,296,133
Geron Corp. (a)(d)	8,872	50,837
Gilead Sciences, Inc. (a)	60,112	2,194,088
GTx, Inc. (a)	3,012	8,735
Halozyme Therapeutics, Inc. (a)	7,473	51,713
Human Genome Sciences, Inc. (a)(d)	13,760	337,533
Idenix Pharmaceuticals, Inc. (a)	7,108	27,081
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idera Pharmaceuticals, Inc. (a)	1,411	$ 3,499
ImmunoGen, Inc. (a)(d)	4,889	40,676
Immunomedics, Inc. (a)(d)	4,527	14,260
Incyte Corp. (a)	8,834	128,181
Infinity Pharmaceuticals, Inc. (a)	1,638	10,303
Inhibitex, Inc. (a)	4,447	13,030
Insmed, Inc. (a)	9,133	6,576
InterMune, Inc. (a)(d)	3,978	49,964
Ironwood Pharmaceuticals, Inc. Class A	1,050	11,225
Isis Pharmaceuticals, Inc. (a)	7,153	67,489
Keryx Biopharmaceuticals, Inc. (a)	5,121	27,961
Lexicon Pharmaceuticals, Inc. (a)	23,805	32,375
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
Class B (a)	1,966	16,593
rights (a)	1,518	42
rights (a)	1,518	68
rights (a)	1,518	40
rights (a)	1,518	39
MannKind Corp. (a)(d)	8,534	53,594
Marina Biotech, Inc. (a)(d)	284	503
Marshall Edwards, Inc. (a)(d)	544	481
Martek Biosciences (a)	2,219	48,818
Maxygen, Inc.	3,874	25,065
Medivation, Inc. (a)	2,582	29,254
Metabolix, Inc. (a)	2,402	24,596
Micromet, Inc. (a)	5,634	40,903
Molecular Insight Pharmaceuticals, Inc. (a)(d)	1,312	1,050
Momenta Pharmaceuticals, Inc. (a)(d)	3,141	47,900
Myrexis, Inc. (a)	4,067	15,170
Myriad Genetics, Inc. (a)	6,957	149,784
Nabi Biopharmaceuticals (a)	3,990	20,748
Nanosphere, Inc. (a)	2,685	14,043
Neurocrine Biosciences, Inc. (a)	3,383	24,628
NeurogesX, Inc. (a)(d)	1,369	7,338
Nile Therapeutics, Inc. (a)	5,215	2,608
Novavax, Inc. (a)	7,440	16,591
NPS Pharmaceuticals, Inc. (a)	4,747	29,479
Nymox Pharmaceutical Corp. (a)	1,810	7,403
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Omeros Corp. (a)(d)	2,026	$ 16,431
OncoGenex Pharmaceuticals, Inc. (a)	515	8,271
Oncolytics Biotech, Inc. (a)	4,198	19,628
Oncothyreon, Inc. (a)	2,510	8,358
ONYX Pharmaceuticals, Inc. (a)	4,548	133,939
Orchid Cellmark, Inc. (a)	2,602	4,215
OREXIGEN Therapeutics, Inc. (a)(d)	3,466	18,058
Osiris Therapeutics, Inc. (a)	3,298	21,635
OXiGENE, Inc. (a)	1,607	329
Oxygen Biotherapeutics, Inc. (a)	1,500	3,225
PDL BioPharma, Inc.	8,372	48,390
Peregrine Pharmaceuticals, Inc. (a)(d)	3,244	4,996
Pharmacyclics, Inc. (a)	3,400	18,428
Pharmasset, Inc. (a)	2,429	105,224
Pluristem Therapeutics, Inc. (a)(d)	7,166	9,674
Poniard Pharmaceuticals, Inc. (a)	8,376	3,040
Progenics Pharmaceuticals, Inc. (a)	3,648	17,328
QLT, Inc. (a)	4,361	26,384
Raptor Pharmaceutical Corp. (a)	1,198	4,516
Regeneron Pharmaceuticals, Inc. (a)	5,791	166,897
Repligen Corp. (a)	1,624	6,041
Rigel Pharmaceuticals, Inc. (a)	4,009	31,992
RXi Pharmaceuticals Corp. (a)	745	2,637
Sangamo Biosciences, Inc. (a)	5,191	24,190
Savient Pharmaceuticals, Inc. (a)	5,462	64,506
SciClone Pharmaceuticals, Inc. (a)	4,363	16,318
Seattle Genetics, Inc. (a)	7,126	107,603
SIGA Technologies, Inc. (a)	3,606	45,436
Sinovac Biotech Ltd. (a)	4,346	21,078
Spectrum Pharmaceuticals, Inc. (a)	3,410	15,175
StemCells, Inc. (a)(d)	19,124	20,271
Sunesis Pharmaceuticals, Inc. (a)	1,761	694
Synta Pharmaceuticals Corp. (a)	2,072	8,889
Talecris Biotherapeutics Holdings Corp. (a)	8,899	193,108
Targacept, Inc. (a)	2,128	45,114
Telik, Inc. (a)	2,715	1,955
Theravance, Inc. (a)	4,611	115,183
Transcept Pharmaceuticals, Inc. (a)	1,571	10,117
Trimeris, Inc. (a)	671	1,698
Trius Therapeutics, Inc.	1,800	6,228
United Therapeutics Corp. (a)	4,169	262,355
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vanda Pharmaceuticals, Inc. (a)	1,679	$ 13,533
Vertex Pharmaceuticals, Inc. (a)	14,761	489,032
Vical, Inc. (a)	5,241	10,272
XOMA Ltd. (a)	1,862	4,432
Zalicus, Inc. (a)	9,513	11,225
ZIOPHARM Oncology, Inc. (a)	3,283	13,493
		16,431,170
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (a)	1,567	42,309
Abiomed, Inc. (a)(d)	3,647	41,868
Accuray, Inc. (a)	4,719	28,220
Align Technology, Inc. (a)	5,337	93,344
Alimera Sciences, Inc. (a)(d)	2,500	28,600
Alphatec Holdings, Inc. (a)	5,917	13,313
American Medical Systems Holdings, Inc. (a)	5,446	97,647
Analogic Corp.	1,208	56,136
Angiodynamics, Inc. (a)	2,452	34,254
Anika Therapeutics, Inc. (a)	1,002	6,122
ArthroCare Corp. (a)	1,840	55,715
Atricure, Inc. (a)	695	6,241
Atrion Corp.	234	38,409
BioLase Technology, Inc. (a)	592	906
Cardiac Science Corp. (a)	1,500	3,465
Cardica, Inc. (a)	1,278	3,438
Cardiovascular Systems, Inc. (a)	980	8,781
Cerus Corp. (a)	1,646	3,967
China Medical Technologies, Inc. sponsored ADR (a)	1,646	18,814
Conceptus, Inc. (a)	2,216	29,140
CONMED Corp. (a)	2,415	51,947
Cutera, Inc. (a)	521	3,652
Cyberonics, Inc. (a)	2,180	58,577
Cynosure, Inc. Class A (a)	700	6,636
Delcath Systems, Inc. (a)(d)	3,168	31,870
DENTSPLY International, Inc.	10,180	314,766
DexCom, Inc. (a)	4,859	54,785
DynaVox, Inc. Class A (a)	830	3,270
Endologix, Inc. (a)	4,661	26,474
Exactech, Inc. (a)	1,360	24,235
Gen-Probe, Inc. (a)	3,402	176,428
Given Imaging Ltd. (a)	1,925	29,068
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hansen Medical, Inc. (a)	2,938	$ 4,231
HeartWare International, Inc. (a)	992	91,224
Hologic, Inc. (a)	18,040	295,856
ICU Medical, Inc. (a)	1,041	38,153
IDEXX Laboratories, Inc. (a)(d)	4,088	262,490
Immucor, Inc. (a)	5,142	94,459
Insulet Corp. (a)	2,951	40,045
Integra LifeSciences Holdings Corp. (a)	2,187	94,850
Intuitive Surgical, Inc. (a)	2,793	726,990
IRIS International, Inc. (a)	2,486	23,344
Kensey Nash Corp. (a)	1,045	28,361
LeMaitre Vascular, Inc. (a)	426	2,846
Mako Surgical Corp. (a)	3,360	38,539
Masimo Corp.	4,523	139,580
Medical Action Industries, Inc. (a)	1,561	12,426
MELA Sciences, Inc. (a)(d)	1,612	5,739
Meridian Bioscience, Inc.	2,843	63,171
Merit Medical Systems, Inc. (a)	2,018	30,754
Natus Medical, Inc. (a)	2,216	28,498
Neogen Corp. (a)	1,962	72,888
NeuroMetrix, Inc. (a)	497	258
NMT Medical, Inc. (a)	513	108
NuVasive, Inc. (a)(d)	2,787	65,104
NxStage Medical, Inc. (a)	3,958	85,651
OraSure Technologies, Inc. (a)	2,902	15,236
Orthofix International NV (a)	1,423	38,691
Orthovita, Inc. (a)	5,865	11,671
OTIX Global, Inc. (a)	284	3,127
Palomar Medical Technologies, Inc. (a)	1,877	23,369
Quidel Corp. (a)	2,368	31,281
Rochester Medical Corp. (a)	1,184	13,095
Rockwell Medical Technologies, Inc. (a)	2,032	15,829
RTI Biologics, Inc. (a)	3,187	8,637
Shamir Optical Industry Ltd.	707	9,608
Sirona Dental Systems, Inc. (a)	4,001	151,198
Solta Medical, Inc. (a)	4,423	8,979
SonoSite, Inc. (a)	1,349	40,983
Staar Surgical Co. (a)	2,835	15,167
Stereotaxis, Inc. (a)(d)	3,232	11,150
SurModics, Inc. (a)(d)	1,470	13,598
Synergetics USA, Inc. (a)	1,175	4,042
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Syneron Medical Ltd. (a)	2,826	$ 27,271
Synovis Life Technologies, Inc. (a)	2,035	32,865
The Spectranetics Corp. (a)	1,742	8,518
ThermoGenesis Corp. (a)	1,101	3,050
Thoratec Corp. (a)	4,037	102,762
TomoTherapy, Inc. (a)	4,758	16,653
TranS1, Inc. (a)	612	1,169
Trinity Biotech PLC sponsored ADR (a)	674	5,419
Unilife Corp. (a)(d)	3,500	19,005
Utah Medical Products, Inc.	500	13,615
Vascular Solutions, Inc. (a)	1,180	12,484
Volcano Corp. (a)	3,479	92,367
Winner Medical Group, Inc. (a)(d)	1,800	10,224
Wright Medical Group, Inc. (a)	2,669	35,204
Young Innovations, Inc.	390	11,786
Zoll Medical Corp. (a)	1,648	55,076
		4,501,091
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	1,038	51,101
Allied Healthcare International, Inc. (a)	7,104	20,602
Almost Family, Inc. (a)	863	30,585
Amedisys, Inc. (a)	2,018	57,271
America Service Group, Inc.	530	7,780
American CareSource Holdings, Inc. (a)	1,100	1,507
American Dental Partners, Inc. (a)	1,575	19,451
AmSurg Corp. (a)	1,125	20,678
Animal Health International, Inc. (a)	1,331	3,328
Bio-Reference Laboratories, Inc. (a)	2,262	47,434
BioScrip, Inc. (a)	3,251	13,069
CardioNet, Inc. (a)	1,581	6,387
Catalyst Health Solutions, Inc. (a)	3,439	147,602
Chindex International, Inc. (a)	849	12,930
Clarient, Inc. (a)	6,261	31,305
Corvel Corp. (a)	957	43,725
Cross Country Healthcare, Inc. (a)	3,098	23,793
Express Scripts, Inc. (a)	38,961	2,029,478
Genoptix, Inc. (a)	1,274	21,747
Gentiva Health Services, Inc. (a)	2,116	48,626
Healthways, Inc. (a)	2,712	26,171
Henry Schein, Inc. (a)	6,487	372,548
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HMS Holdings Corp. (a)	1,903	$ 119,908
IPC The Hospitalist Co., Inc. (a)	1,313	42,567
LCA-Vision, Inc. (a)	1,176	6,092
LHC Group, Inc. (a)	1,191	31,502
LifePoint Hospitals, Inc. (a)	3,977	144,047
Lincare Holdings, Inc.	7,024	180,868
Magellan Health Services, Inc. (a)	2,419	117,805
Medcath Corp. (a)	1,605	20,255
MWI Veterinary Supply, Inc. (a)	943	57,617
National Research Corp.	370	10,475
NightHawk Radiology Holdings, Inc. (a)	1,452	9,423
NovaMed Eyecare, Inc. (a)(d)	392	4,555
Patterson Companies, Inc.	8,619	256,243
PDI, Inc. (a)	594	5,619
Prospect Medical Holdings, Inc. (a)	1,450	12,238
Providence Service Corp. (a)	853	14,339
PSS World Medical, Inc. (a)	3,884	80,010
RadNet, Inc. (a)	2,333	5,996
ResCare, Inc. (a)	2,120	28,048
Rural/Metro Corp. (a)	2,478	28,076
Sharps Compliance Corp. (a)	740	3,360
Sun Healthcare Group, Inc. (a)	1,068	10,466
The Ensign Group, Inc.	1,319	28,372
U.S. Physical Therapy, Inc. (a)	1,196	22,951
VCA Antech, Inc. (a)	6,127	133,844
		4,411,794
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	10,235	179,624
athenahealth, Inc. (a)	2,444	100,228
Cerner Corp. (a)	5,904	518,725
Computer Programs & Systems, Inc.	840	39,220
iCAD, Inc. (a)	2,501	3,752
MedAssets, Inc. (a)	4,099	76,016
Medidata Solutions, Inc. (a)	1,700	33,830
MedQuist, Inc.	2,000	17,840
Merge Healthcare, Inc. (a)	5,742	22,164
Omnicell, Inc. (a)	2,544	34,090
Quality Systems, Inc.	2,125	137,041
SXC Health Solutions Corp. (a)	4,372	167,155
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Transcend Services, Inc. (a)	710	$ 11,360
Vital Images, Inc. (a)	1,217	16,332
		1,357,377
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	4,219	35,524
Affymetrix, Inc. (a)	5,223	21,728
Albany Molecular Research, Inc. (a)	3,021	15,256
Arrowhead Research Corp. (a)	1,920	1,824
Bruker BioSciences Corp. (a)	11,774	181,555
Caliper Life Sciences, Inc. (a)	7,618	44,718
Combimatrix Corp. (a)	142	280
Complete Genomics, Inc.	2,200	17,050
Compugen Ltd. (a)	1,757	6,659
Dionex Corp. (a)	1,284	117,062
eResearchTechnology, Inc. (a)	4,964	27,848
Furiex Pharmaceuticals, Inc. (a)	710	8,747
Harvard Bioscience, Inc. (a)	3,295	12,916
ICON PLC sponsored ADR (a)	4,511	90,806
Illumina, Inc. (a)	9,031	542,944
Kendle International, Inc. (a)	727	6,550
Life Technologies Corp. (a)	13,111	652,993
Luminex Corp. (a)	3,105	52,412
Medtox Scientific, Inc.	357	4,141
Pacific Biosciences of California, Inc.	4,500	56,700
PAREXEL International Corp. (a)	4,187	73,524
Pharmaceutical Product Development, Inc.	8,671	216,081
Pure Bioscience (a)	1,890	4,064
QIAGEN NV (a)	16,673	305,116
Sequenom, Inc. (a)(d)	4,998	34,336
SeraCare Life Sciences, Inc. (a)	764	3,171
Techne Corp.	2,429	145,910
		2,679,915
Pharmaceuticals - 2.1%
Acura Pharmaceuticals, Inc. (a)(d)	2,462	6,500
Adolor Corp. (a)	5,544	6,930
Akorn, Inc. (a)	6,018	31,956
Alexza Pharmaceuticals, Inc. (a)	4,285	3,872
Angiotech Pharmaceuticals, Inc. (a)	4,579	1,048
Ardea Biosciences, Inc. (a)	1,685	37,458
Auxilium Pharmaceuticals, Inc. (a)	3,409	64,532
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)(d)	6,500	$ 27,820
Biodel, Inc. (a)(d)	1,400	2,380
BioMimetic Therapeutics, Inc. (a)	1,931	21,550
BMP Sunstone Corp. (a)	3,220	31,814
Cadence Pharmaceuticals, Inc. (a)(d)	4,147	29,734
Cardiome Pharma Corp. (a)	5,488	26,729
Columbia Laboratories, Inc. (a)	1,899	2,545
Corcept Therapeutics, Inc. (a)	7,129	27,803
Cornerstone Therapeutics, Inc. (a)	1,844	11,009
CPEX Pharmaceuticals, Inc. (a)	136	3,359
Cumberland Pharmaceuticals, Inc. (a)	1,718	11,785
Cypress Bioscience, Inc. (a)	3,928	15,633
DepoMed, Inc. (a)	3,719	20,306
Durect Corp. (a)	10,798	32,178
Endo Pharmaceuticals Holdings, Inc. (a)	8,345	300,503
Eurand NV (a)	4,134	45,350
Flamel Technologies SA sponsored ADR (a)(d)	1,311	9,295
Hi-Tech Pharmacal Co., Inc. (a)	1,240	29,487
Impax Laboratories, Inc. (a)	4,486	80,299
Inspire Pharmaceuticals, Inc. (a)	6,727	46,954
Ista Pharmaceuticals, Inc. (a)	1,726	7,681
Jazz Pharmaceuticals, Inc. (a)	2,544	42,358
Jiangbo Pharmaceuticals, Inc. (a)	950	5,776
Labopharm, Inc. (a)	3,695	3,563
MAP Pharmaceuticals, Inc. (a)	1,862	26,757
Matrixx Initiatives, Inc. (a)	2,605	13,494
Mylan, Inc. (a)	31,253	611,465
Nektar Therapeutics (a)	7,166	90,793
Novogen Ltd. sponsored ADR (a)	97	49
NuPathe, Inc.	1,000	5,970
Obagi Medical Products, Inc. (a)	1,285	14,032
Optimer Pharmaceuticals, Inc. (a)	2,863	27,113
Pain Therapeutics, Inc.	4,907	39,109
Perrigo Co.	6,562	395,295
Pozen, Inc. (a)	3,117	19,949
ProPhase Labs, Inc. (a)	1,566	2,004
Questcor Pharmaceuticals, Inc. (a)	5,132	73,080
Repros Therapeutics, Inc. (a)	372	551
Salix Pharmaceuticals Ltd. (a)	4,077	182,038
Santarus, Inc. (a)	3,045	8,404
Shire PLC sponsored ADR	3,791	266,659
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	$ 11,225
Somaxon Pharmaceuticals, Inc. (a)(d)	2,940	7,909
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	3,805
SuperGen, Inc. (a)	3,481	9,225
Teva Pharmaceutical Industries Ltd. sponsored ADR	51,247	2,564,400
The Medicines Company (a)	3,621	47,725
ViroPharma, Inc. (a)	5,338	82,472
Vivus, Inc. (a)(d)	5,699	37,044
Warner Chilcott PLC	18,132	344,689
XenoPort, Inc. (a)	2,186	16,942
		5,890,405
TOTAL HEALTH CARE		35,271,752
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,516	37,445
American Science & Engineering, Inc.	592	47,727
Applied Energetics, Inc. (a)	7,472	5,978
Applied Signal Technology, Inc.	1,222	40,155
Ascent Solar Technologies, Inc. (a)(d)	1,977	6,307
Astronics Corp. (a)	339	6,973
BE Aerospace, Inc. (a)	7,358	261,209
Ceradyne, Inc. (a)	2,097	55,403
Elbit Systems Ltd.	2,996	140,213
GeoEye, Inc. (a)	1,394	55,565
Global Defense Technology & Systems, Inc.	921	12,562
Herley Industries, Inc. (a)	746	12,130
Innovative Solutions & Support, Inc. (a)	1,067	5,901
KEYW Holding Corp.	1,900	23,750
Kratos Defense & Security Solutions, Inc. (a)	2,082	22,007
Ladish Co., Inc. (a)	1,186	55,671
LMI Aerospace, Inc. (a)	964	15,684
Sypris Solutions, Inc. (a)	676	2,305
Taser International, Inc. (a)	4,353	17,543
TAT Technologies Ltd.	863	4,483
		829,011
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	3,839	28,332
Atlas Air Worldwide Holdings, Inc. (a)	1,792	97,772
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
C.H. Robinson Worldwide, Inc.	11,916	$ 878,328
Dynamex, Inc. (a)	981	23,691
Expeditors International of Washington, Inc.	14,842	785,142
Forward Air Corp.	2,142	58,948
Hub Group, Inc. Class A (a)	2,631	85,850
Pacer International, Inc. (a)	2,247	12,561
Park-Ohio Holdings Corp. (a)	771	14,919
UTI Worldwide, Inc.	7,164	137,907
		2,123,450
Airlines - 0.2%
Allegiant Travel Co.	1,372	68,504
Hawaiian Holdings, Inc. (a)	4,459	35,226
JetBlue Airways Corp. (a)	21,289	144,552
Pinnacle Airlines Corp. (a)	2,738	22,260
Republic Airways Holdings, Inc. (a)	2,375	18,430
Ryanair Holdings PLC sponsored ADR	7,810	238,439
SkyWest, Inc.	3,793	61,409
		588,820
Building Products - 0.1%
AAON, Inc.	1,218	31,242
American Woodmark Corp.	1,276	26,554
Apogee Enterprises, Inc.	2,050	23,063
Builders FirstSource, Inc. (a)(d)	6,715	10,610
China Architectural Engineering, Inc. (a)	2,400	1,419
China Ceramics Co. Ltd. (a)(d)	1,500	11,025
Gibraltar Industries, Inc. (a)	2,751	27,978
Insteel Industries, Inc.	926	9,603
PGT, Inc. (a)	4,454	9,799
Universal Forest Products, Inc.	1,250	40,850
US Home Systems, Inc. (a)	272	1,020
		193,163
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	4,492	26,593
Casella Waste Systems, Inc. Class A (a)	1,581	7,209
CECO Environmental Corp. (a)	977	5,354
Cintas Corp.	10,991	293,954
Copart, Inc. (a)	6,167	218,805
Courier Corp.	1,323	18,800
EnerNOC, Inc. (a)(d)	1,893	46,435
Fuel Tech, Inc. (a)	2,055	15,022
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
G&K Services, Inc. Class A	1,298	$ 36,007
Guanwei Recycling Corp. (a)	1,400	5,124
Healthcare Services Group, Inc.	4,728	75,317
Heritage-Crystal Clean, Inc. (a)	639	6,186
Herman Miller, Inc.	3,951	85,105
InnerWorkings, Inc. (a)	4,327	26,698
Interface, Inc. Class A	4,270	61,659
Intersections, Inc.	1,601	16,650
Kimball International, Inc. Class B	3,264	19,127
McGrath RentCorp.	1,837	51,289
Mobile Mini, Inc. (a)	2,314	41,814
Multi-Color Corp.	745	14,565
Perma-Fix Environmental Services, Inc. (a)	2,601	3,928
R.R. Donnelley & Sons Co.	15,112	238,165
RINO International Corp. (a)(d)	2,476	15,054
Standard Parking Corp. (a)	1,686	29,943
Stericycle, Inc. (a)	5,914	437,045
Sykes Enterprises, Inc. (a)	3,184	58,586
Team, Inc. (a)	1,757	35,773
Tetra Tech, Inc. (a)	4,262	98,495
United Stationers, Inc. (a)	1,562	99,140
US Ecology, Inc.	1,521	23,895
Virco Manufacturing Co.	1,086	2,834
WCA Waste Corp. (a)	2,105	12,146
		2,126,717
Construction & Engineering - 0.2%
Foster Wheeler Ag (a)	9,304	260,512
Great Lakes Dredge & Dock Corp.	3,806	29,230
Insituform Technologies, Inc. Class A (a)	2,578	57,077
Integrated Electrical Services, Inc. (a)	652	2,054
Layne Christensen Co. (a)	1,467	48,367
MYR Group, Inc. (a)	1,479	23,324
Northwest Pipe Co. (a)	758	16,820
Primoris Services Corp.	2,215	19,581
Sterling Construction Co., Inc. (a)	1,382	18,643
UniTek Global Services, Inc. (a)	2,400	10,848
		486,456
Electrical Equipment - 0.4%
A-Power Energy Generation Systems, Ltd. (a)(d)	3,139	19,964
A123 Systems, Inc. (a)(d)	7,793	59,928
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Active Power, Inc. (a)	12,711	$ 26,439
Advanced Battery Technologies, Inc. (a)(d)	4,982	18,832
American Superconductor Corp. (a)(d)	3,216	107,028
Broadwind Energy, Inc. (a)	8,190	15,643
Capstone Turbine Corp. (a)	16,385	12,813
China BAK Battery, Inc. (a)(d)	3,906	7,343
China Electric Motor, Inc.	1,700	8,279
China Recycling Energy Corp. (a)(d)	2,900	8,555
China Ritar Power Corp. (a)(d)	3,274	9,691
Coleman Cable, Inc. (a)	1,065	6,124
Deswell Industries, Inc.	609	1,979
Ecotality, Inc. (a)	654	2,256
Encore Wire Corp.	1,450	33,031
Ener1, Inc. (a)(d)	8,808	38,315
Franklin Electric Co., Inc.	1,509	58,715
FuelCell Energy, Inc. (a)(d)	8,624	9,745
Fushi Copperweld, Inc. (a)	2,570	23,079
Global Power Equipment Group, Inc. (a)	1,100	21,912
Harbin Electric, Inc. (a)	2,087	33,976
Highpower International, Inc. (a)	815	2,755
Hoku Corp. (a)(d)	4,244	10,780
Hydrogenics Corp. (a)	131	498
II-VI, Inc. (a)	2,500	102,075
Jinpan International Ltd.	1,698	17,371
Lihua International, Inc. (a)(d)	1,829	21,911
Lime Energy Co. (a)	1,937	7,942
LSI Industries, Inc.	2,044	18,049
Nexxus Lighting, Inc. (a)	956	2,065
Ocean Power Technologies, Inc. (a)	1,435	8,165
Plug Power, Inc. (a)	6,316	2,558
Powell Industries, Inc. (a)	807	28,390
PowerSecure International, Inc. (a)	871	7,508
Preformed Line Products Co.	259	12,044
Satcon Technology Corp. (a)	5,298	18,702
Ultralife Corp. (a)	1,473	9,221
Valence Technology, Inc. (a)(d)	16,044	21,339
Vicor Corp.	2,800	46,984
Woodward Governor Co.	4,914	165,848
		1,027,852
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,294	$ 57,454
Machinery - 1.4%
3D Systems Corp. (a)	2,450	68,943
Altra Holdings, Inc. (a)	2,183	36,631
American Railcar Industries, Inc. (a)	2,226	33,412
Astec Industries, Inc. (a)	1,883	56,396
Bucyrus International, Inc. Class A	5,743	512,046
Chart Industries, Inc. (a)	2,340	74,014
China Fire & Security Group, Inc. (a)	2,036	14,700
China Valves Technology, Inc. (a)(d)	2,643	26,721
China Wind Systems, Inc. (a)	1,970	7,269
Columbus McKinnon Corp. (NY Shares) (a)	1,868	30,654
Commercial Vehicle Group, Inc. (a)	2,120	30,040
Dynamic Materials Corp.	806	12,969
Energy Recovery, Inc. (a)(d)	3,989	13,283
Flow International Corp. (a)	3,549	11,747
Force Protection, Inc. (a)	5,486	28,143
FreightCar America, Inc.	980	24,343
Gencor Industries, Inc. (a)	519	3,669
Hardinge, Inc.	1,062	8,777
Hurco Companies, Inc. (a)	280	5,393
Joy Global, Inc.	7,112	542,788
Key Technology, Inc. (a)	313	5,221
L.B. Foster Co. Class A (a)	891	30,909
Lincoln Electric Holdings, Inc.	3,029	186,768
Makita Corp. sponsored ADR	115	4,143
MFRI, Inc. (a)	146	1,168
Middleby Corp. (a)	1,285	103,404
NN, Inc. (a)	807	8,070
Nordson Corp.	2,471	196,272
Omega Flex, Inc.	414	7,026
PACCAR, Inc.	26,088	1,405,100
PMFG, Inc. (a)	953	14,200
Portec Rail Products, Inc.	692	8,027
RBC Bearings, Inc. (a)	1,554	57,327
Shengkai Innovations, Inc. (a)(d)	500	3,250
SmartHeat, Inc. (a)	2,200	10,450
Sun Hydraulics Corp.	1,419	44,216
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	16,862
Class B (a)	262	3,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Thermadyne Holdings Corp. (a)	668	$ 9,993
TriMas Corp. (a)	3,224	64,319
Twin Disc, Inc.	1,506	36,746
Westport Innovations, Inc.	2,762	49,934
Wuhan General Group China Ltd. (a)	1,750	2,223
		3,811,124
Marine - 0.1%
American Commercial Lines, Inc. (a)	1,241	40,953
DryShips, Inc. (a)	20,442	105,685
Eagle Bulk Shipping, Inc. (a)	4,473	22,365
Euroseas Ltd.	2,727	10,553
FreeSeas, Inc. (a)	343	1,348
Newlead Holdings Ltd. (a)	85	227
OceanFreight, Inc. (a)	3,560	3,418
Seanergy Martime Holdings Corp. (a)	3,125	3,125
Star Bulk Carriers Corp. (d)	6,130	17,593
TBS International Ltd. Class A (a)	2,262	8,596
Ultrapetrol (Bahamas) Ltd. (a)	1,325	9,156
		223,019
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	868	44,042
Acacia Research Corp. - Acacia Technologies (a)	2,802	76,355
Advisory Board Co. (a)	1,397	66,302
Barrett Business Services, Inc.	849	12,591
CoStar Group, Inc. (a)(d)	1,672	88,181
CRA International, Inc. (a)	945	20,885
Exponent, Inc. (a)	1,070	37,364
Heidrick & Struggles International, Inc.	1,475	30,636
Hudson Highland Group, Inc. (a)	1,554	6,340
Huron Consulting Group, Inc. (a)	1,413	32,089
ICF International, Inc. (a)	1,258	30,117
Kelly Services, Inc. Class A (non-vtg.) (a)	2,586	46,225
Kforce, Inc. (a)	2,704	40,857
LECG Corp. (a)	2,460	2,318
Lightbridge Corp. (a)(d)	2,205	11,378
Odyssey Marine Exploration, Inc. (a)	6,577	13,022
On Assignment, Inc. (a)	2,000	13,740
RCM Technologies, Inc. (a)	426	2,049
Resources Connection, Inc.	4,204	70,333
School Specialty, Inc. (a)	1,586	20,031
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Verisk Analytics, Inc. (a)	10,439	$ 315,989
VSE Corp.	427	12,968
		993,812
Road & Rail - 0.4%
AMERCO (a)	1,394	135,134
Arkansas Best Corp.	1,921	47,324
Covenant Transport Group, Inc. Class A (a)	611	5,194
Frozen Food Express Industries, Inc. (a)	1,931	6,816
Heartland Express, Inc.	6,302	97,366
J.B. Hunt Transport Services, Inc.	8,506	310,469
Landstar System, Inc.	3,580	128,701
Marten Transport Ltd.	2,024	43,516
Old Dominion Freight Lines, Inc. (a)	3,846	111,072
P.A.M. Transportation Services, Inc. (a)	668	7,234
Patriot Transportation Holding, Inc. (a)	214	15,926
Quality Distribution, Inc. (a)	1,569	10,889
Saia, Inc. (a)	1,454	21,912
Trailer Bridge, Inc. (a)	724	2,063
Universal Truckload Services, Inc. (a)	990	14,850
USA Truck, Inc. (a)	1,050	13,913
Vitran Corp., Inc. (a)	938	10,881
Werner Enterprises, Inc.	4,976	107,382
YRC Worldwide, Inc. (a)(d)	3,141	10,962
		1,101,604
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,840	28,762
Beacon Roofing Supply, Inc. (a)	3,114	53,530
DXP Enterprises, Inc. (a)	963	20,724
Fastenal Co. (d)	10,589	566,723
H&E Equipment Services, Inc. (a)	2,677	26,636
Houston Wire & Cable Co.	2,312	24,623
Kaman Corp.	1,741	49,044
Lawson Products, Inc.	645	12,971
Mitsui & Co. Ltd. sponsored ADR	45	14,070
Rush Enterprises, Inc.:
Class A (a)	2,392	42,027
Class B (a)	1,009	17,678
Titan Machinery, Inc. (a)	1,583	33,188
		889,976
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	4,625	$ 2,840
Grupo Aeroportuario Norte SAB de CV ADR (a)(d)	550	8,338
		11,178
TOTAL INDUSTRIALS		14,463,636
INFORMATION TECHNOLOGY - 51.1%
Communications Equipment - 7.3%
Acme Packet, Inc. (a)	4,540	222,369
ADC Telecommunications, Inc. (a)	6,573	83,609
Adtran, Inc.	4,442	138,324
Alvarion Ltd. (a)	5,431	14,229
Anaren, Inc. (a)	1,716	31,248
Arris Group, Inc. (a)	8,843	88,518
Aruba Networks, Inc. (a)	6,629	140,535
AudioCodes Ltd. (a)	1,741	7,887
Aviat Networks, Inc. (a)	3,862	15,989
Bel Fuse, Inc.:
Class A	177	4,076
Class B (non-vtg.)	558	12,527
BigBand Networks, Inc. (a)	5,734	17,087
Black Box Corp.	1,579	56,576
Blue Coat Systems, Inc. (a)	3,096	82,354
Brocade Communications Systems, Inc. (a)	32,892	163,802
Ceragon Networks Ltd. (a)	2,384	25,413
China GrenTech Corp. Ltd. ADR (a)(d)	1,452	4,109
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	5,387	21,171
Ciena Corp. (a)(d)	6,750	102,263
Cisco Systems, Inc. (a)	410,263	7,860,639
Cogo Group, Inc. (a)	4,165	31,154
Comtech Telecommunications Corp.	1,949	57,807
DG FastChannel, Inc. (a)	2,008	50,662
Dialogic, Inc. (a)	360	1,854
Digi International, Inc. (a)	3,056	29,338
Ditech Networks, Inc. (a)	1,208	1,740
DragonWave, Inc. (a)	2,480	18,674
EchoStar Holding Corp. Class A (a)	3,192	64,383
EMCORE Corp. (a)(d)	3,730	4,774
EMS Technologies, Inc. (a)	1,352	25,134
Endwave Corp. (a)	412	1,112
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EXFO, Inc. (sub. vtg.) (a)	2,252	$ 14,127
Extreme Networks, Inc. (a)	7,442	21,805
F5 Networks, Inc. (a)	5,759	759,497
Finisar Corp. (a)	5,634	107,722
Gilat Satellite Networks Ltd. (a)	2,826	13,650
Globecomm Systems, Inc. (a)	1,123	9,489
Harmonic, Inc. (a)	6,840	46,238
Hughes Communications, Inc. (a)	1,719	68,072
Infinera Corp. (a)	8,141	66,431
InterDigital, Inc. (a)	3,092	102,252
Ituran Location & Control Ltd.	1,591	24,470
Ixia (a)	5,463	86,643
JDS Uniphase Corp. (a)	16,035	190,335
KVH Industries, Inc. (a)	1,563	20,710
Loral Space & Communications Ltd. (a)	1,577	115,247
Meru Networks, Inc. (a)	1,000	13,870
Mitel Networks, Inc. (a)	3,745	24,492
NETGEAR, Inc. (a)	2,308	73,348
Network Engines, Inc. (a)	2,771	4,267
Network Equipment Technologies, Inc. (a)	1,783	7,239
NumereX Corp. Class A (a)	847	6,912
Occam Networks, Inc. (a)	2,320	17,261
Oclaro, Inc. (a)	3,681	35,706
Oplink Communications, Inc. (a)	1,737	30,033
Opnext, Inc. (a)	6,299	8,630
ORBCOMM, Inc. (a)	2,897	7,648
Orckit Communications Ltd. (a)(d)	1,533	4,108
Parkervision, Inc. (a)(d)	2,588	1,100
PC-Tel, Inc. (a)	1,155	7,253
Performance Technologies, Inc. (a)	470	841
Polycom, Inc. (a)	5,975	221,105
Powerwave Technologies, Inc. (a)(d)	6,700	14,137
QUALCOMM, Inc.	115,217	5,385,243
RADWARE Ltd. (a)	1,428	44,311
Research In Motion Ltd. (a)	37,835	2,340,095
Riverbed Technology, Inc. (a)	10,434	353,817
SeaChange International, Inc. (a)	3,784	30,423
ShoreTel, Inc. (a)	3,356	23,828
Sierra Wireless, Inc. (a)	2,705	29,827
Silicom Ltd. (a)	400	6,484
Sonus Networks, Inc. (a)	19,406	52,008
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sycamore Networks, Inc.	2,247	$ 67,455
Symmetricom, Inc. (a)	5,203	34,600
Tekelec (a)	4,857	59,984
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	18,411	190,002
Telestone Technologies Corp. (a)	578	6,306
Tellabs, Inc.	27,280	172,137
Telular Corp.	871	4,634
Tollgrade Communications, Inc. (a)	443	3,792
UTStarcom, Inc. (a)	8,980	19,217
ViaSat, Inc. (a)	2,704	111,837
Westell Technologies, Inc. Class A (a)	3,694	10,971
ZST Digital Networks, Inc. (a)	576	4,038
		20,455,004
Computers & Peripherals - 9.2%
ActivIdentity Corp. (a)	5,068	16,471
Apple, Inc. (a)	65,614	20,415,750
Avid Technology, Inc. (a)	2,752	42,876
Concurrent Computer Corp. (a)	225	1,076
Cray, Inc. (a)	3,431	24,497
Dell, Inc. (a)	139,761	1,847,640
Dot Hill Systems Corp. (a)	4,517	8,040
Electronics for Imaging, Inc. (a)	4,088	53,512
Hutchinson Technology, Inc. (a)	1,552	4,811
iGO, Inc. (a)	1,162	3,684
Immersion Corp. (a)	1,492	8,370
Intevac, Inc. (a)	2,427	32,279
Isilon Systems, Inc. (a)	4,795	161,831
LaserCard Corp. (a)	492	2,086
Logitech International SA (a)(d)	12,447	240,476
NetApp, Inc. (a)	25,683	1,308,035
Novatel Wireless, Inc. (a)	2,420	23,740
Overland Storage, Inc. (a)	304	389
Presstek, Inc. (a)	2,467	4,564
QLogic Corp. (a)	7,884	141,045
Rimage Corp. (a)	799	12,225
SanDisk Corp. (a)	16,661	743,081
Seagate Technology (a)	34,059	456,731
Silicon Graphics International Corp. (a)	2,701	20,771
Smart Technologies, Inc. Class A (a)	2,900	28,842
STEC, Inc. (a)(d)	3,803	64,632
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Stratasys, Inc. (a)	1,858	$ 62,838
Super Micro Computer, Inc. (a)	2,842	29,273
Synaptics, Inc. (a)	2,366	67,431
Xyratex Ltd. (a)	2,115	32,317
		25,859,313
Electronic Equipment & Components - 1.3%
Agilysys, Inc. (a)	2,256	11,573
Brightpoint, Inc. (a)	6,256	51,299
CalAmp Corp. (a)	4,043	10,188
Cogent, Inc. (a)	6,548	68,689
Cognex Corp.	2,704	75,604
Coherent, Inc. (a)	1,959	80,926
Comverge, Inc. (a)(d)	2,385	15,908
CPI International, Inc. (a)	1,519	29,393
Daktronics, Inc.	3,527	47,544
DDi Corp.	1,501	15,745
Digital Ally, Inc. (a)	1,439	2,245
DTS, Inc. (a)	1,270	59,614
Echelon Corp. (a)	3,399	32,392
Electro Rent Corp.	1,443	21,385
Electro Scientific Industries, Inc. (a)	2,429	36,289
FARO Technologies, Inc. (a)	1,390	36,098
Flextronics International Ltd. (a)	56,990	413,178
FLIR Systems, Inc. (a)	11,154	298,983
Frequency Electronics, Inc. (a)	801	4,950
Funtalk China Holdings Ltd. (a)	3,228	19,594
GTSI Corp. (a)	429	2,059
HLS Systems International Ltd. (a)(d)	3,677	50,044
I. D. Systems Inc. (a)	623	1,657
Identive Group, Inc. (a)	1,068	2,520
Insight Enterprises, Inc. (a)	3,642	45,926
IPG Photonics Corp. (a)	3,185	91,282
Itron, Inc. (a)	2,989	169,686
LeCroy Corp. (a)	1,187	11,027
Littelfuse, Inc.	1,594	73,754
LoJack Corp. (a)	1,208	5,955
Magal Security Systems Ltd. (a)(d)	1,252	3,869
Maxwell Technologies, Inc. (a)	1,992	32,211
Measurement Specialties, Inc. (a)	1,117	28,573
Mercury Computer Systems, Inc. (a)	1,684	29,992
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Microvision, Inc. (a)(d)	9,861	$ 13,904
Molex, Inc. (d)	6,896	143,437
Molex, Inc. Class A (non-vtg.)	5,800	101,036
MTS Systems Corp.	1,440	55,181
Multi-Fineline Electronix, Inc. (a)	2,064	48,091
National Instruments Corp.	5,822	198,647
NetList, Inc. (a)	1,689	3,902
Newport Corp. (a)	3,672	53,354
NU Horizons Electronics Corp. (a)	1,635	11,380
Orbotech Ltd. (a)	3,303	36,399
OSI Systems, Inc. (a)	1,358	47,353
PC Connection, Inc. (a)	2,121	19,131
PC Mall, Inc. (a)	1,949	13,701
Perceptron, Inc. (a)	784	4,030
Planar Systems, Inc. (a)	480	1,032
Plexus Corp. (a)	2,819	76,494
Power-One, Inc. (a)(d)	6,230	58,874
RadiSys Corp. (a)	1,638	14,791
Research Frontiers, Inc. (a)(d)	596	3,028
Richardson Electronics Ltd.	989	10,592
Rofin-Sinar Technologies, Inc. (a)	2,056	59,028
Sanmina-SCI Corp. (a)	5,470	57,162
ScanSource, Inc. (a)	1,823	53,177
SMART Modular Technologies (WWH), Inc. (a)	4,840	27,104
Spectrum Control, Inc. (a)	541	8,261
Tech Data Corp. (a)	3,590	158,211
Tessco Technologies, Inc.	550	8,366
Trimble Navigation Ltd. (a)	8,634	321,530
TTM Technologies, Inc. (a)	5,550	73,565
Universal Display Corp. (a)	2,578	63,831
Viasystems Group, Inc. (a)	1,193	20,699
X-Rite, Inc. (a)(d)	7,258	30,556
Zygo Corp. (a)	1,222	14,004
		3,690,003
Internet Software & Services - 7.6%
Akamai Technologies, Inc. (a)	13,000	678,470
Ancestry.com, Inc.	2,818	80,538
Archipelago Learning, Inc.	1,789	15,439
Art Technology Group, Inc. (a)	10,871	64,900
Autobytel, Inc. (a)	3,159	2,369
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Baidu.com, Inc. sponsored ADR (a)	19,107	$ 2,009,865
China Finance Online Co. Ltd. ADR (a)	2,033	15,329
ChinaCache International Holdings Ltd. sponsored ADR	450	12,465
comScore, Inc. (a)	2,205	48,510
Constant Contact, Inc. (a)(d)	2,338	59,829
CryptoLogic Ltd.	2,831	3,397
DealerTrack Holdings, Inc. (a)	2,806	53,595
Digital River, Inc. (a)	2,765	101,807
EarthLink, Inc.	4,974	44,592
EasyLink Services International Corp. (a)	4,384	19,114
eBay, Inc. (a)	94,272	2,746,143
Enternet Gold Golden Lines Ltd. (a)	1,727	47,579
Equinix, Inc. (a)	3,363	260,969
GigaMedia Ltd. (a)	5,039	7,055
Google, Inc. Class A (a)	17,707	9,839,957
GSI Commerce, Inc. (a)	4,454	106,228
HSW International, Inc. (a)	212	856
IAC/InterActiveCorp (a)	6,745	189,939
InfoSpace, Inc. (a)	3,092	23,870
Internap Network Services Corp. (a)	4,621	24,168
Internet Brands, Inc. Class A (a)	3,000	39,990
Internet Capital Group, Inc. (a)	3,962	49,089
Internet Initiative Japan, Inc. sponsored ADR	728	4,164
iPass, Inc.	2,745	3,267
j2 Global Communications, Inc. (a)	3,673	98,363
Keynote Systems, Inc.	1,025	12,546
KIT Digital, Inc. (a)	1,597	21,991
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	11,260
Limelight Networks, Inc. (a)	5,569	39,540
Liquidity Services, Inc. (a)	2,232	34,529
LivePerson, Inc. (a)	4,012	38,756
Local.com Corp. (a)	545	2,076
LogMeIn, Inc. (a)	1,658	72,604
LoopNet, Inc. (a)	2,688	28,654
Marchex, Inc. Class B	1,598	11,538
Market Leader, Inc. (a)	3,144	5,942
MediaMind Technologies, Inc. (a)	1,350	17,712
Mercadolibre, Inc. (a)	3,226	205,238
ModusLink Global Solutions, Inc. (a)	3,600	24,120
Move, Inc. (a)	10,906	27,592
NaviSite, Inc. (a)	3,222	11,406
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NetEase.com, Inc. sponsored ADR (a)	5,266	$ 201,056
NIC, Inc.	5,174	43,203
Open Text Corp. (a)	3,982	168,729
OpenTable, Inc. (a)	1,680	121,867
Openwave Systems, Inc. (a)	4,488	10,726
Perficient, Inc. (a)	2,900	32,712
QuinStreet, Inc. (d)	3,085	61,700
RADVision Ltd. (a)	1,551	12,113
RealNetworks, Inc. (a)	10,884	37,223
Rediff.com India Ltd. sponsored ADR (a)	371	1,135
RightNow Technologies, Inc. (a)	2,428	61,501
Saba Software, Inc. (a)	1,898	11,445
SAVVIS, Inc. (a)	3,819	95,971
SciQuest, Inc.	1,500	20,115
Selectica, Inc. (a)	245	1,220
Sify Technologies Ltd. sponsored ADR (a)(d)	7,477	13,384
Sina Corp. (a)	4,341	277,911
Sohu.com, Inc. (a)	2,711	188,225
SPS Commerce, Inc. (a)	1,000	11,860
Stamps.com, Inc.	989	13,015
Subaye, Inc. (a)	400	2,852
Support.com, Inc. (a)	2,282	14,765
TechTarget, Inc. (a)	3,566	21,218
Terremark Worldwide, Inc. (a)	4,592	54,943
The Knot, Inc. (a)	2,918	27,283
TheStreet.com, Inc.	1,783	4,778
Travelzoo, Inc. (a)	1,418	60,960
United Online, Inc.	6,293	40,055
ValueClick, Inc. (a)	5,743	89,246
VeriSign, Inc. (a)	12,609	432,615
VistaPrint Ltd. (a)(d)	3,115	125,597
Vocus, Inc. (a)	1,536	37,601
Web.com, Inc. (a)	1,607	13,001
WebMD Health Corp. (a)	4,223	216,809
WebMediaBrands, Inc. (a)	1,459	1,196
Yahoo!, Inc. (a)	96,982	1,529,406
Zix Corp. (a)	3,758	14,431
		21,289,227
IT Services - 2.1%
Acorn Energy, Inc. (a)	1,217	4,856
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Acxiom Corp. (a)	5,551	$ 94,423
Automatic Data Processing, Inc.	35,314	1,573,945
Cass Information Systems, Inc.	612	21,640
China Information Technology, Inc. (a)(d)	3,300	17,424
Cognizant Technology Solutions Corp. Class A (a)	21,283	1,382,969
Computer Task Group, Inc. (a)	1,224	12,056
CSG Systems International, Inc. (a)	2,408	45,319
Dynamics Research Corp. (a)	900	12,231
Echo Global Logistics, Inc. (a)	1,450	16,603
Edgewater Technology, Inc. (a)	1,090	3,139
eLoyalty Corp. (a)	438	2,790
Euronet Worldwide, Inc. (a)	3,381	55,313
ExlService Holdings, Inc. (a)	2,333	48,223
Fiserv, Inc. (a)	10,775	595,858
Forrester Research, Inc.	2,033	70,443
Hackett Group, Inc. (a)	1,964	6,913
iGate Corp.	4,208	84,160
Information Services Group, Inc. (a)	2,794	6,175
Infosys Technologies Ltd. sponsored ADR	7,656	506,444
Innodata Isogen, Inc. (a)	1,720	5,057
Integral Systems, Inc. (a)	2,535	23,119
Lionbridge Technologies, Inc. (a)	3,727	12,150
ManTech International Corp. Class A (a)	1,595	63,672
NCI, Inc. Class A (a)	1,074	23,596
Ness Technologies, Inc. (a)	2,946	13,286
Newtek Business Services, Inc.	1,293	1,771
Online Resources Corp. (a)	2,603	11,271
Paychex, Inc.	25,973	741,269
PFSweb, Inc. (a)	257	1,005
PRG-Schultz International, Inc. (a)	1,378	8,006
Rainmaker Systems, Inc. (a)	1,909	2,501
Sapient Corp.	9,219	109,983
Syntel, Inc.	2,849	136,011
TechTeam Global, Inc. (a)	575	4,790
Teletech Holdings, Inc. (a)	4,340	82,286
Telvent GIT SA (a)	2,411	57,526
Tier Technologies, Inc. Class B (a)	3,261	15,979
Virtusa Corp. (a)	2,940	40,102
Yucheng Technologies Ltd. (a)	1,788	5,811
		5,920,115
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,654	$ 133,152
Semiconductors & Semiconductor Equipment - 9.0%
Actions Semiconductor Co. Ltd. ADR (a)	8,012	17,066
Advanced Analogic Technologies, Inc. (a)	6,334	23,182
Advanced Energy Industries, Inc. (a)	3,107	36,290
Aixtron AG sponsored ADR (d)	769	23,578
Alpha & Omega Semiconductor Ltd. (a)	1,448	17,028
Altera Corp.	21,193	743,662
Amkor Technology, Inc. (a)(d)	13,060	90,898
Amtech Systems, Inc. (a)	413	8,549
ANADIGICS, Inc. (a)	5,180	33,256
Applied Materials, Inc.	96,656	1,201,434
Applied Micro Circuits Corp. (a)	5,170	47,978
ARM Holdings PLC sponsored ADR	5,585	104,719
ASM International NV unit (a)	681	16,868
ASML Holding NV	7,815	255,003
Atheros Communications, Inc. (a)	5,012	163,191
Atmel Corp. (a)	33,897	352,190
ATMI, Inc. (a)	2,419	43,421
AuthenTec, Inc. (a)	1,524	3,277
Avago Technologies Ltd.	17,018	444,340
Axcelis Technologies, Inc. (a)	5,873	14,565
AXT, Inc. (a)	3,766	31,070
Broadcom Corp. Class A	32,176	1,431,510
Brooks Automation, Inc. (a)	5,277	38,258
BTU International, Inc. (a)	402	2,714
Cabot Microelectronics Corp. (a)	1,573	62,086
Camtek Ltd. (a)	1,772	4,465
Canadian Solar, Inc. (a)	3,257	42,406
Cascade Microtech, Inc. (a)	599	2,528
Cavium Networks, Inc. (a)	3,193	117,486
Ceva, Inc. (a)	2,018	46,818
China Sunergy Co. Ltd. ADR (a)(d)	1,739	7,582
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,935	4,138
Cirrus Logic, Inc. (a)(d)	5,016	76,594
Cohu, Inc.	2,855	41,340
Conexant Systems, Inc. (a)	5,664	7,703
Cree, Inc. (a)	7,666	499,670
Cymer, Inc. (a)	1,837	69,935
Cypress Semiconductor Corp. (a)	11,788	184,718
Diodes, Inc. (a)	3,379	83,461
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
DSP Group, Inc. (a)	2,504	$ 19,156
Energy Conversion Devices, Inc. (a)	2,972	13,344
Entegris, Inc. (a)	10,671	69,362
Entropic Communications, Inc. (a)	5,377	48,070
Evergreen Solar, Inc. (a)(d)	15,459	12,027
Exar Corp. (a)	4,400	29,480
Ezchip Semiconductor Ltd. (a)	2,049	49,893
FEI Co. (a)	2,571	61,190
First Solar, Inc. (a)(d)	6,145	754,913
FormFactor, Inc. (a)	3,771	34,995
FSI International, Inc. (a)	4,179	14,752
GSI Technology, Inc. (a)	2,209	16,347
GT Solar International, Inc. (a)	10,441	69,850
Himax Technologies, Inc. sponsored ADR	6,926	14,406
Hittite Microwave Corp. (a)	2,011	115,110
Ikanos Communications, Inc. (a)	2,406	2,647
Integrated Device Technology, Inc. (a)	11,149	71,688
Integrated Silicon Solution, Inc. (a)	2,319	18,529
Intel Corp.	399,950	8,446,944
Intersil Corp. Class A	9,498	121,100
IXYS Corp. (a)	3,057	34,208
JA Solar Holdings Co. Ltd. ADR (a)	9,508	65,890
KLA-Tencor Corp.	12,099	443,670
Kopin Corp. (a)	6,157	24,751
Kulicke & Soffa Industries, Inc. (a)	4,659	30,889
Lam Research Corp. (a)	8,787	398,315
Lattice Semiconductor Corp. (a)	9,567	42,573
Linear Technology Corp.	15,429	502,985
LTX-Credence Corp. (a)	3,814	30,054
Marvell Technology Group Ltd. (a)	45,546	878,582
Mattson Technology, Inc. (a)	3,129	8,667
Maxim Integrated Products, Inc.	20,904	486,018
Mellanox Technologies Ltd. (a)	2,648	63,102
MEMSIC, Inc. (a)	1,025	3,106
Micrel, Inc.	5,407	66,939
Microchip Technology, Inc.	12,501	420,159
Micron Technology, Inc. (a)	68,811	499,568
Microsemi Corp. (a)	5,831	129,098
Microtune, Inc. (a)	3,311	9,668
Mindspeed Technologies, Inc. (a)	2,073	12,915
MIPS Technologies, Inc. (a)	3,591	48,802
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MKS Instruments, Inc. (a)	3,418	$ 69,625
Monolithic Power Systems, Inc. (a)	2,525	40,728
MoSys, Inc. (a)	2,523	10,294
Nanometrics, Inc. (a)	1,596	18,913
Netlogic Microsystems, Inc. (a)	4,834	150,821
Nova Measuring Instruments Ltd. (a)	2,306	15,335
Novellus Systems, Inc. (a)	6,378	192,297
NVE Corp. (a)	362	18,458
NVIDIA Corp. (a)	41,231	560,742
NXP Semiconductors NV (d)	18,400	231,472
O2Micro International Ltd. sponsored ADR (a)	3,450	21,390
Omnivision Technologies, Inc. (a)	3,679	104,079
ON Semiconductor Corp. (a)	30,325	247,300
PDF Solutions, Inc. (a)	3,905	15,581
Pericom Semiconductor Corp. (a)	3,349	33,457
Photronics, Inc. (a)	4,964	31,720
Pixelworks, Inc. (a)	616	2,174
PLX Technology, Inc. (a)	3,185	10,702
PMC-Sierra, Inc. (a)	16,808	121,858
Power Integrations, Inc.	1,872	75,423
QuickLogic Corp. (a)	4,310	25,774
Rambus, Inc. (a)	8,310	166,283
Ramtron International Corp. (a)	3,073	11,186
RDA Microelectronics, Inc. sponsored ADR (d)	650	10,413
RF Micro Devices, Inc. (a)	19,464	136,443
Rubicon Technology, Inc. (a)(d)	1,899	41,664
Rudolph Technologies, Inc. (a)	1,643	12,257
Semtech Corp. (a)	3,850	90,052
Sigma Designs, Inc. (a)	2,077	24,924
Silicon Image, Inc. (a)	7,238	55,515
Silicon Laboratories, Inc. (a)	3,117	132,410
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	6,058
Siliconware Precision Industries Co. Ltd. sponsored ADR	10,286	52,870
Skyworks Solutions, Inc. (a)	12,694	323,062
Solarfun Power Holdings Co. Ltd. ADR (a)	2,999	24,922
Spreadtrum Communications, Inc. ADR (a)(d)	2,695	44,063
Standard Microsystems Corp. (a)	1,492	40,657
SunPower Corp.:
Class A (a)	4,237	49,403
Class B (a)	3,505	40,220
Supertex, Inc. (a)	1,164	29,112
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc. (a)	3,447	$ 68,630
Tower Semiconductor Ltd. (a)(d)	15,694	21,815
TranSwitch Corp. (a)	492	1,004
Trident Microsystems, Inc. (a)	11,118	20,568
TriQuint Semiconductor, Inc. (a)	10,881	129,593
Ultra Clean Holdings, Inc. (a)	2,382	18,675
Ultratech, Inc. (a)	1,790	32,882
Varian Semiconductor Equipment Associates, Inc. (a)	5,318	167,677
Veeco Instruments, Inc. (a)	2,926	128,685
Verigy Ltd. (a)	4,358	37,304
Vimicro International Corp. sponsored ADR (a)	1,066	3,379
Volterra Semiconductor Corp. (a)	2,419	54,476
Xilinx, Inc.	18,201	493,611
Zoran Corp. (a)	3,961	27,252
		25,073,947
Software - 14.5%
ACI Worldwide, Inc. (a)	2,700	68,553
Activision Blizzard, Inc.	87,864	1,031,523
Actuate Corp. (a)	3,000	16,920
Adobe Systems, Inc. (a)	37,712	1,045,754
Advent Software, Inc. (a)	1,976	101,922
Allot Communications Ltd. (a)	1,427	11,973
American Software, Inc. Class A	2,162	14,507
ANSYS, Inc. (a)	6,659	322,962
Ariba, Inc. (a)	6,667	134,907
AsiaInfo Holdings, Inc. (a)	5,436	90,509
Aspen Technology, Inc. (a)	6,749	84,363
Authentidate Holding Corp. (a)	9,462	5,961
Autodesk, Inc. (a)	16,311	575,615
Blackbaud, Inc.	3,062	77,499
Blackboard, Inc. (a)(d)	2,331	96,853
BluePhoenix Solutions Ltd. (a)	1,138	2,083
BMC Software, Inc. (a)	12,501	555,044
Bottomline Technologies, Inc. (a)	2,171	41,097
BroadSoft, Inc. (a)	2,000	45,460
CA, Inc.	37,015	847,273
Cadence Design Systems, Inc. (a)	19,909	156,485
Callidus Software, Inc. (a)	2,708	13,053
CDC Corp. Class A (a)	2,515	9,733
Changyou.com Ltd. (A Shares) ADR (a)	656	19,293
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Check Point Software Technologies Ltd. (a)	14,805	$ 634,690
China TransInfo Technlgy Corp. (a)	1,285	6,785
Cinedigm Digital Cinema Corp. (a)	987	1,382
Citrix Systems, Inc. (a)	13,392	889,497
ClickSoftware Technologies Ltd. (a)	3,155	20,508
CommVault Systems, Inc. (a)	3,103	90,390
Compuware Corp. (a)	15,623	160,917
Concur Technologies, Inc. (a)	3,557	182,154
Convio, Inc. (a)	1,400	10,234
Deltek, Inc. (a)	5,101	36,421
DemandTec, Inc. (a)	3,464	35,852
Descartes Systems Group, Inc. (a)	2,850	19,433
Digimarc Corp. (a)	456	12,814
ebix.com, Inc. (a)	2,379	49,364
Electronic Arts, Inc. (a)	22,632	337,443
Epicor Software Corp. (a)	4,405	41,231
EPIQ Systems, Inc.	2,750	35,035
ePlus, Inc. (a)	213	4,942
Evolving Systems, Inc.	2,956	23,352
FalconStor Software, Inc. (a)	4,107	10,925
Fortinet, Inc.	4,851	154,601
Fundtech Ltd. (a)	1,244	19,568
Glu Mobile, Inc. (a)	2,413	5,333
Gravity Co. Ltd. sponsored ADR (a)	917	1,550
Guidance Software, Inc. (a)	905	5,548
Informatica Corp. (a)	6,657	274,801
Interactive Intelligence, Inc. (a)	1,472	39,803
Intuit, Inc. (a)	22,517	1,010,788
Jack Henry & Associates, Inc.	5,180	141,621
JDA Software Group, Inc. (a)	2,777	73,327
Kenexa Corp. (a)	1,647	30,157
KongZhong Corp. sponsored ADR (a)	1,876	13,639
Lawson Software, Inc. (a)	11,584	99,507
Magic Software Enterprises Ltd.	1,246	8,087
Magma Design Automation, Inc. (a)	4,785	19,810
Majesco Entertainment Co. (a)	700	509
Manhattan Associates, Inc. (a)	1,878	58,387
Mentor Graphics Corp. (a)	7,511	84,461
MICROS Systems, Inc. (a)	5,767	252,133
Microsoft Corp.	621,490	15,667,763
MicroStrategy, Inc. Class A (a)	603	52,190
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Monotype Imaging Holdings, Inc. (a)	2,633	$ 29,490
Motricity, Inc. (a)(d)	3,200	95,168
Net 1 UEPS Technologies, Inc. (a)	3,713	45,113
NetScout Systems, Inc. (a)	3,540	78,199
Nice Systems Ltd. sponsored ADR (a)(d)	2,383	73,015
Novell, Inc. (a)	25,131	149,781
Nuance Communications, Inc. (a)	21,390	378,068
Opnet Technologies, Inc.	1,706	41,490
Oracle Corp.	361,111	9,764,441
Parametric Technology Corp. (a)	8,097	173,438
Pegasystems, Inc.	2,704	83,689
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,032	71,858
Pervasive Software, Inc. (a)	1,282	6,731
Progress Software Corp. (a)	3,239	124,928
QAD, Inc.	4,728	22,269
QLIK Technologies, Inc.	5,556	130,955
Quest Software, Inc. (a)	6,496	164,349
Radiant Systems, Inc. (a)	2,762	49,854
RealPage, Inc.	5,100	139,740
Renaissance Learning, Inc.	1,806	21,257
Retalix Ltd. (a)	909	11,817
Rovi Corp. (a)	7,480	412,672
S1 Corp. (a)	3,933	24,935
Shanda Games Ltd. sponsored ADR (a)	5,533	30,985
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	2,181	86,215
Smith Micro Software, Inc. (a)	2,943	43,968
Sonic Foundry, Inc. (a)	478	6,812
Sonic Solutions, Inc. (a)	2,595	25,898
Sourcefire, Inc. (a)	2,245	60,907
SRS Labs, Inc. (a)	2,684	22,868
SS&C Technologies Holdings, Inc. (a)	5,118	99,340
SuccessFactors, Inc. (a)	5,280	159,298
Symantec Corp. (a)	56,799	954,223
Synchronoss Technologies, Inc. (a)	2,767	71,914
Synopsys, Inc. (a)	10,384	266,765
Take-Two Interactive Software, Inc. (a)(d)	6,232	68,957
Taleo Corp. Class A (a)	2,864	87,925
TeleCommunication Systems, Inc. Class A (a)	2,954	13,766
TeleNav, Inc.	3,300	21,516
The9 Ltd. sponsored ADR (a)(d)	1,168	7,475
THQ, Inc. (a)	5,677	28,953
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	12,051	$ 236,682
TigerLogic Corp. (a)(d)	1,200	5,532
TiVo, Inc. (a)	6,973	57,318
Trintech Group PLC sponsored ADR (a)	659	4,277
Ultimate Software Group, Inc. (a)	1,725	75,676
Vasco Data Security International, Inc. (a)	3,544	30,620
Verint Systems, Inc. (a)	2,200	72,380
Versant Corp. (a)	349	4,139
Voltaire Ltd. (a)	1,910	16,522
Wave Systems Corp. Class A (a)	5,662	14,948
Websense, Inc. (a)	3,100	64,263
		40,719,693
TOTAL INFORMATION TECHNOLOGY		143,140,454
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	2,108	42,687
ADA-ES, Inc. (a)	172	820
Altair Nanotechnologies, Inc. (a)(d)	3,677	8,567
American Pacific Corp. (a)	617	3,782
Ampal-American Israel Corp. Class A (a)	2,681	5,282
Balchem Corp.	1,821	56,378
Cereplast, Inc. (a)	820	2,870
China Agritech, Inc. (a)(d)	1,300	14,950
Fuwei Films Holdings Co. Ltd. (a)	926	2,306
Hawkins, Inc.	1,094	47,622
Innophos Holdings, Inc.	1,494	50,886
Innospec, Inc. (a)	2,262	48,520
KMG Chemicals, Inc.	572	8,180
Landec Corp. (a)	4,366	27,331
Material Sciences Corp. (a)	1,000	4,930
Methanex Corp.	6,543	191,714
Nanophase Technologies Corp. (a)	626	670
Penford Corp. (a)	697	4,161
Senomyx, Inc. (a)	1,884	10,626
ShengdaTech, Inc. (a)(d)	5,173	30,986
Sigma Aldrich Corp.	8,601	543,755
TPC Group, Inc. (a)	1,300	36,296
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Yongye International, Inc. (a)(d)	3,018	$ 23,601
Zoltek Companies, Inc. (a)	3,335	30,315
		1,197,235
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	3,904	15,382
United States Lime & Minerals, Inc. (a)	477	19,557
		34,939
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	13,300
Silgan Holdings, Inc.	5,395	184,725
		198,025
Metals & Mining - 0.7%
Century Aluminum Co. (a)	6,799	94,132
China Gerui Adv Mat Group Ltd. (a)(d)	2,700	15,093
China Natural Resources, Inc. (a)(d)	1,155	18,145
China Precision Steel, Inc. (a)(d)	3,260	4,955
DRDGOLD Ltd. sponsored ADR (d)	3,237	15,343
Globe Specialty Metals, Inc.	5,451	88,361
Gulf Resources, Inc. (a)(d)	3,255	33,168
Haynes International, Inc.	1,001	38,709
Horsehead Holding Corp. (a)	2,890	33,611
Kaiser Aluminum Corp.	1,568	73,539
Olympic Steel, Inc.	1,095	23,039
Pan American Silver Corp.	7,773	291,099
Qiao Xing Universal Telephone, Inc. (a)(d)	4,546	8,046
Randgold Resources Ltd. sponsored ADR (d)	4,367	410,760
Royal Gold, Inc.	3,734	192,376
Schnitzer Steel Industries, Inc. Class A	1,521	86,834
Silver Standard Resources, Inc. (a)	5,767	150,288
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	10,738
Steel Dynamics, Inc.	15,636	249,238
Sutor Technology Group Ltd. (a)	5,943	10,757
Universal Stainless & Alloy Products, Inc. (a)	691	21,608
US Energy Corp. (a)	3,179	15,641
		1,885,480
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,806	$ 19,361
Pope Resources, Inc. LP	213	7,242
		26,603
TOTAL MATERIALS		3,342,282
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	2,149	65,029
8x8, Inc. (a)	8,794	23,216
Alaska Communication Systems Group, Inc.	5,059	53,322
Arbinet-thexchange, Inc. (a)	200	1,360
Atlantic Tele-Network, Inc.	1,084	37,170
Cbeyond, Inc. (a)	2,266	29,866
City Telecom (HK) Ltd. sponsored ADR	459	6,848
Cogent Communications Group, Inc. (a)	3,394	41,000
Consolidated Communications Holdings, Inc.	2,550	46,971
General Communications, Inc. Class A (a)	3,767	42,454
Global Crossing Ltd. (a)	4,081	54,563
Globalstar, Inc. (a)	22,812	35,130
HickoryTech Corp.	972	8,806
Iridium Communications, Inc. (a)	5,293	49,437
Level 3 Communications, Inc. (a)(d)	120,999	120,999
Neutral Tandem, Inc. (a)	2,278	32,735
PAETEC Holding Corp. (a)	10,485	38,795
SureWest Communications (a)	1,410	12,479
Telefonos de Mexico SA de CV Series A sponsored ADR	257	4,073
tw telecom, inc. (a)	10,610	174,853
VocalTec Communications Ltd. (a)	850	23,902
Warwick Valley Telephone Co.	420	6,153
Windstream Corp.	32,759	427,177
		1,336,338
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series A sponsored ADR	375	20,246
Clearwire Corp. Class A (a)(d)	16,505	115,865
FiberTower Corp. (a)	5,318	23,186
ICO Global Communications Holdings Ltd. Class A (a)	16,937	25,575
Leap Wireless International, Inc. (a)	5,795	63,079
Linktone Ltd. sponsored ADR (a)	452	642
Millicom International Cellular SA	7,825	679,054
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	12,267	$ 475,469
NTELOS Holdings Corp.	2,836	48,155
Partner Communications Co. Ltd. ADR	591	12,240
SBA Communications Corp. Class A (a)	7,883	308,619
Shenandoah Telecommunications Co.	2,363	41,329
USA Mobility, Inc.	2,100	35,742
Vodafone Group PLC sponsored ADR	56,500	1,415,890
		3,265,091
TOTAL TELECOMMUNICATION SERVICES		4,601,429
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	1,440	59,458
Otter Tail Corp.	2,439	50,146
		109,604
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	1,300	6,565
Delta Natural Gas Co., Inc.	344	10,667
		17,232
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	3,523
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	8,127
Cadiz, Inc. (a)	828	9,340
Connecticut Water Service, Inc.	1,238	31,532
Consolidated Water Co., Inc.	1,157	10,216
Middlesex Water Co.	1,342	23,431
Pure Cycle Corp. (a)	764	2,666
Tri-Tech Holding, Inc. (a)	664	7,118
York Water Co.	1,531	24,236
		116,666
TOTAL UTILITIES		247,025
TOTAL COMMON STOCKS (Cost $216,361,024)		272,349,011
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.21% 7/28/11 (e) (Cost $599,231)	$ 600,000	$ 599,156
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	6,794,622	6,794,622
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	9,206,472	9,206,472
TOTAL MONEY MARKET FUNDS (Cost $16,001,094)		16,001,094
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $232,961,349)		288,949,261
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(8,798,934)
NET ASSETS - 100%		280,150,327
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
182 CME E-mini NASDAQ 100 Index Contracts	Dec. 2010	$ 7,705,880	$ (78,358)

The face value of futures purchased as a percentage of net assets is 2.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $539,240.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,007
Fidelity Securities Lending Cash Central Fund	299,882
Total	$ 305,889
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,869,061	$ 41,869,061	$ -	$ -
Consumer Staples	5,582,875	5,582,875	-	-
Energy	4,450,241	4,449,719	522	-
Financials	19,380,256	19,379,362	76	818
Health Care	35,271,752	35,271,752	-	-
Industrials	14,463,636	14,448,582	-	15,054
Information Technology	143,140,454	143,140,454	-	-
Materials	3,342,282	3,342,282	-	-
Telecommunication Services	4,601,429	4,601,429	-	-
Utilities	247,025	247,025	-	-
U.S. Government and Government Agency Obligations	599,156	-	599,156	-
Money Market Funds	16,001,094	16,001,094	-	-
Total Investments in Securities:	$ 288,949,261	$ 288,333,635	$ 599,754	$ 15,872
Derivative Instruments:
Liabilities
Futures Contracts	$ (78,358)	$ (78,358)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(57,471)
Cost of Purchases	11,693
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	61,650
Transfers out of Level 3	-
Ending Balance	$ 15,872
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ (57,471)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (78,358)
Total Value of Derivatives	$ -	$ (78,358)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $7,703,215 of which $5,238,336, $260,007 and $2,204,872 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $8,694,928) - See accompanying schedule: Unaffiliated issuers (cost $216,960,255)	$ 272,948,167
Fidelity Central Funds (cost $16,001,094)	16,001,094
Total Investments (cost $232,961,349)		$ 288,949,261
Cash		47,149
Receivable for investments sold		148,558
Receivable for fund shares sold		409,368
Dividends receivable		404,524
Distributions receivable from Fidelity Central Funds		38,736
Prepaid expenses		930
Receivable from investment adviser for expense reductions		50,473
Other receivables		9
Total assets		290,049,008

Liabilities
Payable for investments purchased	$ 82,158
Payable for fund shares redeemed	291,157
Accrued management fee	56,295
Distribution and service plan fees payable	40,479
Payable for daily variation on futures contracts	102,445
Other affiliated payables	42,059
Other payables and accrued expenses	77,616
Collateral on securities loaned, at value	9,206,472
Total liabilities		9,898,681

Net Assets		$ 280,150,327
Net Assets consist of:
Paid in capital		$ 230,829,506
Undistributed net investment income		1,608,695
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,197,427)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,909,553
Net Assets, for 8,399,830 shares outstanding		$ 280,150,327
Net Asset Value, offering price and redemption price per share ($280,150,327 ÷ 8,399,830 shares)		$ 33.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2010

Investment Income
Dividends		$ 2,439,412
Interest		2,764
Income from Fidelity Central Funds (including $299,882 from security lending)		305,889
Total income		2,748,065

Expenses
Management fee	$ 612,163
Transfer agent fees	357,710
Distribution and service plan fees	153,099
Licensing fees	153,099
Accounting and security lending fees	100,333
Custodian fees and expenses	14,506
Independent trustees' compensation	1,402
Registration fees	33,180
Audit	52,301
Legal	1,088
Miscellaneous	2,864
Total expenses before reductions	1,481,745
Expense reductions	(587,962)	893,783
Net investment income (loss)		1,854,282
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,470,543)
Foreign currency transactions	1,285
Futures contracts	331,487
Capital gain distributions from Fidelity Central Funds	635
Total net realized gain (loss)		(2,137,136)
Change in net unrealized appreciation (depreciation) on: Investment securities	38,983,232
Assets and liabilities in foreign currencies	(1)
Futures contracts	(115,264)
Total change in net unrealized appreciation (depreciation)		38,867,967
Net gain (loss)		36,730,831
Net increase (decrease) in net assets resulting from operations		$ 38,585,113

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,854,282	$ 1,231,534
Net realized gain (loss)	(2,137,136)	318,530
Change in net unrealized appreciation (depreciation)	38,867,967	56,722,497
Net increase (decrease) in net assets resulting from operations	38,585,113	58,272,561
Distributions to shareholders from net investment income	(1,165,841)	(1,155,385)
Share transactions Proceeds from sales of shares	107,954,188	102,813,332
Reinvestment of distributions	1,117,280	1,098,205
Cost of shares redeemed	(87,310,674)	(58,869,179)
Net increase (decrease) in net assets resulting from share transactions	21,760,794	45,042,358
Redemption fees	68,572	87,347
Total increase (decrease) in net assets	59,248,638	102,246,881

Net Assets
Beginning of period	220,901,689	118,654,808
End of period (including undistributed net investment income of $1,608,695 and undistributed net investment income of $952,669, respectively)	$ 280,150,327	$ 220,901,689
Other Information Shares
Sold	3,473,521	4,345,451
Issued in reinvestment of distributions	38,132	53,105
Redeemed	(2,852,299)	(2,451,844)
Net increase (decrease)	659,354	1,946,712

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 28.54	$ 20.48	$ 35.88	$ 32.95	$ 30.32
Income from Investment Operations
Net investment income (loss) B	.22	.18	.22	.18	.14
Net realized and unrealized gain (loss)	4.73	8.07	(14.96)	3.07	2.69
Total from investment operations	4.95	8.25	(14.74)	3.25	2.83
Distributions from net investment income	(.15)	(.20)	(.18)	(.10)	(.08)
Distributions from net realized gain	-	-	(.50)	(.25)	(.13)
Total distributions	(.15)	(.20)	(.68)	(.35)	(.21)
Redemption fees added to paid in capital B	.01	.01	.02	.03	.01
Net asset value, end of period	$ 33.35	$ 28.54	$ 20.48	$ 35.88	$ 32.95
Total Return A	17.45%	40.70%	(41.83)%	10.05%	9.42%
Ratios to Average Net Assets C,E
Expenses before reductions	.58%	.62%	.61%	.60%	.58%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.42%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.42%
Net investment income (loss)	.73%	.75%	.72%	.52%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,150	$ 220,902	$ 118,655	$ 190,571	$ 179,412
Portfolio turnover rate D	8%	3%	13%	18%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 86,378,774
Gross unrealized depreciation	(30,963,434)
Net unrealized appreciation (depreciation)	$ 55,415,340

Tax Cost	$ 233,533,921

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,633,619
Capital loss carryforward	$ (7,703,215)
Net unrealized appreciation (depreciation)	$ (55,391,049)

The tax character of distributions paid was as follows:

	November 30, 2010	November 31, 2009
Ordinary Income	$ 1,165,841	$ 1,155,385

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $331,487 and a change in net unrealized appreciation (depreciation) of ($115,264) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,657,657 and $19,381,087, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on an annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annual rate of .06% of average net assets. The total fees and amounts retained by FDC were $153,099 and $0, respectively.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $966 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $587,950.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Fund as of November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 93% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 94% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Fidelity Nasdaq Composite Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 39% means that 61% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2009. The Board also considered that, following discussions with the Board, FMR contractually agreed to waive a portion of its management fee until January 31, 2011, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 35 basis points.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EIF-UANN-0111
1.795563.107

Fidelity®
Nasdaq Composite® Index Tracking Stock

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite® and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

Annual Report

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

The fund's net asset value per share (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity® Nasdaq Composite® Index Tracking Stock - NAV	17.35%	15.73%	42.86%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	17.73%	15.79%	42.77%
Nasdaq Composite® Index	17.58%	16.62%	45.35%

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity Nasdaq Composite Index Tracking Stock - NAV	17.35%	2.97%	5.09%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	17.73%	2.98%	5.08%

A From September 25, 2003.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Tracking Stock - NAV on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Jeffrey Adams, who oversees Fidelity® Nasdaq Composite® Index Tracking Stock's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund returned 17.35%, in line with the Nasdaq Composite Index. The fund's market price returned 17.73%. Personal computer and consumer-electronics maker Apple was the top contributor, as its stock gained more than 55% on strong sales. Oracle, a database-software manufacturer, benefited from good sales and profit growth, while Baidu.com, the leading Internet search company in China, and leading semiconductor maker Intel also contributed. Apart from technology, several television-service providers made notable contributions, including Comcast and DIRECTV. Much-better-than-expected earnings lifted shares of "name your own price" travel agency Priceline.com. In contrast, the biggest detractors were software giant Microsoft and networking equipment maker Cisco Systems. Internet search company Google lost modest ground, while digital publishing software company Adobe Systems experienced a sharp share-price drop in September. Elsewhere, biotechnology stocks Gilead Sciences and Amgen declined. For-profit education provider Apollo Group, operator of the online University of Phoenix, saw its shares fall on concerns about government regulation of the for-profit education industry. Semiconductor device manufacturer Micron Technology also struggled.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2010

From December 1, 2005
to November 30, 2010	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	572	45.47%	431	34.26%
25 - <50	95	7.55%	55	4.37%
50 - <75	26	2.07%	26	2.07%
75 - <100	10	0.79%	9	0.72%
100 or above	16	1.27%	18	1.43%
Total	719	57.15%	539	42.85%

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.30%	$ 1,000.00	$ 1,111.40	$ 1.59
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.56	$ 1.52

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.5	6.8
Microsoft Corp.	5.8	6.6
Google, Inc. Class A	3.6	3.5
Oracle Corp.	3.6	3.3
Intel Corp.	3.1	3.5
Cisco Systems, Inc.	2.9	3.9
Amazon.com, Inc.	2.1	1.7
QUALCOMM, Inc.	2.0	1.8
Amgen, Inc.	1.4	1.5
Comcast Corp. Class A	1.1	1.1
	33.1
Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.5	51.7
Consumer Discretionary	15.4	14.6
Health Care	12.9	14.2
Financials	7.1	7.7
Industrials	5.3	5.6
Consumer Staples	2.1	1.9
Telecommunication Services	1.7	1.6
Energy	1.6	1.3
Materials	1.2	1.1
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,126	$ 11,823
Ballard Power Systems, Inc. (a)(d)	4,911	6,410
China Automotive Systems, Inc. (a)(d)	976	14,591
China XD Plastics Co. Ltd. (a)	1,500	8,175
Dorman Products, Inc. (a)	813	32,122
Exide Technologies (a)	2,941	24,057
Federal-Mogul Corp. Class A (a)	3,831	71,640
Fuel Systems Solutions, Inc. (a)	788	27,233
Gentex Corp.	5,425	113,871
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	7,301	3,786
Shiloh Industries, Inc. (a)	795	8,848
SORL Auto Parts, Inc. (a)	706	6,531
Spartan Motors, Inc.	1,617	8,554
Wonder Auto Technology, Inc. (a)(d)	1,170	9,746
		347,387
Automobiles - 0.1%
Kandi Technologies Corp. (a)	1,230	7,048
Tesla Motors, Inc. (a)(d)	3,525	124,538
		131,586
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,512	10,357
Core-Mark Holding Co., Inc. (a)	470	17,014
LKQ Corp. (a)	5,616	121,165
Weyco Group, Inc.	600	14,526
		163,062
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	786	26,858
Apollo Group, Inc. Class A (non-vtg.) (a)	5,838	198,492
Cambium Learning Group, Inc. (a)	1,422	4,238
Capella Education Co. (a)	696	38,134
Career Education Corp. (a)	3,323	59,116
ChinaCast Education Corp. (a)	1,400	10,864
Coinstar, Inc. (a)	1,281	82,548
Corinthian Colleges, Inc. (a)(d)	3,336	13,778
Education Management Corp. (a)(d)	5,400	76,248
Global Education & Technology Group Ltd. ADR (a)	330	3,020
Grand Canyon Education, Inc. (a)	1,755	33,415
Learning Tree International, Inc.	981	9,732
Lincoln Educational Services Corp.	1,060	15,540
Matthews International Corp. Class A	1,320	42,874
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
National American University Holdings, Inc.	744	$ 5,104
Princeton Review, Inc. (a)	1,131	1,074
Steiner Leisure Ltd. (a)	630	25,339
Stewart Enterprises, Inc. Class A	4,161	23,593
StoneMor Partners LP	522	15,164
Strayer Education, Inc.	538	73,098
		758,229
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	1,036	13,758
Ambassadors Group, Inc.	986	10,856
Ambassadors International, Inc. (a)	69	117
Ameristar Casinos, Inc.	2,331	41,632
Benihana, Inc. (a)	136	1,034
Benihana, Inc. Class A (sub. vtg.) (a)	256	1,981
BJ's Restaurants, Inc. (a)(d)	1,200	43,980
Bob Evans Farms, Inc.	1,335	41,572
Bravo Brio Restaurant Group, Inc.	500	8,780
Buffalo Wild Wings, Inc. (a)	636	30,840
California Pizza Kitchen, Inc. (a)	1,056	17,857
Caribou Coffee Co., Inc. (a)	636	6,958
Carrols Restaurant Group, Inc. (a)	690	4,892
Century Casinos, Inc. (a)	1,051	2,396
China Lodging Group Ltd. ADR	341	8,112
Churchill Downs, Inc.	808	31,989
Cosi, Inc. (a)	2,856	3,284
Cracker Barrel Old Country Store, Inc.	891	46,920
Ctrip.com International Ltd. sponsored ADR (a)	5,723	250,782
Denny's Corp. (a)	5,491	20,097
Einstein Noah Restaurant Group, Inc. (a)	801	10,237
Empire Resorts, Inc. (a)	1,786	1,840
Gaming Partners International Corp.	405	2,345
Great Wolf Resorts, Inc. (a)	1,656	3,858
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,000	47,610
International Speedway Corp. Class A	1,079	25,562
Interval Leisure Group, Inc. (a)	1,956	32,411
Isle of Capri Casinos, Inc. (a)	1,311	11,524
Jack in the Box, Inc. (a)	1,994	40,109
Jamba, Inc. (a)	2,631	5,315
Lakes Entertainment, Inc. (a)	1,276	2,743
McCormick & Schmick's Seafood Restaurants (a)	786	6,870
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	6,671	$ 39,826
Monarch Casino & Resort, Inc. (a)	976	11,722
Morgans Hotel Group Co. (a)	1,296	9,901
MTR Gaming Group, Inc. (a)	1,590	3,180
Multimedia Games, Inc. (a)	1,111	4,800
O'Charleys, Inc. (a)	1,021	7,065
P.F. Chang's China Bistro, Inc.	911	46,042
Panera Bread Co. Class A (a)	1,154	115,677
Papa John's International, Inc. (a)	1,026	26,276
Peet's Coffee & Tea, Inc. (a)	509	19,408
Penn National Gaming, Inc. (a)	3,230	113,405
Premier Exhibitions, Inc. (a)	1,531	2,940
Red Robin Gourmet Burgers, Inc. (a)	795	14,731
Rick's Cabaret International, Inc. (a)	546	3,795
Ruth's Hospitality Group, Inc. (a)	1,954	9,653
Scientific Games Corp. Class A (a)	3,891	31,323
Shuffle Master, Inc. (a)	2,856	30,645
Sonic Corp. (a)	2,295	21,481
Starbucks Corp.	29,000	887,400
Texas Roadhouse, Inc. Class A (a)	2,651	45,306
The Cheesecake Factory, Inc. (a)	2,676	85,284
Town Sports International Holdings, Inc. (a)	1,156	3,873
Wynn Resorts Ltd.	4,775	482,753
		2,794,747
Household Durables - 0.2%
Bassett Furniture Industries, Inc. (a)	831	3,424
Cavco Industries, Inc. (a)	221	8,058
Deer Consumer Products, Inc. (a)(d)	1,000	11,170
Dixie Group, Inc. (a)	511	1,671
Flexsteel Industries, Inc.	324	5,647
Garmin Ltd. (d)	7,663	221,920
Helen of Troy Ltd. (a)	1,061	25,061
Hooker Furniture Corp.	791	8,994
iRobot Corp. (a)	926	18,798
Lifetime Brands, Inc. (a)	540	7,960
Palm Harbor Homes, Inc. (a)	1,816	245
SodaStream International Ltd.	400	13,200
Stanley Furniture Co., Inc. (a)	901	2,946
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc. rights 12/8/10 (a)	901	$ 59
Universal Electronics, Inc. (a)	671	18,439
		347,592
Internet & Catalog Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	3,582
Amazon.com, Inc. (a)	17,450	3,060,730
Bidz.com, Inc. (a)	966	1,256
Blue Nile, Inc. (a)(d)	666	32,934
dELiA*s, Inc. (a)	1,231	2,130
drugstore.com, Inc. (a)	3,246	5,583
Expedia, Inc.	10,075	265,275
Gaiam, Inc. Class A	826	6,212
Geeknet, Inc. (a)	322	6,717
HSN, Inc. (a)	2,103	59,620
Liberty Media Corp. Interactive Series A (a)	23,133	357,636
MakeMyTrip Ltd. (d)	1,383	39,305
Mecox Lane Ltd. ADR	420	3,444
Netflix, Inc. (a)	2,055	423,125
NutriSystem, Inc.	1,365	28,215
Overstock.com, Inc. (a)	971	14,973
PetMed Express, Inc.	1,226	21,737
Priceline.com, Inc. (a)	1,875	738,844
Shutterfly, Inc. (a)	1,000	33,000
US Auto Parts Network, Inc. (a)	1,216	9,716
ValueVision Media, Inc. Class A (a)	1,606	5,605
Vitacost.com, Inc. (a)	1,100	6,820
		5,126,459
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	780	11,630
Clarus Corp. (a)	810	5,621
JAKKS Pacific, Inc. (a)	1,086	20,906
Mattel, Inc.	14,010	362,018
Pool Corp.	1,926	40,812
RC2 Corp. (a)	870	19,271
Smith & Wesson Holding Corp. (a)	2,189	8,406
Summer Infant, Inc. (a)	940	6,777
		475,441
Media - 5.5%
AirMedia Group, Inc. ADR (a)	2,088	14,428
Ascent Media Corp. (a)	730	22,564
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Beasley Broadcast Group, Inc. Class A (a)	961	$ 3,882
Carmike Cinemas, Inc. (a)	600	5,034
Central European Media Enterprises Ltd. Class A (a)(d)	2,189	41,941
Charter Communications, Inc. Class A (a)	4,300	144,136
China MediaExpress Holdings, Inc. (a)(d)	1,463	24,681
China Yida Holding Co. (a)	803	7,645
ChinaNet Online Holdings, Inc. (a)	700	2,758
CKX, Inc. (a)	4,476	18,486
Comcast Corp.:
Class A	80,700	1,614,000
Class A (special) (non-vtg.)	28,955	549,276
Crown Media Holdings, Inc. Class A (a)(d)	13,065	34,361
CTC Media, Inc.	6,015	135,398
Cumulus Media, Inc. Class A (a)	2,040	7,242
Daily Journal Corp. (a)	40	2,887
DIRECTV (a)	34,000	1,412,020
Discovery Communications, Inc. (a)	5,517	224,983
Discovery Communications, Inc. Class C (a)	5,438	193,103
DISH Network Corp. Class A	8,361	153,759
DreamWorks Animation SKG, Inc. Class A (a)	2,951	91,451
Emmis Communications Corp. Class A (a)	1,171	703
Fisher Communications, Inc. (a)	375	7,519
Focus Media Holding Ltd. ADR (a)	5,085	118,633
Global Sources Ltd. (a)	1,719	15,557
Global Traffic Network, Inc. (a)	576	5,207
Harris Interactive, Inc. (a)	2,721	2,340
IMAX Corp. (a)	2,611	71,045
Insignia Systems, Inc. (a)	1,214	8,547
interCLICK, Inc. (a)	645	3,844
Knology, Inc. (a)	1,497	23,039
Lamar Advertising Co. Class A (a)	3,066	112,676
Liberty Global, Inc.:
Class A (a)(d)	5,000	176,300
Class B (a)	206	7,432
Class C (a)	4,833	162,582
Liberty Media Corp.:
Capital Series A (a)	3,531	203,315
Starz Series A (a)	1,986	124,810
LodgeNet Entertainment Corp. (a)	1,156	3,584
Madison Square Garden, Inc. Class A (a)	2,409	52,853
MDC Partners, Inc. Class A (sub. vtg.)	1,636	23,329
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Mediacom Communications Corp. Class A (a)	1,660	$ 14,027
Morningstar, Inc.	1,903	95,930
National CineMedia, Inc.	2,100	39,186
Navarre Corp. (a)	1,456	3,320
New Frontier Media, Inc. (a)	1,456	2,796
News Corp.:
Class A	70,969	968,017
Class B	31,125	474,034
Nexstar Broadcasting Group, Inc. Class A (a)	1,349	7,285
Outdoor Channel Holdings, Inc. (a)	1,002	6,513
Private Media Group, Inc. (a)	786	920
Radio One, Inc. Class D (non-vtg.) (a)	2,013	2,174
ReachLocal, Inc.	1,032	17,792
Rentrak Corp. (a)	486	12,830
RRSat Global Communications Network Ltd.	906	6,333
Salem Communications Corp. Class A	702	2,345
Scholastic Corp.	1,400	39,340
Sinclair Broadcast Group, Inc. Class A	1,914	14,834
Sirius XM Radio, Inc. (a)(d)	155,000	212,350
Spanish Broadcasting System, Inc. Class A (a)	1,618	1,181
SuperMedia, Inc. (a)	550	2,486
Value Line, Inc.	450	6,480
Virgin Media, Inc.	13,086	333,431
VisionChina Media, Inc. ADR (a)(d)	3,138	11,548
Westwood One, Inc. (a)(d)	795	7,497
WPP PLC sponsored ADR	510	28,331
Xinhua Sports & Entertainment sponsored ADR (a)	5,007	1,251
		8,139,581
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,893	268,870
Fred's, Inc. Class A	1,836	23,482
Gordmans Stores, Inc.	821	10,476
Sears Holdings Corp. (a)(d)	4,461	292,196
The Bon-Ton Stores, Inc. (a)	511	6,858
Tuesday Morning Corp. (a)	1,641	8,533
		610,415
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	871	2,021
America's Car Mart, Inc. (a)	495	12,558
AutoChina International Ltd. (a)(d)	677	16,911
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
bebe Stores, Inc.	3,505	$ 22,572
Bed Bath & Beyond, Inc. (a)	10,250	448,335
Big 5 Sporting Goods Corp.	1,041	14,366
Body Central Corp.	650	7,937
Books-A-Million, Inc.	771	4,911
Cache, Inc. (a)	691	2,937
Casual Male Retail Group, Inc. (a)	2,259	10,843
Charming Shoppes, Inc. (a)	5,121	19,485
Citi Trends, Inc. (a)	615	14,569
Coldwater Creek, Inc. (a)	3,396	11,478
Conn's, Inc. (a)(d)	1,091	3,491
Cost Plus, Inc. (a)	841	6,484
Destination Maternity Corp. (a)	479	18,336
Dress Barn, Inc. (a)	3,090	76,323
Finish Line, Inc. Class A	1,876	33,487
Golfsmith International Holdings, Inc. (a)	570	1,676
Hibbett Sports, Inc. (a)	1,161	39,764
Hot Topic, Inc.	1,891	11,592
Jos. A. Bank Clothiers, Inc. (a)	960	43,238
Kirkland's, Inc. (a)	931	11,125
Monro Muffler Brake, Inc.	785	38,810
O'Reilly Automotive, Inc. (a)	5,233	314,922
Pacific Sunwear of California, Inc. (a)	2,790	17,549
PetSmart, Inc.	4,688	177,488
Rent-A-Center, Inc.	2,661	74,082
Ross Stores, Inc.	4,742	307,661
rue21, Inc.	1,041	31,240
Select Comfort Corp. (a)	2,041	17,940
Shoe Carnival, Inc. (a)	477	13,232
Staples, Inc.	28,200	620,682
Stein Mart, Inc.	1,770	17,523
Tandy Leather Factory, Inc.	422	1,853
The Children's Place Retail Stores, Inc. (a)	873	45,317
Tractor Supply Co.	2,820	119,765
Trans World Entertainment Corp. (a)	2,931	5,041
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,339	81,748
Urban Outfitters, Inc. (a)	6,403	241,969
West Marine, Inc. (a)	916	8,766
Wet Seal, Inc. Class A (a)	4,042	13,217
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	300	$ 9,645
Zumiez, Inc. (a)	1,176	37,409
		3,030,298
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	405	7,979
Columbia Sportswear Co.	1,371	76,282
Crocs, Inc. (a)	3,216	56,425
Deckers Outdoor Corp. (a)	1,592	122,425
Exceed Co. Ltd. (a)	1,148	9,586
Fossil, Inc. (a)	2,490	168,449
Fuqi International, Inc. (a)	1,042	6,387
G-III Apparel Group Ltd. (a)	750	20,528
Heelys, Inc. (a)	960	3,158
Iconix Brand Group, Inc. (a)	2,850	53,238
Joe's Jeans, Inc. (a)(d)	2,547	4,050
K-Swiss, Inc. Class A (a)	1,411	17,666
Kingold Jewelry, Inc. (a)(d)	1,981	18,027
LJ International, Inc. (a)	981	3,502
lululemon athletica, Inc. (a)	2,003	107,401
Perry Ellis International, Inc. (a)	736	20,027
Steven Madden Ltd. (a)	1,020	46,155
Tandy Brands Accessories, Inc. (a)	1,011	2,871
True Religion Apparel, Inc. (a)	956	21,443
Vera Bradley, Inc.	1,600	52,384
Volcom, Inc.	882	15,876
Wacoal Holdings Corp. sponsored ADR	98	6,657
		840,516
TOTAL CONSUMER DISCRETIONARY		22,765,313
CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Central European Distribution Corp. (a)	2,876	69,110
Coca-Cola Bottling Co. Consolidated	315	18,428
Craft Brewers Alliance, Inc. (a)	627	4,132
Hansen Natural Corp. (a)	3,576	190,315
Jones Soda Co. (a)	1,516	1,683
MGP Ingredients, Inc.	716	6,523
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
National Beverage Corp.	2,000	$ 26,180
Primo Water Corp.	875	10,561
		326,932
Food & Staples Retailing - 1.3%
Andersons, Inc.	716	23,141
Arden Group, Inc. Class A	150	12,150
Casey's General Stores, Inc.	1,506	59,856
China Jo-Jo Drugstores, Inc. (a)	574	2,583
Costco Wholesale Corp.	16,955	1,146,328
Fresh Market, Inc.	2,100	76,125
Ingles Markets, Inc. Class A	861	16,058
Nash-Finch Co.	538	19,879
PriceSmart, Inc.	1,215	40,788
QKL Stores, Inc. (a)	2,086	7,343
Spartan Stores, Inc.	873	14,282
Susser Holdings Corp. (a)	641	8,615
The Pantry, Inc. (a)	881	18,096
United Natural Foods, Inc. (a)	1,731	64,809
Village Super Market, Inc. Class A	275	8,668
Whole Foods Market, Inc. (a)	6,599	311,605
Winn-Dixie Stores, Inc. (a)	2,121	12,896
		1,843,222
Food Products - 0.5%
AgFeed Industries, Inc. (a)(d)	1,833	4,399
Alico, Inc.	240	5,556
Bridgford Foods Corp.	391	4,966
Cal-Maine Foods, Inc.	888	27,226
Calavo Growers, Inc.	741	17,110
Cresud S.A.C.I.F. y A. sponsored ADR	1,928	36,266
Diamond Foods, Inc.	756	35,184
Farmer Brothers Co.	750	13,065
Green Mountain Coffee Roasters, Inc. (a)	5,139	190,554
Hain Celestial Group, Inc. (a)	1,455	38,572
Imperial Sugar Co.	496	6,825
J&J Snack Foods Corp.	855	39,116
John B. Sanfilippo & Son, Inc. (a)	362	4,311
Lancaster Colony Corp.	978	50,924
Lance, Inc.	1,196	27,998
Le Gaga Holdings Ltd. ADR	500	4,315
Lifeway Foods, Inc. (a)	786	7,483
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Limoneira Co.	375	$ 8,179
Origin Agritech Ltd. (a)	1,000	8,850
Sanderson Farms, Inc.	848	37,532
Seneca Foods Corp. Class A (a)	481	11,443
SkyPeople Fruit Juice, Inc. (a)	904	4,412
Smart Balance, Inc. (a)	2,551	9,337
SunOpta, Inc. (a)	2,641	18,302
Synutra International, Inc. (a)	2,181	27,851
Yuhe International, Inc. (a)	671	6,039
Zhongpin, Inc. (a)(d)	1,276	24,384
		670,199
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,321	12,232
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,186	11,077
WD-40 Co.	700	27,363
		50,672
Personal Products - 0.1%
China Sky One Medical, Inc. (a)	576	4,222
China-Biotics, Inc. (a)(d)	854	9,864
Elizabeth Arden, Inc. (a)	1,380	29,408
GLG Life Tech Corp. (a)	1,704	12,698
Inter Parfums, Inc.	1,381	25,217
Mannatech, Inc. (a)	1,156	2,220
Nutraceutical International Corp. (a)	550	8,179
Parlux Fragrances, Inc. (a)	1,126	3,074
Physicians Formula Holdings, Inc. (a)	856	2,987
Reliv International, Inc.	601	1,112
The Female Health Co.	899	5,133
USANA Health Sciences, Inc. (a)	681	28,684
		132,798
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,231	6,010
TOTAL CONSUMER STAPLES		3,029,833
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Acergy SA sponsored ADR	1,506	30,225
Bronco Drilling Co., Inc. (a)	1,819	8,531
Dawson Geophysical Co. (a)	450	12,609
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
ENGlobal Corp. (a)	1,050	$ 3,129
Exterran Partners LP	671	16,185
Global Industries Ltd. (a)	4,221	26,297
Gulf Island Fabrication, Inc.	651	17,421
Hercules Offshore, Inc. (a)	5,500	14,052
Lufkin Industries, Inc.	1,200	60,756
Matrix Service Co. (a)	1,041	10,337
Mitcham Industries, Inc. (a)	336	3,192
OYO Geospace Corp. (a)	206	15,627
Patterson-UTI Energy, Inc.	6,111	120,631
PHI, Inc. (non-vtg.) (a)	476	8,044
Seahawk Drilling, Inc. (a)	647	5,260
SinoTech Energy Ltd. ADR	860	4,739
T-3 Energy Services, Inc. (a)	480	17,064
Tesco Corp. (a)	1,470	19,419
Union Drilling, Inc. (a)	1,161	7,326
		400,844
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp. (a)	2,778	11,834
Alliance Holdings GP, LP	2,376	108,346
Alliance Resource Partners LP	1,450	89,900
Amyris, Inc.	1,800	37,044
APCO Oil and Gas International, Inc.	1,041	39,298
Approach Resources, Inc. (a)	1,050	19,184
Atlas Energy, Inc. (a)	3,055	131,212
ATP Oil & Gas Corp. (a)(d)	1,838	27,055
BioFuel Energy Corp. (a)(d)	1,983	3,292
BreitBurn Energy Partners LP	2,100	41,328
Brigham Exploration Co. (a)	4,455	112,043
Calumet Specialty Products Partners LP	843	18,344
Capital Product Partners LP	1,309	11,009
Carrizo Oil & Gas, Inc. (a)	1,191	34,563
China Integrated Energy, Inc. (a)(d)	1,437	10,806
Clayton Williams Energy, Inc. (a)	465	34,949
Clean Energy Fuels Corp. (a)	2,500	33,450
Copano Energy LLC	2,727	81,619
CREDO Petroleum Corp. (a)	1,004	8,022
Crimson Exploration, Inc. (a)	2,124	7,901
Crosstex Energy LP	1,976	27,526
Crosstex Energy, Inc.	2,006	18,556
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Delta Petroleum Corp. (a)(d)	10,810	$ 8,229
Dorchester Minerals LP	1,144	31,105
Double Eagle Petroleum Co. (a)	405	2,102
Eagle Rock Energy Partners LP	2,514	20,137
Energy XXI (Bermuda) Ltd. (a)	2,095	51,642
EV Energy Partners LP	1,265	48,285
FX Energy, Inc. (a)	1,740	10,283
GeoMet, Inc. (a)	2,416	2,005
Georesources, Inc. (a)	798	15,896
Golar LNG Ltd. (NASDAQ)	2,796	38,892
Green Plains Renewable Energy, Inc. (a)	1,400	15,372
Gulfport Energy Corp. (a)	1,521	28,351
Hallador Energy Co.	1,071	12,317
Isramco, Inc. (a)	100	5,732
Ivanhoe Energy, Inc. (a)(d)	11,028	23,203
James River Coal Co. (a)	1,160	23,084
Knightsbridge Tankers Ltd. (d)	941	21,398
L&L Energy, Inc. (a)	1,400	14,798
Legacy Reserves LP	1,410	36,815
LINN Energy LLC	5,680	206,184
Martin Midstream Partners LP	608	22,332
Miller Petroleum, Inc. (a)	3,040	15,808
NGAS Resources, Inc. (a)	1,291	684
Pacific Ethanol, Inc. (a)(d)	1,426	998
Petroleum Development Corp. (a)	600	21,372
PostRock Energy Corp. (a)	615	2,245
PrimeEnergy Corp. (a)	165	3,416
Ram Energy Resources, Inc. (a)	6,236	10,851
Regency Energy Partners LP	5,322	136,775
Rex Energy Corp. (a)	1,615	19,138
Rosetta Resources, Inc. (a)	2,181	78,123
Sino Clean Energy, Inc. (a)	1,155	7,808
StealthGas, Inc. (a)	1,116	5,669
Syntroleum Corp. (a)	2,661	4,923
TC Pipelines LP	1,725	80,195
TEL Offshore Trust (a)	300	633
Top Ships, Inc. (a)	2,745	2,223
Toreador Resources Corp. (a)	1,260	19,215
TransGlobe Energy Corp. (a)	2,602	42,961
Uranium Resources, Inc. (a)	3,910	14,467
Verenium Corp. (a)(d)	997	3,240
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Warren Resources, Inc. (a)	2,571	$ 11,390
Zion Oil & Gas, Inc. (a)(d)	1,119	5,416
Zion Oil & Gas, Inc. rights (a)(d)	201	268
		2,033,261
TOTAL ENERGY		2,434,105
FINANCIALS - 7.1%
Capital Markets - 1.5%
American Capital Ltd. (a)	13,199	94,901
BGC Partners, Inc. Class A	2,515	19,240
Calamos Asset Management, Inc. Class A	941	11,226
Capital Southwest Corp.	195	19,551
Cowen Group, Inc. Class A (a)	2,711	11,061
Diamond Hill Investment Group, Inc.	180	12,463
E*TRADE Financial Corp. (a)	8,565	126,334
Epoch Holding Corp.	1,101	17,649
FBR Capital Markets Corp. (a)	2,895	10,480
Financial Engines, Inc. (a)	1,640	27,749
FirstCity Financial Corp. (a)	871	6,611
Gleacher & Co., Inc. (a)	4,606	11,561
Harris & Harris Group, Inc. (a)	1,245	5,453
Horizon Technology Finance Corp.	300	4,458
International Assets Holding Corp. (a)	764	17,442
LPL Investment Holdings, Inc.	4,900	166,110
Northern Trust Corp.	9,529	479,309
optionsXpress Holdings, Inc.	2,355	40,718
Penson Worldwide, Inc. (a)	891	4,339
Prospect Capital Corp.	2,651	25,927
Rodman & Renshaw Capital Group, Inc. (a)	2,384	5,674
Sanders Morris Harris Group, Inc.	975	6,630
SEI Investments Co.	7,535	170,140
T. Rowe Price Group, Inc.	10,080	587,966
TD Ameritrade Holding Corp.	23,188	388,167
TradeStation Group, Inc. (a)	1,791	11,391
U.S. Global Investments, Inc. Class A	1,078	8,786
Virtus Investment Partners, Inc. (a)	285	12,768
		2,304,104
Commercial Banks - 2.6%
1st Source Corp.	1,106	20,649
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
1st United Bancorp, Inc. (a)	886	$ 5,157
Alliance Financial Corp.	360	10,631
American National Bankshares, Inc.	525	11,723
American River Bankshares (a)	496	2,753
Ameris Bancorp	723	6,970
Ames National Corp.	341	6,663
Arrow Financial Corp.	679	18,971
Associated Banc-Corp.	6,486	82,988
BancFirst Corp.	600	24,348
Bancorp Rhode Island, Inc.	200	5,964
Bancorp, Inc., Delaware (a)	615	5,289
BancTrust Financial Group, Inc. (a)	1,251	3,140
Bank of Granite Corp. (a)	1,035	642
Bank of Marin Bancorp	371	12,391
Bank of the Ozarks, Inc.	720	27,281
Banner Corp.	4,500	7,155
BCB Bancorp, Inc.	666	6,127
BNC Bancorp	360	3,233
BOK Financial Corp.	2,767	129,219
Boston Private Financial Holdings, Inc.	2,700	14,499
Bridge Capital Holdings (a)	516	4,386
Bryn Mawr Bank Corp.	570	9,570
Camden National Corp.	434	15,581
Capital Bank Corp.	330	954
Capital City Bank Group, Inc.	876	11,081
Cardinal Financial Corp.	1,266	13,116
Cascade Bancorp (a)(d)	123	947
Cascade Financial Corp. (a)(d)	871	392
Cathay General Bancorp	3,100	41,881
Center Bancorp, Inc.	1,211	9,506
Center Financial Corp. (a)	1,521	9,521
Centerstate Banks of Florida, Inc.	1,407	9,947
Century Bancorp, Inc. Class A (non-vtg.)	164	3,954
Chemical Financial Corp.	926	19,372
Citizens & Northern Corp.	330	4,920
Citizens Banking Corp., Michigan (a)	16,171	9,379
City Holding Co.	726	23,283
CNB Financial Corp., Pennsylvania	681	9,759
CoBiz, Inc.	1,196	5,872
Colony Bankcorp, Inc. (a)(d)	420	1,768
Columbia Banking Systems, Inc.	1,530	26,683
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Commerce Bancshares, Inc.	3,239	$ 121,624
Community Trust Bancorp, Inc.	735	20,220
CVB Financial Corp.	3,778	29,733
Danvers Bancorp, Inc.	1,485	22,646
Eagle Bancorp, Inc., Maryland (a)	1,700	21,539
East West Bancorp, Inc.	5,712	99,046
Eastern Virgina Bankshares, Inc.	270	1,004
Enterprise Financial Services Corp.	840	8,375
Fidelity Southern Corp.	753	5,143
Fifth Third Bancorp	31,475	376,126
Financial Institutions, Inc.	296	5,402
First Bancorp, North Carolina	720	10,433
First Busey Corp.	2,713	11,802
First Chester County Corp.	1,580	9,859
First Citizen Bancshares, Inc.	341	59,296
First Community Bancshares, Inc.	993	13,773
First Financial Bancorp, Ohio	2,091	34,543
First Financial Bankshares, Inc.	900	43,533
First Financial Corp., Indiana	540	16,276
First Interstate Bancsystem, Inc.	398	5,421
First M&F Corp.	540	2,030
First Mariner Bancorp, Inc. (a)	885	425
First Merchants Corp.	1,598	13,247
First Midwest Bancorp, Inc., Delaware	2,856	26,761
First of Long Island Corp.	521	13,421
First South Bancorp, Inc., Virginia	450	3,344
First United Corp.	555	2,148
Firstbank Corp., Michigan	331	1,635
FirstMerit Corp.	4,194	73,080
FNB Corp., North Carolina (a)	411	123
Fulton Financial Corp.	7,724	66,813
German American Bancorp, Inc.	616	10,706
Glacier Bancorp, Inc.	2,842	37,884
Great Southern Bancorp, Inc.	784	17,530
Green Bankshares, Inc. (a)	498	1,325
Grupo Financiero Galicia SA sponsored ADR (a)	1,271	19,535
Guaranty Bancorp (a)	2,355	3,014
Hampton Roads Bankshares, Inc. (a)(d)	2,407	1,171
Hampton Roads Bankshares, Inc. rights 12/10/10 (a)	2,407	92
Hancock Holding Co.	1,308	41,202
Hanmi Financial Corp. (a)	4,350	3,994
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Heartland Financial USA, Inc.	720	$ 11,570
Heritage Commerce Corp. (a)	592	2,190
Heritage Financial Corp., Washington (a)	525	7,203
Home Bancshares, Inc.	977	20,224
Hudson Valley Holding Corp.	605	11,979
Huntington Bancshares, Inc.	27,900	162,797
IBERIABANK Corp.	1,044	52,628
Independent Bank Corp.	73	88
Independent Bank Corp., Massachusetts	850	20,647
Integra Bank Corp. (a)(d)	825	454
International Bancshares Corp.	2,535	43,602
Intervest Bancshares Corp. Class A (a)	330	723
Investors Bancorp, Inc. (a)	4,476	54,831
Lakeland Bancorp, Inc.	1,200	12,540
Lakeland Financial Corp.	816	17,063
LNB Bancorp, Inc.	891	4,188
Macatawa Bank Corp. (a)	541	1,347
MainSource Financial Group, Inc.	1,136	10,406
MB Financial, Inc.	2,000	28,460
MBT Financial Corp. (a)(d)	1,035	1,625
Mercantile Bank Corp.	255	1,744
Merchants Bancshares, Inc.	565	15,385
Metro Bancorp, Inc. (a)	390	3,920
Metrocorp Bancshares, Inc. (a)	81	203
Nara Bancorp, Inc. (a)	1,446	11,799
National Bankshares, Inc.	338	8,930
National Penn Bancshares, Inc.	5,109	34,281
NBT Bancorp, Inc.	1,400	31,080
NewBridge Bancorp (a)	1,366	5,655
North Valley Bancorp (a)	570	741
Northern States Financial Corp. (a)	381	522
Northfield Bancorp, Inc.	2,196	27,911
Northrim Bancorp, Inc.	386	7,292
Old Point Financial Corp.	461	5,048
Old Second Bancorp, Inc.	900	1,746
OmniAmerican Bancorp, Inc. (a)	426	5,257
Orrstown Financial Services, Inc.	250	6,550
Pacific Capital Bancorp (a)(d)	111,038	24,428
Pacific Continental Corp.	450	3,888
Pacific Mercantile Bancorp (a)	556	2,196
PacWest Bancorp	1,500	25,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Park Sterling Bank (a)	1,257	$ 6,612
Peapack-Gladstone Financial Corp.	302	3,624
Penns Woods Bancorp, Inc.	457	17,042
Peoples Bancorp, Inc.	495	6,430
Pinnacle Financial Partners, Inc. (a)	1,161	11,413
Popular, Inc. (a)	39,756	114,497
Preferred Bank, Los Angeles California (a)	511	818
PremierWest Bancorp (a)	740	311
PrivateBancorp, Inc.	2,900	35,264
Prosperity Bancshares, Inc.	1,866	60,720
Renasant Corp.	771	13,354
Republic Bancorp, Inc., Kentucky Class A	866	17,762
Republic First Bancorp, Inc. (a)	765	1,599
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	1,029
S&T Bancorp, Inc.	1,115	21,876
S.Y. Bancorp, Inc.	708	16,935
Sandy Spring Bancorp, Inc.	696	11,811
SCBT Financial Corp.	476	14,713
Seacoast Banking Corp., Florida (a)	856	1,027
Shore Bancshares, Inc.	300	2,931
Sierra Bancorp	480	4,968
Signature Bank, New York (a)	1,515	66,584
Simmons First National Corp. Class A	696	20,219
Southern Community Financial Corp. (a)	631	814
Southside Bancshares, Inc.	841	17,594
Southwest Bancorp, Inc., Oklahoma	971	10,215
State Bancorp, Inc., New York	566	5,162
StellarOne Corp.	1,176	15,406
Sterling Bancshares, Inc.	3,972	23,574
Sterling Financial Corp., Washington (a)(d)	2,326	37,216
Suffolk Bancorp	562	14,432
Summit Financial Group, Inc. (a)	405	1,839
Sun Bancorp, Inc., New Jersey (a)	803	3,324
Superior Bancorp (a)	360	148
Susquehanna Bancshares, Inc., Pennsylvania	5,056	40,701
SVB Financial Group (a)	1,585	71,214
Taylor Capital Group, Inc. (a)	566	7,035
Texas Capital Bancshares, Inc. (a)	1,320	24,922
The First Bancorp, Inc.	621	8,688
TIB Financial Corp. (a)(d)	902	226
TIB Financial Corp. rights 1/10/11 (a)	9,620	962
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Tower Bancorp, Inc.	230	$ 5,304
TowneBank (d)	921	14,220
Trico Bancshares	786	11,342
Trustmark Corp.	2,475	52,817
UMB Financial Corp.	1,613	60,165
Umpqua Holdings Corp.	4,455	47,178
Union/First Market Bankshares Corp.	696	9,535
United Bankshares, Inc., West Virginia	1,716	44,976
United Community Banks, Inc., Georgia (a)	3,639	5,568
United Security Bancshares, Inc.	465	4,469
United Security Bancshares, California	947	3,693
Univest Corp. of Pennsylvania	711	13,232
Virginia Commerce Bancorp, Inc. (a)	1,605	9,100
VIST Financial Corp.	450	3,128
Washington Banking Co., Oak Harbor	345	4,413
Washington Trust Bancorp, Inc.	796	16,708
WesBanco, Inc.	1,311	22,851
West Bancorp., Inc.	675	4,907
West Coast Bancorp (a)	3,530	9,319
Westamerica Bancorp.	1,163	56,847
Western Liberty Bancorp (a)	750	3,983
Whitney Holding Corp.	4,005	37,607
Wilshire Bancorp, Inc.	1,011	7,158
Wintrust Financial Corp.	1,093	31,314
Yadkin Valley Financial Corp. (a)	851	1,387
Zions Bancorporation	6,800	132,260
		3,930,072
Consumer Finance - 0.2%
Cardtronics, Inc. (a)	1,926	32,549
CompuCredit Holdings Corp.	2,042	12,252
Consumer Portfolio Services, Inc. (a)	1,005	884
Credit Acceptance Corp. (a)	1,101	68,339
Dollar Financial Corp. (a)	891	23,326
EZCORP, Inc. (non-vtg.) Class A (a)	1,656	41,665
First Cash Financial Services, Inc. (a)	1,086	31,266
Netspend Holdings, Inc.	3,600	48,240
QC Holdings, Inc.	826	3,304
Rewards Network, Inc. (a)	448	6,160
World Acceptance Corp. (a)	566	24,938
		292,923
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corp. (a)	1,440	$ 8,467
Asta Funding, Inc.	516	3,689
CBOE Holdings, Inc.	601	14,298
CME Group, Inc.	2,620	754,717
Encore Capital Group, Inc. (a)	921	17,121
Interactive Brokers Group, Inc.	1,566	28,720
Life Partners Holdings, Inc.	543	11,615
MarketAxess Holdings, Inc.	1,170	21,282
Marlin Business Services Corp. (a)	586	6,212
Medallion Financial Corp.	1,071	9,082
NewStar Financial, Inc. (a)	2,046	17,268
PICO Holdings, Inc. (a)	911	26,009
Portfolio Recovery Associates, Inc. (a)	610	38,656
Resource America, Inc. Class A	675	4,064
The NASDAQ Stock Market, Inc. (a)	7,965	170,929
		1,132,129
Insurance - 0.9%
21st Century Holding Co.	720	2,333
Alterra Capital Holdings Ltd.	4,651	94,601
American National Insurance Co.	1,007	80,077
Amerisafe, Inc. (a)	696	12,869
Amtrust Financial Services, Inc.	2,661	42,603
Arch Capital Group Ltd. (a)	1,949	175,995
Argo Group International Holdings, Ltd.	1,241	45,768
Baldwin & Lyons, Inc. Class B	566	13,092
Cincinnati Financial Corp.	6,211	187,231
CNinsure, Inc. ADR	992	21,586
Donegal Group, Inc. Class A	1,061	15,777
Eastern Insurance Holdings, Inc.	261	2,897
eHealth, Inc. (a)	1,071	16,119
EMC Insurance Group	761	16,955
Enstar Group Ltd. (a)	522	43,326
Erie Indemnity Co. Class A	1,894	119,246
FPIC Insurance Group, Inc. (a)	329	12,166
Global Indemnity PLC (a)	791	15,171
Greenlight Capital Re, Ltd. (a)	1,101	30,806
Hallmark Financial Services, Inc. (a)	797	6,998
Harleysville Group, Inc.	874	31,106
Infinity Property & Casualty Corp.	621	35,850
Kansas City Life Insurance Co.	510	15,978
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Maiden Holdings Ltd.	3,225	$ 24,284
National Interstate Corp.	731	15,095
National Western Life Insurance Co. Class A	165	27,510
Navigators Group, Inc. (a)	671	33,208
Penn Millers Holding Corp. (a)	524	7,016
Presidential Life Corp.	1,016	9,418
Safety Insurance Group, Inc.	623	29,163
Selective Insurance Group, Inc.	2,151	35,492
State Auto Financial Corp.	1,581	24,885
Tower Group, Inc.	1,653	42,515
United Fire & Casualty Co.	1,226	25,427
		1,312,563
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	2,029	59,490
Gladstone Commercial Corp.	546	10,101
Investors Real Estate Trust	2,820	24,957
Mission West Properties, Inc.	676	4,414
Retail Opportunity Investments Corp.	1,933	19,001
		117,963
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	950	25,821
Avatar Holdings, Inc. (a)	266	5,216
China HGS Real Estate, Inc. (a)	2,100	7,455
China Housing & Land Development, Inc. (a)(d)	1,732	4,139
China Real Estate Information Corp. ADR (a)(d)	473	4,328
Elbit Imaging Ltd. (a)	1,350	16,335
FirstService Corp. (sub. vtg.) (a)	1,371	35,898
Stratus Properties, Inc. (a)	266	2,359
Thomas Properties Group, Inc. (a)	1,876	8,048
ZipRealty, Inc. (a)	1,230	3,050
		112,649
Thrifts & Mortgage Finance - 0.9%
Abington Bancorp, Inc.	1,176	14,112
America First Tax Exempt Investors LP	1,272	6,678
Anchor BanCorp Wisconsin, Inc. (a)(d)	936	824
Atlantic Coast Federal Corp. (a)	691	1,354
Bank Mutual Corp.	2,106	9,645
BankFinancial Corp.	1,191	11,112
Beneficial Mutual Bancorp, Inc. (a)	3,991	31,010
Berkshire Bancorp, Inc. (a)	960	4,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Berkshire Hills Bancorp, Inc.	735	$ 14,751
BofI Holding, Inc. (a)	519	6,996
Brookline Bancorp, Inc., Delaware	2,400	23,592
Camco Financial Corp. (a)	511	644
Capitol Federal Financial	2,907	67,878
CFS Bancorp, Inc.	375	1,969
Charter Financial Corp., Georgia	850	7,004
Citizens South Banking Corp., Delaware	504	2,283
Clifton Savings Bancorp, Inc.	990	9,365
Dime Community Bancshares, Inc.	1,213	16,557
Eagle Bancorp Montana, Inc.	618	6,180
ESB Financial Corp.	600	8,460
ESSA Bancorp, Inc.	623	8,192
First Defiance Financial Corp. (a)	331	3,916
First Federal Bancshares of Arkansas, Inc. (a)	435	496
First Financial Holdings, Inc.	816	8,968
First Financial Northwest, Inc.	805	2,616
First Niagara Financial Group, Inc.	8,177	101,272
First PacTrust Bancorp, Inc.	480	5,760
First Place Financial Corp. (a)	871	1,864
Flushing Financial Corp.	1,290	17,286
Fox Chase Bancorp, Inc. (a)	851	8,944
HMN Financial, Inc. (a)	216	626
Home Federal Bancorp, Inc.	750	8,648
Hudson City Bancorp, Inc.	20,538	233,106
Kaiser Federal Financial Group, Inc.	608	5,873
Kearny Financial Corp.	3,436	29,515
LSB Corp.	171	3,582
Meridian Interstate Bancorp, Inc. (a)	1,256	13,753
MutualFirst Financial, Inc.	346	2,958
NASB Financial, Inc.	406	5,221
Northwest Bancshares, Inc.	4,320	44,323
OceanFirst Financial Corp.	600	7,242
Oritani Financial Corp.	2,326	26,121
Parkvale Financial Corp.	300	2,337
People's United Financial, Inc.	14,277	176,892
Provident Financial Holdings, Inc.	226	1,514
Provident New York Bancorp	2,176	20,389
Pulaski Financial Corp.	181	1,381
PVF Capital Corp. (a)	791	1,463
Riverview Bancorp, Inc. (a)	1,320	3,115
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Rockville Financial, Inc.	1,350	$ 14,850
Roma Financial Corp.	1,596	15,385
Severn Bancorp, Inc. (a)	801	2,307
Territorial Bancorp, Inc.	600	11,052
TFS Financial Corp.	11,756	96,164
Tree.com, Inc. (a)	805	6,110
Trustco Bank Corp., New York	3,054	17,133
United Community Financial Corp., Ohio (a)	1,403	1,726
United Financial Bancorp, Inc.	1,070	15,868
United Western Bancorp, Inc. (a)	270	76
ViewPoint Financial Group	2,052	21,525
Washington Federal, Inc.	4,376	64,590
Waterstone Financial, Inc. (a)	1,776	6,482
Westfield Financial, Inc.	1,872	15,388
WSFS Financial Corp.	266	11,571
		1,292,334
TOTAL FINANCIALS		10,494,737
HEALTH CARE - 12.9%
Biotechnology - 6.0%
3SBio, Inc. sponsored ADR (a)	809	12,418
Aastrom Biosciences, Inc. (a)	608	1,465
Acadia Pharmaceuticals, Inc. (a)	2,295	1,538
Achillion Pharmaceuticals, Inc. (a)	3,313	9,475
Acorda Therapeutics, Inc. (a)	1,485	39,130
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,110	8,749
Affymax, Inc. (a)	806	5,449
Alexion Pharmaceuticals, Inc. (a)	3,524	269,410
Alkermes, Inc. (a)	3,831	40,149
Allos Therapeutics, Inc. (a)	4,965	20,158
Alnylam Pharmaceuticals, Inc. (a)	1,641	15,015
AMAG Pharmaceuticals, Inc. (a)	815	12,787
Amgen, Inc. (a)	37,400	1,970,606
Amicus Therapeutics, Inc. (a)	1,041	4,320
Amylin Pharmaceuticals, Inc. (a)	5,565	71,315
Anadys Pharmaceuticals, Inc. (a)	1,441	1,542
Anthera Pharmaceuticals, Inc.	750	4,103
Antigenics, Inc. (a)	2,010	1,789
Arena Pharmaceuticals, Inc. (a)(d)	4,364	6,328
ARIAD Pharmaceuticals, Inc. (a)	4,441	17,897
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ArQule, Inc. (a)	1,941	$ 10,540
Array Biopharma, Inc. (a)	1,680	5,393
AspenBio Pharma, Inc. (a)	1,226	748
AVEO Pharmaceuticals, Inc.	1,060	15,667
AVI BioPharma, Inc. (a)	4,555	8,381
BioCryst Pharmaceuticals, Inc. (a)	2,280	11,263
Biogen Idec, Inc. (a)	9,500	607,715
BioMarin Pharmaceutical, Inc. (a)	4,041	109,430
Bionovo, Inc. (a)	2,269	3,086
Biosante Pharmaceuticals, Inc. (a)	1,663	2,445
Biospecifics Technologies Corp. (a)	250	5,670
Capstone Therapeutics Corp. (a)	2,601	2,419
Celera Corp. (a)	3,111	17,639
Celgene Corp. (a)	17,872	1,061,239
Cell Therapeutics, Inc. (a)	23,803	9,283
Celldex Therapeutics, Inc. (a)	811	3,366
Cephalon, Inc. (a)	2,935	186,343
Cepheid, Inc. (a)	2,423	47,709
Chelsea Therapeutics International Ltd. (a)	1,898	10,306
China Biologic Products, Inc. (a)(d)	1,000	11,640
Cleveland Biolabs, Inc. (a)	624	4,200
Clinical Data, Inc. (a)	951	17,384
Codexis, Inc. (a)	1,476	13,904
Crucell NV sponsored ADR (a)	480	15,029
Cubist Pharmaceuticals, Inc. (a)	2,306	50,063
Curis, Inc. (a)	2,541	4,269
Cyclacel Pharmaceuticals, Inc. (a)	2,291	4,193
Cytokinetics, Inc. (a)	1,875	4,144
Cytori Therapeutics, Inc. (a)	1,800	8,082
CytRx Corp. (a)	6,000	6,240
Dendreon Corp. (a)	5,600	200,144
Discovery Laboratories, Inc. (a)	3,696	739
Dyax Corp. (a)	2,856	6,455
Dynavax Technologies Corp. (a)	2,585	5,170
Emergent BioSolutions, Inc. rights 10/29/13 (a)	1,192	0
EntreMed, Inc. (a)	452	3,268
Enzon Pharmaceuticals, Inc. (a)	2,322	25,821
EpiCept Corp. (a)	3,639	1,201
Exact Sciences Corp. (a)	1,524	9,053
Exelixis, Inc. (a)	3,960	22,928
Genomic Health, Inc. (a)	1,155	21,310
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gentium SpA sponsored ADR (a)	778	$ 4,396
GenVec, Inc. (a)	3,931	1,887
Genzyme Corp. (a)	10,000	712,200
Geron Corp. (a)(d)	3,411	19,545
Gilead Sciences, Inc. (a)	33,000	1,204,500
GTx, Inc. (a)	1,470	4,263
Halozyme Therapeutics, Inc. (a)	3,666	25,369
Human Genome Sciences, Inc. (a)	7,378	180,982
Idenix Pharmaceuticals, Inc. (a)	3,004	11,445
Idera Pharmaceuticals, Inc. (a)	1,200	2,976
ImmunoGen, Inc. (a)	2,475	20,592
Immunomedics, Inc. (a)(d)	3,726	11,737
Incyte Corp. (a)	4,716	68,429
Infinity Pharmaceuticals, Inc. (a)	1,690	10,630
Inhibitex, Inc. (a)	3,363	9,854
Insmed, Inc. (a)	6,038	4,347
InterMune, Inc. (a)	2,197	27,594
Ironwood Pharmaceuticals, Inc. Class A	1,700	18,173
Isis Pharmaceuticals, Inc. (a)	3,906	36,853
Keryx Biopharmaceuticals, Inc. (a)	2,384	13,017
Lexicon Pharmaceuticals, Inc. (a)	13,164	17,903
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	1,050	8,862
rights (a)	1,530	42
rights (a)	1,530	69
rights (a)	1,530	40
rights (a)	1,530	40
MannKind Corp. (a)(d)	4,984	31,300
Marina Biotech, Inc. (a)(d)	990	1,752
Marshall Edwards, Inc. (a)	225	199
Martek Biosciences (a)	1,455	32,010
Maxygen, Inc.	1,686	10,908
Medivation, Inc. (a)	1,338	15,160
Metabolix, Inc. (a)	1,021	10,455
Micromet, Inc. (a)	2,640	19,166
Molecular Insight Pharmaceuticals, Inc. (a)(d)	1,425	1,140
Momenta Pharmaceuticals, Inc. (a)	1,656	25,254
Myrexis, Inc. (a)	866	3,230
Myriad Genetics, Inc. (a)	3,714	79,962
Nabi Biopharmaceuticals (a)	2,145	11,154
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nanosphere, Inc. (a)	1,581	$ 8,269
Neurocrine Biosciences, Inc. (a)	2,112	15,375
NeurogesX, Inc. (a)	1,294	6,936
Novavax, Inc. (a)	3,696	8,242
NPS Pharmaceuticals, Inc. (a)	2,371	14,724
Nymox Pharmaceutical Corp. (a)	1,170	4,785
Omeros Corp. (a)	1,209	9,805
OncoGenex Pharmaceuticals, Inc. (a)	285	4,577
Oncolytics Biotech, Inc. (a)	2,080	9,725
Oncothyreon, Inc. (a)	1,186	3,949
ONYX Pharmaceuticals, Inc. (a)	2,314	68,147
Orchid Cellmark, Inc. (a)	2,526	4,092
OREXIGEN Therapeutics, Inc. (a)(d)	1,671	8,706
Osiris Therapeutics, Inc. (a)	1,320	8,659
OXiGENE, Inc. (a)	4,911	1,007
Oxygen Biotherapeutics, Inc. (a)	1,711	3,679
PDL BioPharma, Inc.	4,561	26,363
Peregrine Pharmaceuticals, Inc. (a)	1,371	2,111
Pharmacyclics, Inc. (a)	2,850	15,447
Pharmasset, Inc. (a)	1,330	57,616
Poniard Pharmaceuticals, Inc. (a)	1,860	675
Progenics Pharmaceuticals, Inc. (a)	1,275	6,056
QLT, Inc. (a)	2,343	14,175
Regeneron Pharmaceuticals, Inc. (a)	3,114	89,745
Repligen Corp. (a)	1,396	5,193
Rigel Pharmaceuticals, Inc. (a)	2,038	16,263
RXi Pharmaceuticals Corp. (a)	1,015	3,593
Sangamo Biosciences, Inc. (a)	1,786	8,323
Savient Pharmaceuticals, Inc. (a)	2,500	29,525
SciClone Pharmaceuticals, Inc. (a)	1,906	7,128
Seattle Genetics, Inc. (a)	3,631	54,828
SIGA Technologies, Inc. (a)	1,755	22,113
Sinovac Biotech Ltd. (a)	2,373	11,509
Spectrum Pharmaceuticals, Inc. (a)	2,391	10,640
StemCells, Inc. (a)	4,613	4,890
Sunesis Pharmaceuticals, Inc. (a)	1,875	739
Synta Pharmaceuticals Corp. (a)	1,267	5,435
Talecris Biotherapeutics Holdings Corp. (a)	4,791	103,965
Targacept, Inc. (a)	1,066	22,599
Telik, Inc. (a)	2,391	1,722
Theravance, Inc. (a)	2,299	57,429
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Transcept Pharmaceuticals, Inc. (a)	574	$ 3,697
Transition Therapeutics, Inc. (a)	2,160	5,407
Trimeris, Inc. (a)	885	2,239
Trius Therapeutics, Inc.	938	3,245
United Therapeutics Corp. (a)	2,216	139,453
Vanda Pharmaceuticals, Inc. (a)	1,276	10,285
Vertex Pharmaceuticals, Inc. (a)	7,950	263,384
Vical, Inc. (a)	2,055	4,028
XOMA Ltd. (a)	491	1,169
Zalicus, Inc. (a)	3,496	4,125
ZIOPHARM Oncology, Inc. (a)	2,400	9,864
		8,930,612
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc. (a)	875	23,625
Abiomed, Inc. (a)	1,236	14,189
Accuray, Inc. (a)	2,161	12,923
Align Technology, Inc. (a)	2,745	48,010
Alimera Sciences, Inc. (a)(d)	1,324	15,147
Alphatec Holdings, Inc. (a)	2,655	5,974
American Medical Systems Holdings, Inc. (a)	2,811	50,401
Analogic Corp.	510	23,700
Angiodynamics, Inc. (a)	991	13,844
Anika Therapeutics, Inc. (a)	1,231	7,521
ArthroCare Corp. (a)	1,040	31,491
Atrion Corp.	85	13,952
BioLase Technology, Inc. (a)(d)	1,050	1,607
Cardiac Science Corp. (a)	1,056	2,439
Cardica, Inc. (a)	871	2,343
Cardiovascular Systems, Inc. (a)	456	4,086
Cerus Corp. (a)(d)	1,786	4,304
China Medical Technologies, Inc. sponsored ADR (a)	881	10,070
Conceptus, Inc. (a)	1,086	14,281
CONMED Corp. (a)	1,275	27,425
Cutera, Inc. (a)	421	2,951
Cyberonics, Inc. (a)	1,371	36,839
Cynosure, Inc. Class A (a)	330	3,128
Delcath Systems, Inc. (a)(d)	1,463	14,718
DENTSPLY International, Inc.	5,813	179,738
DexCom, Inc. (a)	2,196	24,760
DynaVox, Inc. Class A (a)	442	1,741
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Endologix, Inc. (a)	2,340	$ 13,291
Exactech, Inc. (a)	761	13,561
Gen-Probe, Inc. (a)	1,918	99,467
Given Imaging Ltd. (a)	1,477	22,303
Hansen Medical, Inc. (a)	1,221	1,758
HeartWare International, Inc. (a)	563	51,773
Hologic, Inc. (a)	10,366	170,002
ICU Medical, Inc. (a)	660	24,189
IDEXX Laboratories, Inc. (a)	2,255	144,794
Immucor, Inc. (a)	2,807	51,565
Insulet Corp. (a)	1,510	20,491
Integra LifeSciences Holdings Corp. (a)	1,076	46,666
Intuitive Surgical, Inc. (a)	1,525	396,942
IRIS International, Inc. (a)	1,066	10,010
Kensey Nash Corp. (a)	585	15,877
Mako Surgical Corp. (a)	1,110	12,732
Masimo Corp.	2,197	67,799
Medical Action Industries, Inc. (a)	690	5,492
MELA Sciences, Inc. (a)(d)	751	2,674
Meridian Bioscience, Inc.	1,656	36,796
Merit Medical Systems, Inc. (a)	981	14,950
Natus Medical, Inc. (a)	1,076	13,837
Neogen Corp. (a)	900	33,435
NeuroMetrix, Inc. (a)	586	304
NMT Medical, Inc. (a)	826	173
NuVasive, Inc. (a)	1,452	33,919
NxStage Medical, Inc. (a)	1,863	40,315
OraSure Technologies, Inc. (a)	1,785	9,371
Orthofix International NV (a)	668	18,163
Orthovita, Inc. (a)	3,111	6,191
OTIX Global, Inc. (a)	134	1,475
Palomar Medical Technologies, Inc. (a)	771	9,599
Quidel Corp. (a)	1,116	14,742
Rochester Medical Corp. (a)	525	5,807
Rockwell Medical Technologies, Inc. (a)	965	7,517
RTI Biologics, Inc. (a)	2,691	7,293
Shamir Optical Industry Ltd.	586	7,964
Sirona Dental Systems, Inc. (a)	2,226	84,121
Solta Medical, Inc. (a)	2,539	5,154
SonoSite, Inc. (a)	735	22,329
Staar Surgical Co. (a)	1,050	5,618
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)	1,696	$ 5,851
SurModics, Inc. (a)	690	6,383
Syneron Medical Ltd. (a)	1,309	12,632
Synovis Life Technologies, Inc. (a)	794	12,823
The Spectranetics Corp. (a)	1,800	8,802
ThermoGenesis Corp. (a)	826	2,288
Thoratec Corp. (a)	2,250	57,274
TomoTherapy, Inc. (a)	1,860	6,510
Trinity Biotech PLC sponsored ADR (a)	1,170	9,407
Unilife Corp. (a)(d)	2,000	10,860
Urologix, Inc. (a)	771	567
Utah Medical Products, Inc.	200	5,446
Vascular Solutions, Inc. (a)	1,201	12,707
Vermillion, Inc. (a)	568	2,721
Volcano Corp. (a)	2,036	54,056
Winner Medical Group, Inc. (a)	972	5,521
Wright Medical Group, Inc. (a)	1,425	18,796
Young Innovations, Inc.	510	15,412
Zoll Medical Corp. (a)	819	27,371
		2,417,093
Health Care Providers & Services - 1.6%
Addus HomeCare Corp. (a)	435	1,810
Air Methods Corp. (a)	570	28,061
Allied Healthcare International, Inc. (a)	3,286	9,529
Almost Family, Inc. (a)	321	11,376
Amedisys, Inc. (a)	1,026	29,118
America Service Group, Inc.	451	6,621
American Dental Partners, Inc. (a)	391	4,829
AmSurg Corp. (a)	1,320	24,262
Animal Health International, Inc. (a)	901	2,253
Bio-Reference Laboratories, Inc. (a)	870	18,244
BioScrip, Inc. (a)	1,566	6,295
CardioNet, Inc. (a)	1,649	6,662
Catalyst Health Solutions, Inc. (a)	1,585	68,028
Chindex International, Inc. (a)	606	9,229
Clarient, Inc. (a)	3,000	15,000
Corvel Corp. (a)	480	21,931
Cross Country Healthcare, Inc. (a)	1,056	8,110
Express Scripts, Inc. (a)	21,349	1,112,069
Genoptix, Inc. (a)	666	11,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Gentiva Health Services, Inc. (a)	1,096	$ 25,186
Healthways, Inc. (a)	1,491	14,388
Henry Schein, Inc. (a)	3,576	205,370
HMS Holdings Corp. (a)	1,051	66,224
IPC The Hospitalist Co., Inc. (a)	634	20,554
LCA-Vision, Inc. (a)	900	4,662
LHC Group, Inc. (a)	780	20,631
LifePoint Hospitals, Inc. (a)	2,136	77,366
Lincare Holdings, Inc.	3,811	98,133
Magellan Health Services, Inc. (a)	1,323	64,430
Medcath Corp. (a)	746	9,415
MWI Veterinary Supply, Inc. (a)	500	30,550
NightHawk Radiology Holdings, Inc. (a)	1,201	7,794
NovaMed Eyecare, Inc. (a)	320	3,718
Patterson Companies, Inc.	4,905	145,826
PDI, Inc. (a)	615	5,818
Prospect Medical Holdings, Inc. (a)	1,503	12,685
Providence Service Corp. (a)	810	13,616
PSS World Medical, Inc. (a)	2,361	48,637
RadNet, Inc. (a)	2,005	5,153
ResCare, Inc. (a)	1,365	18,059
Rural/Metro Corp. (a)	1,058	11,987
Sharps Compliance Corp. (a)	891	4,045
Sun Healthcare Group, Inc. (a)	778	7,624
The Ensign Group, Inc.	805	17,316
U.S. Physical Therapy, Inc. (a)	666	12,781
VCA Antech, Inc. (a)	3,030	66,190
		2,412,954
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	6,273	110,091
athenahealth, Inc. (a)	1,331	54,584
Cerner Corp. (a)	3,148	276,583
Computer Programs & Systems, Inc.	431	20,123
MedAssets, Inc. (a)	2,346	43,507
Medidata Solutions, Inc. (a)	1,100	21,890
MedQuist, Inc.	1,000	8,920
Merge Healthcare, Inc. (a)	2,716	10,484
Omnicell, Inc. (a)	1,401	18,773
Quality Systems, Inc.	1,034	66,683
SXC Health Solutions Corp. (a)	2,502	95,659
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Transcend Services, Inc. (a)	481	$ 7,696
Vital Images, Inc. (a)	979	13,138
		748,131
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	2,308	19,433
Affymetrix, Inc. (a)	3,366	14,003
Albany Molecular Research, Inc. (a)	1,371	6,924
Arrowhead Research Corp. (a)	2,070	1,967
Bruker BioSciences Corp. (a)	6,300	97,146
Caliper Life Sciences, Inc. (a)	1,785	10,478
Complete Genomics, Inc.	1,150	8,913
Compugen Ltd. (a)	2,285	8,660
Dionex Corp. (a)	776	70,748
eResearchTechnology, Inc. (a)	2,071	11,618
Furiex Pharmaceuticals, Inc. (a)	385	4,743
Harvard Bioscience, Inc. (a)	1,984	7,777
ICON PLC sponsored ADR (a)	2,286	46,017
Illumina, Inc. (a)	4,806	288,937
Kendle International, Inc. (a)	671	6,046
Life Technologies Corp. (a)	7,100	353,616
Luminex Corp. (a)	1,730	29,202
Medtox Scientific, Inc.	360	4,176
Pacific Biosciences of California, Inc.	2,480	31,248
PAREXEL International Corp. (a)	2,136	37,508
Pharmaceutical Product Development, Inc.	4,621	115,155
Pure Bioscience (a)	2,955	6,353
QIAGEN NV (a)(d)	9,016	164,993
Sequenom, Inc. (a)(d)	2,482	17,051
Techne Corp.	1,500	90,105
		1,452,817
Pharmaceuticals - 2.2%
Acura Pharmaceuticals, Inc. (a)(d)	1,613	4,258
Adolor Corp. (a)	1,695	2,119
Akorn, Inc. (a)	3,231	17,157
Alexza Pharmaceuticals, Inc. (a)	3,650	3,299
Angiotech Pharmaceuticals, Inc. (a)	3,411	781
Ardea Biosciences, Inc. (a)	863	19,184
Auxilium Pharmaceuticals, Inc. (a)	1,774	33,582
AVANIR Pharmaceuticals Class A (a)(d)	4,295	18,383
Biodel, Inc. (a)(d)	1,499	2,548
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
BioMimetic Therapeutics, Inc. (a)	1,109	$ 12,376
BMP Sunstone Corp. (a)	1,726	17,053
Cadence Pharmaceuticals, Inc. (a)(d)	1,886	13,523
Cardiome Pharma Corp. (a)	2,569	12,512
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	186	744
Columbia Laboratories, Inc. (a)	1,546	2,072
Corcept Therapeutics, Inc. (a)	2,565	10,004
Cumberland Pharmaceuticals, Inc. (a)	690	4,733
Cypress Bioscience, Inc. (a)	1,545	6,149
DepoMed, Inc. (a)	3,066	16,740
Durect Corp. (a)	3,921	11,685
Endo Pharmaceuticals Holdings, Inc. (a)	4,681	168,563
Eurand NV (a)	1,671	18,331
Flamel Technologies SA sponsored ADR (a)	1,035	7,338
Hi-Tech Pharmacal Co., Inc. (a)	406	9,655
Impax Laboratories, Inc. (a)	2,400	42,960
Inspire Pharmaceuticals, Inc. (a)	3,100	21,638
Ista Pharmaceuticals, Inc. (a)	1,926	8,571
Jazz Pharmaceuticals, Inc. (a)	1,289	21,462
Jiangbo Pharmaceuticals, Inc. (a)	497	3,022
Labopharm, Inc. (a)(d)	2,505	2,416
MAP Pharmaceuticals, Inc. (a)	1,059	15,218
Matrixx Initiatives, Inc. (a)	465	2,409
Mylan, Inc. (a)	16,974	332,096
Nektar Therapeutics (a)	3,696	46,828
Novogen Ltd. sponsored ADR (a)	316	158
NuPathe, Inc.	469	2,800
Obagi Medical Products, Inc. (a)	1,176	12,842
Optimer Pharmaceuticals, Inc. (a)	1,354	12,822
Pain Therapeutics, Inc.	2,176	17,343
Perrigo Co.	3,506	211,201
Pozen, Inc. (a)	1,191	7,622
Questcor Pharmaceuticals, Inc. (a)	2,536	36,113
Salix Pharmaceuticals Ltd. (a)	2,269	101,311
Santarus, Inc. (a)	2,436	6,723
Shire PLC sponsored ADR	2,164	152,216
Skystar Bio-Pharmaceutical Co. Ltd. (a)	595	4,915
Somaxon Pharmaceuticals, Inc. (a)(d)	1,712	4,605
Sucampo Pharmaceuticals, Inc. Class A (a)	751	2,591
SuperGen, Inc. (a)	1,906	5,051
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,996	1,400,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
The Medicines Company (a)	1,941	$ 25,582
ViroPharma, Inc. (a)	3,230	49,904
Vivus, Inc. (a)(d)	3,201	20,807
Warner Chilcott PLC	9,886	187,933
XenoPort, Inc. (a)	1,086	8,417
		3,181,285
TOTAL HEALTH CARE		19,142,892
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	952	23,514
American Science & Engineering, Inc.	405	32,651
Applied Energetics, Inc. (a)	4,146	3,317
Applied Signal Technology, Inc.	651	21,392
Ascent Solar Technologies, Inc. (a)(d)	1,971	6,287
BE Aerospace, Inc. (a)	3,984	141,432
Ceradyne, Inc. (a)	1,041	27,503
Elbit Systems Ltd.	1,595	74,646
GeoEye, Inc. (a)	850	33,881
Global Defense Technology & Systems, Inc.	452	6,165
Herley Industries, Inc. (a)	765	12,439
Innovative Solutions & Support, Inc. (a)	856	4,734
KEYW Holding Corp.	1,000	12,500
Kratos Defense & Security Solutions, Inc. (a)	719	7,600
Ladish Co., Inc. (a)	606	28,446
LMI Aerospace, Inc. (a)	461	7,500
Sypris Solutions, Inc. (a)	981	3,345
Taser International, Inc. (a)	2,706	10,905
		458,257
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	2,160	15,941
Atlas Air Worldwide Holdings, Inc. (a)	865	47,194
C.H. Robinson Worldwide, Inc.	6,358	468,648
Dynamex, Inc. (a)	546	13,186
Expeditors International of Washington, Inc.	8,199	433,727
Forward Air Corp.	1,200	33,024
Hub Group, Inc. Class A (a)	1,385	45,193
Pacer International, Inc. (a)	1,536	8,586
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	711	$ 13,758
UTI Worldwide, Inc.	3,996	76,923
		1,156,180
Airlines - 0.2%
Allegiant Travel Co.	716	35,750
Hawaiian Holdings, Inc. (a)	2,395	18,921
JetBlue Airways Corp. (a)	11,197	76,028
Pinnacle Airlines Corp. (a)	1,261	10,252
Republic Airways Holdings, Inc. (a)	1,686	13,083
Ryanair Holdings PLC sponsored ADR	4,488	137,019
SkyWest, Inc.	2,269	36,735
		327,788
Building Products - 0.1%
AAON, Inc.	698	17,904
American Woodmark Corp.	641	13,339
Apogee Enterprises, Inc.	1,206	13,568
Builders FirstSource, Inc. (a)	4,781	7,554
China Architectural Engineering, Inc. (a)	5,793	3,425
China Ceramics Co. Ltd. (a)	800	5,880
Gibraltar Industries, Inc. (a)	1,131	11,502
Insteel Industries, Inc.	916	9,499
PGT, Inc. (a)	3,371	7,416
Universal Forest Products, Inc.	625	20,425
		110,512
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	2,018	11,947
Casella Waste Systems, Inc. Class A (a)	1,146	5,226
CECO Environmental Corp. (a)	516	2,828
Cintas Corp.	5,789	154,827
Copart, Inc. (a)	3,130	111,052
Courier Corp.	435	6,181
EnerNOC, Inc. (a)	886	21,734
Fuel Tech, Inc. (a)	971	7,098
G&K Services, Inc. Class A	701	19,446
Guanwei Recycling Corp. (a)	760	2,782
Healthcare Services Group, Inc.	2,547	40,574
Heritage-Crystal Clean, Inc. (a)	214	2,072
Herman Miller, Inc.	2,200	47,388
Industrial Services of America, Inc. (a)	459	4,856
InnerWorkings, Inc. (a)	2,041	12,593
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Interface, Inc. Class A	2,161	$ 31,205
Intersections, Inc.	661	6,874
Kimball International, Inc. Class B	1,425	8,351
McGrath RentCorp.	1,260	35,179
Mobile Mini, Inc. (a)	1,500	27,105
Multi-Color Corp.	386	7,546
Perma-Fix Environmental Services, Inc. (a)	2,776	4,192
R.R. Donnelley & Sons Co.	8,100	127,656
RINO International Corp. (a)(d)	1,100	6,688
Standard Parking Corp. (a)	945	16,783
Stericycle, Inc. (a)	3,300	243,870
Sykes Enterprises, Inc. (a)	1,710	31,464
Team, Inc. (a)	990	20,156
Tetra Tech, Inc. (a)	2,532	58,515
United Stationers, Inc. (a)	966	61,312
US Ecology, Inc.	836	13,134
WCA Waste Corp. (a)	886	5,112
		1,155,746
Construction & Engineering - 0.2%
Foster Wheeler Ag (a)	4,973	139,244
Great Lakes Dredge & Dock Corp.	1,716	13,179
Insituform Technologies, Inc. Class A (a)	1,302	28,826
Integrated Electrical Services, Inc. (a)	731	2,303
Layne Christensen Co. (a)	896	29,541
MYR Group, Inc. (a)	855	13,483
Northwest Pipe Co. (a)	495	10,984
Primoris Services Corp.	1,250	11,050
Sterling Construction Co., Inc. (a)	641	8,647
UniTek Global Services, Inc. (a)	1,300	5,876
		263,133
Electrical Equipment - 0.4%
A-Power Energy Generation Systems, Ltd. (a)(d)	1,380	8,777
A123 Systems, Inc. (a)(d)	3,951	30,383
Active Power, Inc. (a)	4,641	9,653
Advanced Battery Technologies, Inc. (a)(d)	2,422	9,155
American Superconductor Corp. (a)	1,596	53,115
Beacon Power Corp. (a)	13,050	3,148
Broadwind Energy, Inc. (a)	3,623	6,920
Capstone Turbine Corp. (a)	6,826	5,338
China BAK Battery, Inc. (a)(d)	1,801	3,386
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
China Electric Motor, Inc.	1,000	$ 4,870
China Recycling Energy Corp. (a)	1,590	4,691
China Ritar Power Corp. (a)	1,282	3,795
Coleman Cable, Inc. (a)	616	3,542
Deswell Industries, Inc.	861	2,798
Encore Wire Corp.	1,031	23,486
Ener1, Inc. (a)(d)	5,496	23,908
Franklin Electric Co., Inc.	921	35,836
FuelCell Energy, Inc. (a)	2,821	3,188
Fushi Copperweld, Inc. (a)	1,398	12,554
Global Power Equipment Group, Inc. (a)	586	11,673
Harbin Electric, Inc. (a)	1,136	18,494
Highpower International, Inc. (a)	470	1,589
Hoku Corp. (a)(d)	3,339	8,481
Hydrogenics Corp. (a)	259	984
II-VI, Inc. (a)	1,191	48,629
Jinpan International Ltd.	717	7,335
Lihua International, Inc. (a)	980	11,740
Lime Energy Co. (a)	1,124	4,608
LSI Industries, Inc.	696	6,146
Ocean Power Technologies, Inc. (a)	585	3,329
Plug Power, Inc. (a)	5,056	2,048
Powell Industries, Inc. (a)	606	21,319
PowerSecure International, Inc. (a)	710	6,120
Preformed Line Products Co.	176	8,184
Satcon Technology Corp. (a)	1,982	6,996
Ultralife Corp. (a)	901	5,640
Valence Technology, Inc. (a)(d)	4,926	6,552
Vicor Corp.	1,551	26,026
Woodward Governor Co.	2,676	90,315
		544,751
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	806	35,786
Machinery - 1.4%
3D Systems Corp. (a)	996	28,027
Altra Holdings, Inc. (a)	1,161	19,482
American Railcar Industries, Inc. (a)	750	11,258
Astec Industries, Inc. (a)	911	27,284
Bucyrus International, Inc. Class A	3,133	279,338
Chart Industries, Inc. (a)	1,266	40,044
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
China Fire & Security Group, Inc. (a)	1,005	$ 7,256
China Valves Technology, Inc. (a)	1,200	12,132
China Wind Systems, Inc. (a)	1,355	5,000
Columbus McKinnon Corp. (NY Shares) (a)	885	14,523
Commercial Vehicle Group, Inc. (a)	1,360	19,271
Dynamic Materials Corp.	450	7,241
Energy Recovery, Inc. (a)(d)	1,776	5,914
Flow International Corp. (a)	2,325	7,696
Force Protection, Inc. (a)	2,703	13,866
FreightCar America, Inc.	461	11,451
Gencor Industries, Inc. (a)	346	2,446
Hardinge, Inc.	390	3,223
Hurco Companies, Inc. (a)	225	4,334
Joy Global, Inc.	3,944	301,006
L.B. Foster Co. Class A (a)	576	19,981
Lincoln Electric Holdings, Inc.	1,716	105,809
Makita Corp. sponsored ADR	86	3,099
Middleby Corp. (a)	831	66,871
NN, Inc. (a)	1,041	10,410
Nordson Corp.	1,384	109,931
Omega Flex, Inc.	360	6,109
PACCAR, Inc.	14,225	766,159
PMFG, Inc. (a)	424	6,318
Portec Rail Products, Inc.	856	9,930
RBC Bearings, Inc. (a)	990	36,521
SmartHeat, Inc. (a)	1,250	5,938
Sun Hydraulics Corp.	701	21,843
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	10,677
Class B (a)	281	3,816
Thermadyne Holdings Corp. (a)	405	6,059
TriMas Corp. (a)	1,201	23,960
Twin Disc, Inc.	345	8,418
Westport Innovations, Inc.	1,397	25,257
		2,067,898
Marine - 0.1%
American Commercial Lines, Inc. (a)	468	15,444
DryShips, Inc. (a)(d)	10,925	56,482
Eagle Bulk Shipping, Inc. (a)(d)	2,733	13,665
Euroseas Ltd.	1,365	5,283
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
FreeSeas, Inc. (a)	291	$ 1,144
Newlead Holdings Ltd. (a)	85	227
OceanFreight, Inc. (a)	3,456	3,318
Star Bulk Carriers Corp. (d)	2,781	7,981
TBS International Ltd. Class A (a)	1,115	4,237
Ultrapetrol (Bahamas) Ltd. (a)	1,156	7,988
		115,769
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	382	19,383
Acacia Research Corp. - Acacia Technologies (a)	1,423	38,777
Advisory Board Co. (a)	761	36,117
Barrett Business Services, Inc.	420	6,229
CoStar Group, Inc. (a)	765	40,346
CRA International, Inc. (a)	480	10,608
Exponent, Inc. (a)	600	20,952
Heidrick & Struggles International, Inc.	756	15,702
Hudson Highland Group, Inc. (a)	976	3,982
Huron Consulting Group, Inc. (a)	836	18,986
ICF International, Inc. (a)	797	19,080
Kelly Services, Inc. Class A (non-vtg.) (a)	1,230	21,986
Kforce, Inc. (a)	1,701	25,702
LECG Corp. (a)	1,701	1,603
Lightbridge Corp. (a)	719	3,710
Odyssey Marine Exploration, Inc. (a)	3,919	7,760
On Assignment, Inc. (a)	1,606	11,033
Resources Connection, Inc.	1,691	28,290
School Specialty, Inc. (a)	750	9,473
Verisk Analytics, Inc. (a)	5,636	170,602
VSE Corp.	201	6,104
		516,425
Road & Rail - 0.4%
AMERCO (a)	806	78,134
Arkansas Best Corp.	1,011	24,906
Covenant Transport Group, Inc. Class A (a)	856	7,276
Frozen Food Express Industries, Inc. (a)	1,725	6,089
Heartland Express, Inc.	3,488	53,890
J.B. Hunt Transport Services, Inc.	4,771	174,142
Landstar System, Inc.	1,920	69,024
Marten Transport Ltd.	786	16,899
Old Dominion Freight Lines, Inc. (a)	2,394	69,139
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
P.A.M. Transportation Services, Inc. (a)	646	$ 6,996
Patriot Transportation Holding, Inc. (a)	146	10,865
Quality Distribution, Inc. (a)	846	5,871
Saia, Inc. (a)	637	9,600
Universal Truckload Services, Inc. (a)	891	13,365
USA Truck, Inc. (a)	420	5,565
Vitran Corp., Inc. (a)	946	10,974
Werner Enterprises, Inc.	2,688	58,007
YRC Worldwide, Inc. (a)(d)	1,568	5,472
		626,214
Trading Companies & Distributors - 0.3%
Aceto Corp.	966	7,235
Beacon Roofing Supply, Inc. (a)	2,076	35,686
DXP Enterprises, Inc. (a)	391	8,414
Fastenal Co.	5,725	306,402
H&E Equipment Services, Inc. (a)	1,290	12,836
Houston Wire & Cable Co.	776	8,264
Kaman Corp.	1,038	29,240
Lawson Products, Inc.	600	12,066
Mitsui & Co. Ltd. sponsored ADR	40	12,507
Rush Enterprises, Inc.:
Class A (a)	1,043	18,326
Class B (a)	625	10,950
Titan Machinery, Inc. (a)	836	17,527
		479,453
Transportation Infrastructure - 0.0%
China Infrastructure Investment Corp. (a)	3,900	2,395
Grupo Aeroportuario Norte SAB de CV ADR (a)	200	3,032
		5,427
TOTAL INDUSTRIALS		7,863,339
INFORMATION TECHNOLOGY - 52.5%
Communications Equipment - 7.5%
Acme Packet, Inc. (a)	2,426	118,825
ADC Telecommunications, Inc. (a)	3,807	48,425
Adtran, Inc.	2,157	67,169
Alvarion Ltd. (a)	2,981	7,810
Anaren, Inc. (a)	802	14,604
Arris Group, Inc. (a)	4,626	46,306
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aruba Networks, Inc. (a)	4,149	$ 87,959
AudioCodes Ltd. (a)	1,980	8,969
Aviat Networks, Inc. (a)	3,025	12,524
Bel Fuse, Inc. Class B (non-vtg.)	371	8,329
BigBand Networks, Inc. (a)	2,891	8,615
Black Box Corp.	780	27,947
Blue Coat Systems, Inc. (a)	1,596	42,454
Brocade Communications Systems, Inc. (a)	17,129	85,302
Ceragon Networks Ltd. (a)	1,336	14,242
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	4,657
Ciena Corp. (a)	3,646	55,237
Cisco Systems, Inc. (a)	222,900	4,270,764
Cogo Group, Inc. (a)	1,545	11,557
Comtech Telecommunications Corp.	1,006	29,838
DG FastChannel, Inc. (a)	1,097	27,677
Dialogic, Inc. (a)	1,081	5,567
Digi International, Inc. (a)	1,635	15,696
Ditech Networks, Inc. (a)	1,626	2,341
DragonWave, Inc. (a)	1,400	10,542
EchoStar Holding Corp. Class A (a)	1,821	36,730
EMCORE Corp. (a)(d)	2,736	3,502
EMS Technologies, Inc. (a)	668	12,418
Endwave Corp. (a)	891	2,406
EXFO, Inc. (sub. vtg.) (a)	907	5,690
Extreme Networks, Inc. (a)	3,522	10,319
F5 Networks, Inc. (a)	3,092	407,773
Finisar Corp. (a)	2,814	53,804
Gilat Satellite Networks Ltd. (a)	2,426	11,718
Globecomm Systems, Inc. (a)	721	6,092
Harmonic, Inc. (a)	4,396	29,717
Hughes Communications, Inc. (a)	853	33,779
Infinera Corp. (a)	3,871	31,587
InterDigital, Inc. (a)(d)	1,730	57,211
Ituran Location & Control Ltd.	1,485	22,839
Ixia (a)	3,000	47,580
JDS Uniphase Corp. (a)	8,481	100,669
KVH Industries, Inc. (a)	511	6,771
Loral Space & Communications Ltd. (a)	823	60,145
Meru Networks, Inc. (a)	574	7,961
Mitel Networks, Inc. (a)	1,991	13,021
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NETGEAR, Inc. (a)	1,260	$ 40,043
Network Engines, Inc. (a)	1,962	3,021
Network Equipment Technologies, Inc. (a)	1,349	5,477
Occam Networks, Inc. (a)	1,380	10,267
Oclaro, Inc. (a)	1,879	18,226
Oplink Communications, Inc. (a)	687	11,878
Opnext, Inc. (a)	2,370	3,247
ORBCOMM, Inc. (a)	1,486	3,923
Orckit Communications Ltd. (a)	771	2,066
Parkervision, Inc. (a)(d)	1,071	455
PC-Tel, Inc. (a)	1,116	7,008
Polycom, Inc. (a)	3,186	117,898
Powerwave Technologies, Inc. (a)(d)	5,220	11,014
QUALCOMM, Inc.	62,700	2,930,598
RADWARE Ltd. (a)	749	23,241
Research In Motion Ltd. (a)	20,700	1,280,295
Riverbed Technology, Inc. (a)	5,490	186,166
SeaChange International, Inc. (a)	1,311	10,540
ShoreTel, Inc. (a)	2,706	19,213
Sierra Wireless, Inc. (a)	1,722	18,988
Silicom Ltd. (a)	345	5,592
Sonus Networks, Inc. (a)	10,536	28,236
Sycamore Networks, Inc.	1,169	35,093
Symmetricom, Inc. (a)	2,446	16,266
Tekelec (a)	2,626	32,431
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	9,400	97,008
Telestone Technologies Corp. (a)	314	3,426
Tellabs, Inc.	13,974	88,176
Telular Corp.	915	4,868
Tollgrade Communications, Inc. (a)	711	6,086
UTStarcom, Inc. (a)	4,161	8,905
ViaSat, Inc. (a)	1,375	56,870
Westell Technologies, Inc. Class A (a)	1,302	3,867
Zhone Technologies, Inc. (a)	2,720	7,181
ZST Digital Networks, Inc. (a)	1,005	7,045
		11,099,702
Computers & Peripherals - 9.5%
ActivIdentity Corp. (a)	2,190	7,118
Apple, Inc. (a)	35,620	11,083,133
Avid Technology, Inc. (a)	1,551	24,165
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Concurrent Computer Corp. (a)	360	$ 1,721
Cray, Inc. (a)	1,843	13,159
Dell, Inc. (a)	75,938	1,003,900
Dot Hill Systems Corp. (a)	3,411	6,072
Electronics for Imaging, Inc. (a)	1,324	17,331
Hutchinson Technology, Inc. (a)	1,056	3,274
iGO, Inc. (a)	1,366	4,330
Immersion Corp. (a)	1,335	7,489
Intevac, Inc. (a)	911	12,116
Isilon Systems, Inc. (a)	2,565	86,569
LaserCard Corp. (a)	503	2,133
Logitech International SA (a)(d)	7,101	137,191
NetApp, Inc. (a)	13,800	702,834
Novatel Wireless, Inc. (a)	1,997	19,591
Presstek, Inc. (a)	1,594	2,949
QLogic Corp. (a)	4,442	79,467
Rimage Corp. (a)	400	6,120
SanDisk Corp. (a)	9,028	402,649
Seagate Technology (a)	18,422	247,039
Silicon Graphics International Corp. (a)	1,011	7,775
Smart Technologies, Inc. Class A (a)	1,547	15,386
STEC, Inc. (a)(d)	1,881	31,968
Stratasys, Inc. (a)	722	24,418
Super Micro Computer, Inc. (a)	1,221	12,576
Synaptics, Inc. (a)	1,350	38,475
Transact Technologies, Inc. (a)	1,251	11,334
Xyratex Ltd. (a)	1,176	17,969
		14,030,251
Electronic Equipment & Components - 1.3%
Agilysys, Inc. (a)	1,050	5,387
Brightpoint, Inc. (a)	3,126	25,633
CalAmp Corp. (a)	2,713	6,837
Cogent, Inc. (a)	3,600	37,764
Cognex Corp.	1,796	50,216
Coherent, Inc. (a)	975	40,277
Comverge, Inc. (a)	1,083	7,224
CPI International, Inc. (a)	885	17,125
Daktronics, Inc.	1,761	23,738
DDi Corp.	823	8,633
DTS, Inc. (a)	851	39,946
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Echelon Corp. (a)	1,830	$ 17,440
Electro Rent Corp.	1,080	16,006
Electro Scientific Industries, Inc. (a)	1,335	19,945
FARO Technologies, Inc. (a)	690	17,919
Flextronics International Ltd. (a)	32,000	232,000
FLIR Systems, Inc. (a)	5,880	157,613
Funtalk China Holdings Ltd. (a)	1,550	9,409
HLS Systems International Ltd. (a)	1,991	27,098
I. D. Systems Inc. (a)	601	1,599
Identive Group, Inc. (a)	1,560	3,682
Insight Enterprises, Inc. (a)	2,136	26,935
IPG Photonics Corp. (a)	1,566	44,882
Itron, Inc. (a)	1,543	87,596
Littelfuse, Inc.	801	37,062
LoJack Corp. (a)	1,051	5,181
Magal Security Systems Ltd. (a)	1,506	4,654
Maxwell Technologies, Inc. (a)	855	13,825
Measurement Specialties, Inc. (a)	521	13,327
Mercury Computer Systems, Inc. (a)	951	16,937
Microvision, Inc. (a)(d)	3,433	4,841
Molex, Inc.	3,921	81,557
Molex, Inc. Class A (non-vtg.)	3,066	53,410
MTS Systems Corp.	776	29,736
Multi-Fineline Electronix, Inc. (a)	1,116	26,003
National Instruments Corp.	3,051	104,100
NetList, Inc. (a)(d)	2,862	6,611
Newport Corp. (a)	1,221	17,741
NU Horizons Electronics Corp. (a)	1,611	11,213
Orbotech Ltd. (a)	1,410	15,538
OSI Systems, Inc. (a)	716	24,967
PC Connection, Inc. (a)	691	6,233
PC Mall, Inc. (a)	556	3,909
Planar Systems, Inc. (a)	1,943	4,177
Plexus Corp. (a)	1,731	46,971
Power-One, Inc. (a)(d)	4,043	38,206
RadiSys Corp. (a)	936	8,452
Richardson Electronics Ltd.	1,201	12,863
Rofin-Sinar Technologies, Inc. (a)	1,121	32,184
Sanmina-SCI Corp. (a)	3,082	32,207
ScanSource, Inc. (a)	1,206	35,179
SMART Modular Technologies (WWH), Inc. (a)	2,116	11,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Spectrum Control, Inc. (a)	396	$ 6,047
Tech Data Corp. (a)	1,650	72,716
Trimble Navigation Ltd. (a)	4,458	166,016
TTM Technologies, Inc. (a)	2,908	38,546
Universal Display Corp. (a)	1,500	37,140
Viasystems Group, Inc. (a)	708	12,284
X-Rite, Inc. (a)	3,195	13,451
Zygo Corp. (a)	1,006	11,529
		1,981,567
Internet Software & Services - 7.8%
Akamai Technologies, Inc. (a)	7,000	365,330
Ancestry.com, Inc.	1,610	46,014
Archipelago Learning, Inc.	1,052	9,079
Art Technology Group, Inc. (a)	5,686	33,945
Autobytel, Inc. (a)	1,756	1,317
Baidu.com, Inc. sponsored ADR (a)	10,406	1,094,607
China Finance Online Co. Ltd. ADR (a)	915	6,899
ChinaCache International Holdings Ltd. sponsored ADR	225	6,233
comScore, Inc. (a)	1,086	23,892
Constant Contact, Inc. (a)	1,125	28,789
CryptoLogic Ltd.	480	576
DealerTrack Holdings, Inc. (a)	1,896	36,214
Digital River, Inc. (a)	1,521	56,003
EarthLink, Inc.	4,455	39,939
eBay, Inc. (a)	51,200	1,491,456
Enternet Gold Golden Lines Ltd. (a)	720	19,836
Equinix, Inc. (a)	1,731	134,326
GigaMedia Ltd. (a)	2,131	2,983
Google, Inc. Class A (a)	9,600	5,334,816
GSI Commerce, Inc. (a)	2,462	58,719
HSW International, Inc. (a)	177	715
IAC/InterActiveCorp (a)	3,295	92,787
InfoSpace, Inc. (a)	1,401	10,816
Internap Network Services Corp. (a)	2,287	11,961
Internet Brands, Inc. Class A (a)	1,440	19,195
Internet Capital Group, Inc. (a)	1,455	18,027
Internet Initiative Japan, Inc. sponsored ADR	711	4,067
iPass, Inc.	2,406	2,863
j2 Global Communications, Inc. (a)	1,719	46,035
Keynote Systems, Inc.	675	8,262
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
KIT Digital, Inc. (a)	743	$ 10,231
Ku6 Media Co. Ltd. sponsored ADR (a)	1,681	9,229
Limelight Networks, Inc. (a)	3,326	23,615
Liquidity Services, Inc. (a)	1,191	18,425
LivePerson, Inc. (a)	2,295	22,170
Local.com Corp. (a)	299	1,139
LogMeIn, Inc. (a)	845	37,003
LoopNet, Inc. (a)	1,320	14,071
Marchex, Inc. Class B	1,791	12,931
Market Leader, Inc. (a)	861	1,627
MediaMind Technologies, Inc. (a)	704	9,236
Mercadolibre, Inc. (a)	1,716	109,172
ModusLink Global Solutions, Inc. (a)	1,665	11,156
Move, Inc. (a)	6,181	15,638
NaviSite, Inc. (a)	3,590	12,709
NetEase.com, Inc. sponsored ADR (a)	2,946	112,478
NIC, Inc.	2,461	20,549
Open Text Corp. (a)	2,210	93,644
OpenTable, Inc. (a)	949	68,840
Openwave Systems, Inc. (a)	3,561	8,511
Perficient, Inc. (a)	1,516	17,100
QuinStreet, Inc. (d)	1,753	35,060
RADVision Ltd. (a)	1,225	9,567
RealNetworks, Inc. (a)	5,541	18,950
Rediff.com India Ltd. sponsored ADR (a)(d)	1,411	4,318
RightNow Technologies, Inc. (a)	1,431	36,247
Saba Software, Inc. (a)	1,606	9,684
SAVVIS, Inc. (a)	2,286	57,447
SciQuest, Inc.	800	10,728
Selectica, Inc. (a)	342	1,703
Sify Technologies Ltd. sponsored ADR (a)(d)	3,442	6,161
Sina Corp. (a)	2,341	149,871
Sohu.com, Inc. (a)	1,395	96,855
SPS Commerce, Inc. (a)	530	6,286
Stamps.com, Inc.	675	8,883
Subaye, Inc. (a)	542	3,864
Support.com, Inc. (a)	2,745	17,760
TechTarget, Inc. (a)	1,500	8,925
Terremark Worldwide, Inc. (a)	2,116	25,318
The Knot, Inc. (a)	1,311	12,258
TheStreet.com, Inc.	1,096	2,937
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Travelzoo, Inc. (a)	751	$ 32,285
United Online, Inc.	3,243	20,642
ValueClick, Inc. (a)	3,087	47,972
VeriSign, Inc. (a)	7,247	248,645
VistaPrint Ltd. (a)	1,701	68,584
Vocus, Inc. (a)	821	20,098
Web.com, Inc. (a)	1,320	10,679
WebMD Health Corp. (a)	2,196	112,743
WebMediaBrands, Inc. (a)	1,696	1,391
Yahoo!, Inc. (a)	53,599	845,256
Zix Corp. (a)	4,116	15,805
		11,582,097
IT Services - 2.2%
Acorn Energy, Inc. (a)	1,101	4,393
Acxiom Corp. (a)	3,216	54,704
Automatic Data Processing, Inc.	19,411	865,148
Cass Information Systems, Inc.	385	13,614
China Information Technology, Inc. (a)	1,900	10,032
Cognizant Technology Solutions Corp. Class A (a)	11,640	756,367
Computer Task Group, Inc. (a)	717	7,062
CSG Systems International, Inc. (a)	1,356	25,520
Echo Global Logistics, Inc. (a)	1,404	16,076
Edgewater Technology, Inc. (a)	876	2,523
Euronet Worldwide, Inc. (a)	1,986	32,491
ExlService Holdings, Inc. (a)	1,236	25,548
Fiserv, Inc. (a)	5,954	329,256
Forrester Research, Inc.	975	33,784
Hackett Group, Inc. (a)	1,695	5,966
hiSoft Technology International Ltd. ADR (a)(d)	463	12,895
iGate Corp.	2,041	40,820
Information Services Group, Inc. (a)	1,246	2,754
Infosys Technologies Ltd. sponsored ADR	4,154	274,787
Innodata Isogen, Inc. (a)	1,261	3,707
Integral Systems, Inc. (a)	1,311	11,956
Lionbridge Technologies, Inc. (a)	2,146	6,996
LML Payment Systems, Inc. (a)(d)	2,399	7,173
ManTech International Corp. Class A (a)	800	31,936
NCI, Inc. Class A (a)	491	10,787
Ness Technologies, Inc. (a)	1,176	5,304
Online Resources Corp. (a)	976	4,226
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	14,192	$ 405,040
PFSweb, Inc. (a)	151	590
PRG-Schultz International, Inc. (a)	1,731	10,057
Rainmaker Systems, Inc. (a)	2,401	3,145
Sapient Corp.	4,614	55,045
Syntel, Inc.	1,458	69,605
Teletech Holdings, Inc. (a)	2,691	51,021
Telvent GIT SA (a)	1,232	29,396
Virtusa Corp. (a)	1,000	13,640
Yucheng Technologies Ltd. (a)	496	1,612
		3,234,976
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,286	83,302
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Analogic Technologies, Inc. (a)	2,818	10,314
Advanced Energy Industries, Inc. (a)	1,500	17,520
Aixtron AG sponsored ADR	188	5,764
Alpha & Omega Semiconductor Ltd. (a)	820	9,643
Altera Corp.	11,643	408,553
Amkor Technology, Inc. (a)	7,661	53,321
Amtech Systems, Inc. (a)	401	8,301
ANADIGICS, Inc. (a)	3,015	19,356
Applied Materials, Inc.	52,152	648,249
Applied Micro Circuits Corp. (a)	2,420	22,458
ARM Holdings PLC sponsored ADR	3,037	56,944
ASM International NV unit (a)	345	8,546
ASML Holding NV	4,143	135,186
Atheros Communications, Inc. (a)	2,647	86,186
Atmel Corp. (a)	17,856	185,524
ATMI, Inc. (a)	1,291	23,173
AuthenTec, Inc. (a)	1,051	2,260
Avago Technologies Ltd.	9,352	244,181
Axcelis Technologies, Inc. (a)	4,561	11,311
AXT, Inc. (a)	1,989	16,409
Broadcom Corp. Class A	17,259	767,853
Brooks Automation, Inc. (a)	3,006	21,794
Cabot Microelectronics Corp. (a)	981	38,720
Camtek Ltd. (a)	1,486	3,745
Canadian Solar, Inc. (a)(d)	1,991	25,923
Cavium Networks, Inc. (a)	1,684	61,963
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)	1,050	$ 24,360
China Sunergy Co. Ltd. ADR (a)(d)	1,320	5,755
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	8,447	11,910
Cirrus Logic, Inc. (a)(d)	2,601	39,717
Cohu, Inc.	885	12,815
Conexant Systems, Inc. (a)	2,595	3,529
Cree, Inc. (a)	4,085	266,260
Cymer, Inc. (a)	1,206	45,912
Cypress Semiconductor Corp. (a)	6,050	94,804
Diodes, Inc. (a)	1,626	40,162
DSP Group, Inc. (a)	1,305	9,983
Energy Conversion Devices, Inc. (a)	1,811	8,131
Entegris, Inc. (a)	5,220	33,930
Entropic Communications, Inc. (a)	3,249	29,046
Evergreen Solar, Inc. (a)(d)	8,813	6,857
Exar Corp. (a)	1,755	11,759
Ezchip Semiconductor Ltd. (a)	1,020	24,837
FEI Co. (a)	1,455	34,629
First Solar, Inc. (a)(d)	3,298	405,159
FormFactor, Inc. (a)	1,856	17,224
FSI International, Inc. (a)	1,656	5,846
GSI Technology, Inc. (a)	1,220	9,028
GT Solar International, Inc. (a)	5,936	39,712
Himax Technologies, Inc. sponsored ADR	3,511	7,303
Hittite Microwave Corp. (a)	1,341	76,759
Ikanos Communications, Inc. (a)	1,860	2,046
Integrated Device Technology, Inc. (a)	7,126	45,820
Integrated Silicon Solution, Inc. (a)	1,011	8,078
Intel Corp.	217,000	4,583,040
Intersil Corp. Class A	4,941	62,998
IXYS Corp. (a)	1,626	18,195
JA Solar Holdings Co. Ltd. ADR (a)	4,791	33,202
KLA-Tencor Corp.	6,418	235,348
Kopin Corp. (a)	3,306	13,290
Kulicke & Soffa Industries, Inc. (a)	2,871	19,035
Lam Research Corp. (a)	4,935	223,704
Lattice Semiconductor Corp. (a)	4,891	21,765
Linear Technology Corp.	8,669	282,609
LTX-Credence Corp. (a)	2,029	15,989
Marvell Technology Group Ltd. (a)	24,740	477,235
Mattson Technology, Inc. (a)	2,176	6,028
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	11,719	$ 272,467
Mellanox Technologies Ltd. (a)	1,272	30,312
Micrel, Inc.	3,171	39,257
Microchip Technology, Inc.	7,211	242,362
Micron Technology, Inc. (a)	38,862	282,138
Microsemi Corp. (a)	3,096	68,545
Microtune, Inc. (a)	3,141	9,172
Mindspeed Technologies, Inc. (a)	1,178	7,339
MIPS Technologies, Inc. (a)	1,995	27,112
MKS Instruments, Inc. (a)	1,961	39,946
Monolithic Power Systems, Inc. (a)	1,386	22,356
MoSys, Inc. (a)	1,530	6,242
Nanometrics, Inc. (a)	801	9,492
Netlogic Microsystems, Inc. (a)	2,433	75,910
Nova Measuring Instruments Ltd. (a)	1,096	7,288
Novellus Systems, Inc. (a)	3,795	114,419
NVE Corp. (a)	210	10,708
NVIDIA Corp. (a)	21,452	291,747
NXP Semiconductors NV	9,657	121,485
O2Micro International Ltd. sponsored ADR (a)	1,626	10,081
Omnivision Technologies, Inc. (a)	2,101	59,437
ON Semiconductor Corp. (a)	16,281	132,772
PDF Solutions, Inc. (a)	1,350	5,387
Pericom Semiconductor Corp. (a)	1,356	13,546
Photronics, Inc. (a)	2,236	14,288
Pixelworks, Inc. (a)	598	2,111
PLX Technology, Inc. (a)	2,101	7,059
PMC-Sierra, Inc. (a)	8,936	64,786
Power Integrations, Inc.	1,000	40,290
QuickLogic Corp. (a)	1,546	9,245
Rambus, Inc. (a)	4,458	89,205
Ramtron International Corp. (a)	1,221	4,444
RDA Microelectronics, Inc. sponsored ADR	350	5,607
RF Micro Devices, Inc. (a)	11,151	78,169
Rubicon Technology, Inc. (a)(d)	951	20,865
Rudolph Technologies, Inc. (a)	1,086	8,102
Semtech Corp. (a)	2,601	60,837
Sigma Designs, Inc. (a)	1,146	13,752
Silicon Image, Inc. (a)	3,261	25,012
Silicon Laboratories, Inc. (a)	1,811	76,931
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	4,949
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,347	$ 22,344
Skyworks Solutions, Inc. (a)	6,621	168,504
Solarfun Power Holdings Co. Ltd. ADR (a)	1,791	14,883
Spreadtrum Communications, Inc. ADR (a)	1,338	21,876
Standard Microsystems Corp. (a)	956	26,051
SunPower Corp.:
Class A (a)	2,097	24,451
Class B (a)	1,660	19,049
Supertex, Inc. (a)	494	12,355
Tessera Technologies, Inc. (a)	1,821	36,256
Tower Semiconductor Ltd. (a)	9,998	13,897
TranSwitch Corp. (a)	804	1,640
Trident Microsystems, Inc. (a)	8,196	15,163
TriQuint Semiconductor, Inc. (a)	5,941	70,757
Ultra Clean Holdings, Inc. (a)	1,066	8,357
Ultratech, Inc. (a)	995	18,278
Varian Semiconductor Equipment Associates, Inc. (a)	2,991	94,306
Veeco Instruments, Inc. (a)(d)	1,502	66,058
Verigy Ltd. (a)	2,511	21,494
Vimicro International Corp. sponsored ADR (a)	2,017	6,394
Volterra Semiconductor Corp. (a)	1,266	28,510
Xilinx, Inc.	10,453	283,485
Zoran Corp. (a)	1,861	12,804
		13,619,090
Software - 15.0%
ACI Worldwide, Inc. (a)	1,546	39,253
Activision Blizzard, Inc.	48,942	574,579
Actuate Corp. (a)	1,740	9,814
Adobe Systems, Inc. (a)	20,500	568,465
Advent Software, Inc. (a)	1,011	52,147
Allot Communications Ltd. (a)	945	7,929
American Software, Inc. Class A	846	5,677
ANSYS, Inc. (a)	3,591	174,164
Ariba, Inc. (a)	3,406	68,920
AsiaInfo Holdings, Inc. (a)	2,883	48,002
Aspen Technology, Inc. (a)	3,566	44,575
Authentidate Holding Corp. (a)	6,174	3,890
Autodesk, Inc. (a)	8,763	309,246
Blackbaud, Inc.	1,626	41,154
Blackboard, Inc. (a)(d)	1,342	55,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BluePhoenix Solutions Ltd. (a)	1,260	$ 2,306
BMC Software, Inc. (a)	6,983	310,045
Bottomline Technologies, Inc. (a)	1,041	19,706
BroadSoft, Inc. (a)	1,060	24,094
CA, Inc.	19,931	456,221
Cadence Design Systems, Inc. (a)	10,371	81,516
Callidus Software, Inc. (a)	2,656	12,802
CDC Corp. Class A (a)	1,412	5,464
CDC Software Corp. ADR (a)	605	4,241
Changyou.com Ltd. (A Shares) ADR (a)	374	10,999
Check Point Software Technologies Ltd. (a)	8,056	345,361
China TransInfo Technlgy Corp. (a)	870	4,594
Cinedigm Digital Cinema Corp. (a)	1,095	1,533
Citrix Systems, Inc. (a)	7,185	477,228
ClickSoftware Technologies Ltd. (a)	1,103	7,170
CommVault Systems, Inc. (a)	1,596	46,491
Compuware Corp. (a)	9,002	92,721
Concur Technologies, Inc. (a)	1,923	98,477
Convio, Inc. (a)	795	5,811
Deltek, Inc. (a)	2,316	16,536
DemandTec, Inc. (a)	1,131	11,706
Descartes Systems Group, Inc. (a)	2,985	20,354
Digimarc Corp. (a)	390	10,959
ebix.com, Inc. (a)	1,287	26,705
Electronic Arts, Inc. (a)	12,766	190,341
Epicor Software Corp. (a)	2,580	24,149
EPIQ Systems, Inc.	1,500	19,110
Evolving Systems, Inc.	1,325	10,468
FalconStor Software, Inc. (a)	2,536	6,746
Fortinet, Inc.	2,621	83,531
Fundtech Ltd. (a)	750	11,798
Glu Mobile, Inc. (a)	5,541	12,246
Guidance Software, Inc. (a)	1,292	7,920
Informatica Corp. (a)	3,711	153,190
Interactive Intelligence, Inc. (a)	1,041	28,149
Intuit, Inc. (a)	12,134	544,695
Jack Henry & Associates, Inc.	3,111	85,055
JDA Software Group, Inc. (a)	1,557	41,113
Kenexa Corp. (a)	971	17,779
KongZhong Corp. sponsored ADR (a)	1,000	7,270
Lawson Software, Inc. (a)	5,978	51,351
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Magic Software Enterprises Ltd.	2,736	$ 17,757
Magma Design Automation, Inc. (a)	2,621	10,851
Majesco Entertainment Co. (a)	2,000	1,454
Manhattan Associates, Inc. (a)	922	28,665
Mentor Graphics Corp. (a)	3,651	41,056
MICROS Systems, Inc. (a)	2,991	130,767
Microsoft Corp.	337,500	8,508,375
MicroStrategy, Inc. Class A (a)	375	32,456
Monotype Imaging Holdings, Inc. (a)	1,551	17,371
Motricity, Inc. (a)(d)	1,688	50,201
Net 1 UEPS Technologies, Inc. (a)	2,000	24,300
NetScout Systems, Inc. (a)	1,866	41,220
Nice Systems Ltd. sponsored ADR (a)	1,581	48,442
Novell, Inc. (a)	13,881	82,731
Nuance Communications, Inc. (a)	11,280	199,374
Opnet Technologies, Inc.	1,026	24,952
Oracle Corp.	195,900	5,297,136
Parametric Technology Corp. (a)	4,148	88,850
Pegasystems, Inc.	1,228	38,007
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,575	37,328
Pervasive Software, Inc. (a)	1,606	8,432
Progress Software Corp. (a)	1,686	65,029
QAD, Inc.	1,651	7,776
QLIK Technologies, Inc.	3,023	71,252
Quest Software, Inc. (a)	3,555	89,942
Radiant Systems, Inc. (a)	1,320	23,826
RealPage, Inc.	2,672	73,213
Renaissance Learning, Inc.	1,200	14,124
Retalix Ltd. (a)	786	10,218
Rovi Corp. (a)	3,952	218,032
S1 Corp. (a)	2,685	17,023
Scientific Learning Corp. (a)	1,966	6,291
Shanda Games Ltd. sponsored ADR (a)	3,749	20,994
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,244	49,175
Smith Micro Software, Inc. (a)	1,336	19,960
Sonic Foundry, Inc. (a)	329	4,688
Sonic Solutions, Inc. (a)	2,245	22,405
Sourcefire, Inc. (a)	936	25,394
SRS Labs, Inc. (a)	833	7,097
SS&C Technologies Holdings, Inc. (a)	2,835	55,027
SuccessFactors, Inc. (a)	2,909	87,765
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	31,215	$ 524,412
Synchronoss Technologies, Inc. (a)	1,251	32,513
Synopsys, Inc. (a)	5,735	147,332
Take-Two Interactive Software, Inc. (a)(d)	2,856	31,602
Taleo Corp. Class A (a)	1,407	43,195
TeleCommunication Systems, Inc. Class A (a)	1,500	6,990
TeleNav, Inc.	1,766	11,514
The9 Ltd. sponsored ADR (a)(d)	786	5,030
THQ, Inc. (a)	3,315	16,907
TIBCO Software, Inc. (a)	6,069	119,195
TigerLogic Corp. (a)(d)	987	4,550
TiVo, Inc. (a)	4,101	33,710
Ulticom, Inc.	764	6,081
Ultimate Software Group, Inc. (a)	975	42,773
Vasco Data Security International, Inc. (a)	1,515	13,090
Verint Systems, Inc. (a)	1,219	40,105
Versant Corp. (a)	315	3,736
Voltaire Ltd. (a)	1,084	9,377
Wave Systems Corp. Class A (a)(d)	3,219	8,498
Websense, Inc. (a)	1,626	33,707
		22,144,799
TOTAL INFORMATION TECHNOLOGY		77,775,784
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,300	26,325
Altair Nanotechnologies, Inc. (a)(d)	1,335	3,111
American Pacific Corp. (a)	525	3,218
Ampal-American Israel Corp. Class A (a)	1,950	3,842
Balchem Corp.	1,200	37,152
Cereplast, Inc. (a)	450	1,575
China Agritech, Inc. (a)(d)	738	8,487
Hawkins, Inc.	555	24,159
Innophos Holdings, Inc.	810	27,589
Innospec, Inc. (a)	1,020	21,879
KMG Chemicals, Inc.	511	7,307
Landec Corp. (a)	1,071	6,704
Material Sciences Corp. (a)	570	2,810
Methanex Corp.	3,696	108,295
Penford Corp. (a)	476	2,842
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Senomyx, Inc. (a)	1,501	$ 8,466
ShengdaTech, Inc. (a)	2,025	12,130
Sigma Aldrich Corp.	4,707	297,577
TPC Group, Inc. (a)	698	19,488
Yongye International, Inc. (a)(d)	2,000	15,640
Zagg, Inc. (a)	899	6,473
Zoltek Companies, Inc. (a)	1,281	11,644
		656,713
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	345	14,145
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	7,215
Silgan Holdings, Inc.	2,978	101,967
		109,182
Metals & Mining - 0.7%
Century Aluminum Co. (a)	3,466	47,987
China Gerui Adv Mat Group Ltd. (a)(d)	1,568	8,765
China Natural Resources, Inc. (a)(d)	816	12,819
China Precision Steel, Inc. (a)(d)	1,912	2,906
DRDGOLD Ltd. sponsored ADR (d)	970	4,598
Globe Specialty Metals, Inc.	2,759	44,723
Gulf Resources, Inc. (a)	1,170	11,922
Haynes International, Inc.	435	16,821
Horsehead Holding Corp. (a)	1,564	18,189
Kaiser Aluminum Corp.	821	38,505
Olympic Steel, Inc.	480	10,099
Pan American Silver Corp.	4,166	156,017
Qiao Xing Universal Telephone, Inc. (a)(d)	856	1,515
Randgold Resources Ltd. sponsored ADR	2,465	231,858
Royal Gold, Inc.	2,051	105,668
Schnitzer Steel Industries, Inc. Class A	866	49,440
Silver Standard Resources, Inc. (a)	3,100	80,786
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	750	6,195
Steel Dynamics, Inc.	8,500	135,490
Sutor Technology Group Ltd. (a)	1,977	3,578
Universal Stainless & Alloy Products, Inc. (a)	469	14,666
US Energy Corp. (a)	1,078	5,304
WHX Corp. (a)	569	6,185
		1,014,036
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,261	$ 15,601
TOTAL MATERIALS		1,809,677
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	1,052	31,834
8x8, Inc. (a)	2,396	6,325
Alaska Communication Systems Group, Inc.	2,052	21,628
Arbinet-thexchange, Inc. (a)	237	1,612
Atlantic Tele-Network, Inc.	551	18,894
Cbeyond, Inc. (a)	1,101	14,511
City Telecom (HK) Ltd. sponsored ADR	561	8,370
Cogent Communications Group, Inc. (a)	1,770	21,382
Consolidated Communications Holdings, Inc.	1,291	23,780
General Communications, Inc. Class A (a)	2,256	25,425
Global Crossing Ltd. (a)	2,036	27,221
Globalstar, Inc. (a)	10,623	16,359
HickoryTech Corp.	570	5,164
Iridium Communications, Inc. (a)	2,453	22,911
Level 3 Communications, Inc. (a)(d)	62,595	62,595
Neutral Tandem, Inc. (a)	1,292	18,566
PAETEC Holding Corp. (a)	5,541	20,502
SureWest Communications (a)	705	6,239
Telefonos de Mexico SA de CV Series A sponsored ADR	176	2,790
tw telecom, inc. (a)	6,000	98,880
VocalTec Communications Ltd. (a)(d)	422	11,867
Warwick Valley Telephone Co.	571	8,365
Windstream Corp.	18,500	241,240
		716,460
Wireless Telecommunication Services - 1.2%
America Movil SAB de CV Series A sponsored ADR	296	15,981
Clearwire Corp. Class A (a)(d)	8,936	62,731
FiberTower Corp. (a)	1,385	6,039
ICO Global Communications Holdings Ltd. Class A (a)	6,352	9,592
Leap Wireless International, Inc. (a)	2,826	30,761
Millicom International Cellular SA	4,234	367,427
NII Holdings, Inc. (a)	6,459	250,351
NTELOS Holdings Corp.	1,811	30,751
Partner Communications Co. Ltd. ADR	576	11,929
SBA Communications Corp. Class A (a)	4,672	182,909
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Shenandoah Telecommunications Co.	891	$ 15,584
USA Mobility, Inc.	1,341	22,824
Vodafone Group PLC sponsored ADR	30,300	759,318
		1,766,197
TOTAL TELECOMMUNICATION SERVICES		2,482,657
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	911	37,615
Otter Tail Corp.	1,098	22,575
		60,190
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	900	4,545
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	2,880	2,794
Water Utilities - 0.0%
Artesian Resources Corp. Class A	375	7,039
Cadiz, Inc. (a)	1,179	13,299
Connecticut Water Service, Inc.	465	11,844
Consolidated Water Co., Inc.	705	6,225
Middlesex Water Co.	510	8,905
Tri-Tech Holding, Inc. (a)	258	2,766
York Water Co.	426	6,744
		56,822
TOTAL UTILITIES		124,351
TOTAL COMMON STOCKS (Cost $124,504,892)		147,922,688
Money Market Funds - 2.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c) (Cost $3,391,853)	3,391,853	$ 3,391,853
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $127,896,745)		151,314,541
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(3,290,248)
NET ASSETS - 100%		$ 148,024,293
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 155
Fidelity Securities Lending Cash Central Fund	151,832
Total	$ 151,987
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,765,313	$ 22,765,313	$ -	$ -
Consumer Staples	3,029,833	3,029,833	-	-
Energy	2,434,105	2,433,837	268	-
Financials	10,494,737	10,493,683	92	962
Health Care	19,142,892	19,142,892	-	-
Industrials	7,863,339	7,856,651	-	6,688
Information Technology	77,775,784	77,775,784	-	-
Materials	1,809,677	1,809,677	-	-
Telecommunication Services	2,482,657	2,482,657	-	-
Utilities	124,351	124,351	-	-
Money Market Funds	3,391,853	3,391,853	-	-
Total Investments in Securities:	$ 151,314,541	$ 151,306,531	$ 360	$ 7,650
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	599
Total Unrealized Gain (Loss)	(32,790)
Cost of Purchases	4,253
Proceeds of Sales	(2,087)
Amortization/Accretion	-
Transfers in to Level 3	37,675
Transfers out of Level 3	-
Ending Balance	$ 7,650
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ (32,790)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $3,557,630 of which $2,006,543, $1,453,838 and $97,249 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $3,183,015) - See accompanying schedule: Unaffiliated issuers (cost $124,504,892)	$ 147,922,688
Fidelity Central Funds (cost $3,391,853)	3,391,853
Total Investments (cost $127,896,745)		$ 151,314,541
Receivable for investments sold		84,815
Dividends receivable		221,799
Distributions receivable from Fidelity Central Funds		20,223
Prepaid expenses		516
Receivable from investment adviser for expense reductions		35,969
Other receivables		113
Total assets		151,677,976

Liabilities
Payable to custodian bank	$ 51,524
Payable for investments purchased	38,727
Accrued management fee	29,986
Distribution and service plan fees payable	32,306
Other affiliated payables	4,860
Other payables and accrued expenses	104,427
Collateral on securities loaned, at value	3,391,853
Total liabilities		3,653,683

Net Assets		$ 148,024,293
Net Assets consist of:
Paid in capital		$ 127,964,075
Undistributed net investment income		348,816
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,706,394)
Net unrealized appreciation (depreciation) on investments		23,417,796
Net Assets, for 1,500,000 shares outstanding		$ 148,024,293
Net Asset Value, offering price and redemption price per share ($148,024,293 ÷ 1,500,000 shares)		$ 98.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2010

Investment Income
Dividends		$ 1,393,129
Interest		8
Income from Fidelity Central Funds (including $151,832 from security lending)		151,987
Total income		1,545,124

Expenses
Management fee	$ 343,253
Transfer agent and custody fees	96,238
Distribution and service plan fees	128,685
Licensing fees	85,791
Accounting and security lending fees	56,070
Independent trustees' compensation	790
Audit	115,833
Legal	625
Miscellaneous	8,086
Total expenses before reductions	835,371
Expense reductions	(405,950)	429,421
Net investment income (loss)		1,115,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(203,144)
In-kind Redemptions	5,524,544
Foreign currency transactions	560
Capital gain distributions from Fidelity Central Funds	251
Total net realized gain (loss)		5,322,211
Change in net unrealized appreciation (depreciation) on investment securities		15,045,571
Net gain (loss)		20,367,782
Net increase (decrease) in net assets resulting from operations		$ 21,483,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,115,703	$ 761,203
Net realized gain (loss)	5,322,211	(2,455,543)
Change in net unrealized appreciation (depreciation)	15,045,571	35,356,212
Net increase (decrease) in net assets resulting from operations	21,483,485	33,661,872
Distributions to shareholders from net investment income	(935,000)	(646,000)
Share transactions Proceeds from sales of shares	18,476,000	21,067,288
Cost of shares redeemed	(17,969,770)	(5,918,282)
Net increase (decrease) in net assets resulting from share transactions	506,230	15,149,006
Total increase (decrease) in net assets	21,054,715	48,164,878

Net Assets
Beginning of period	126,969,578	78,804,700
End of period (including undistributed net investment income of $348,816 and undistributed net investment income of $235,878, respectively)	$ 148,024,293	$ 126,969,578
Other Information Shares
Sold	200,000	300,000
Redeemed	(200,000)	(100,000)
Net increase (decrease)	-	200,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 84.65	$ 60.62	$ 104.53	$ 95.70	$ 88.26
Income from Investment Operations
Net investment income (loss) B	.71	.55	.69	.51	.47
Net realized and unrealized gain (loss)	13.92	23.95	(43.96)	8.73	7.87
Total from investment operations	14.63	24.50	(43.27)	9.24	8.34
Distributions from net investment income	(.60)	(.47)	(.53)	(.41)	(.40)
Distributions from net realized gain	-	-	(.11)	-	(.50)
Total distributions	(.60)	(.47)	(.64)	(.41)	(.90)
Net asset value, end of period	$ 98.68	$ 84.65	$ 60.62	$ 104.53	$ 95.70
Total Return A	17.35%	40.62%	(41.62)%	9.68%	9.54%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.65%	.73%	.61%	.61%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	.78%	.78%	.79%	.50%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,024	$ 126,970	$ 78,805	$ 114,982	$ 172,254
Portfolio turnover rate D, F	6%	7%	10%	9%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,646,953
Gross unrealized depreciation	(13,293,170)
Net unrealized appreciation (depreciation)	$ 23,353,783

Tax Cost	$ 127,960,758

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 348,816
Capital loss carryforward	$ (3,557,630)
Net unrealized appreciation (depreciation)	$ 23,353,783

The tax character of distributions paid was as follows:

	November 30, 2010	November 31, 2009
Ordinary Income	$ 935,000	$ 646,000

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $8,609,115 and $8,394,377, respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $18,430,016 and $17,919,087, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on an annual percentage of the Fund's average net assets of up to .25%. In addition, FDC pays NASDAQ for marketing services provided to the Fund. For the period, the distribution fees were equivalent to an annual rate of .09% of average net assets. The total fees and amounts retained by FDC were $128,685 and $0, respectively.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending

Annual Report

6. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2012. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $405,934.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

8. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the Fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, transaction fees totaled $15,000.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity® Nasdaq Composite® Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Nasdaq Composite® Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity® Nasdaq Composite® Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 91%, for December, and 100% for March, June, and September of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 92% for December, and 100% for March, June, and September of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally transfer agents, custodians, and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, but considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009. The Board also considered that, following discussions with the Board, FMR contractually agreed to waive a portion of its management fee until January 31, 2011, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 30 basis points.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

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Annual Report

Investment Adviser

Fidelity Management & Research Company

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Geode Capital Management, LLC

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1-800-FIDELITY

ETF-UANN-0111
1.795568.107

Fidelity® Series
100 Index

Fund

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered service mark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Life of fund A
Fidelity® Series 100 Index Fund	5.83%	-3.20%

A From March 29, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series 100 Index Fund on March 29, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 100® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Jeffrey Adams, who oversees Fidelity® Series 100 Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the 12 months ending November 30, 2010, Fidelity Series 100 Index Fund returned 5.83%, compared with 6.02% for the S&P 100® Index. Personal computer and consumer electronics maker Apple was the top contributor by a very wide margin. The company benefited from continued strong revenue and earnings. Other helpful technology stocks included IBM and database-software maker Oracle. Solid financial results boosted shares of automaker Ford Motor, while oil-field services company Schlumberger, tobacco maker Philip Morris International, restaurant chain McDonald's and beverage company Coca-Cola also contributed. In contrast, the biggest detractor was Bank of America, whose stock price declined steadily from mid-April through the end of November. Shares of JPMorgan Chase also declined. Software giant Microsoft struggled in the spring, while two other large technology firms - network communications product maker Cisco Systems and computer and peripherals company Hewlett-Packard - also lagged. Other notable detractors included oil producer Exxon Mobil - the largest stock in the index - and agricultural biotechnology company Monsanto.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.20%	$ 1,000.00	$ 1,086.00	$ 1.05
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.07	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	4.6
Apple, Inc.	4.2	3.8
Microsoft Corp.	2.8	3.2
International Business Machines Corp.	2.7	2.6
Procter & Gamble Co.	2.6	2.9
Johnson & Johnson	2.5	2.6
General Electric Co.	2.5	2.8
AT&T, Inc.	2.4	2.3
Chevron Corp.	2.4	2.4
JPMorgan Chase & Co.	2.2	2.5
	29.6
Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	21.6
Financials	14.5	15.9
Consumer Staples	13.8	14.0
Energy	13.5	11.9
Health Care	10.5	11.1
Industrials	9.2	9.6
Consumer Discretionary	8.1	8.0
Telecommunication Services	4.0	3.8
Materials	2.6	2.3
Utilities	1.3	1.3

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 0.8%
Ford Motor Co. (a)(d)	2,964,415	$ 47,252,775
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	917,373	71,830,306
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	304,931	53,484,897
Media - 2.8%
Comcast Corp. Class A	2,419,038	48,380,760
News Corp. Class A	1,965,550	26,810,102
The Walt Disney Co.	1,648,514	60,187,246
Time Warner, Inc.	969,243	28,582,976
		163,961,084
Multiline Retail - 0.6%
Target Corp.	621,831	35,407,057
Specialty Retail - 1.2%
Home Depot, Inc.	1,435,355	43,362,075
Lowe's Companies, Inc.	1,209,511	27,455,900
		70,817,975
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	333,058	28,686,286
TOTAL CONSUMER DISCRETIONARY		471,440,380
CONSUMER STAPLES - 13.8%
Beverages - 3.7%
PepsiCo, Inc.	1,371,256	88,624,275
The Coca-Cola Co.	1,990,569	125,744,244
		214,368,519
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	378,497	25,590,182
CVS Caremark Corp.	1,170,675	36,290,925
Wal-Mart Stores, Inc.	1,723,925	93,247,103
Walgreen Co.	838,801	29,232,215
		184,360,425
Food Products - 1.3%
Campbell Soup Co.	166,810	5,654,859
H.J. Heinz Co.	274,379	13,244,274
Kraft Foods, Inc. Class A	1,503,237	45,472,919
Sara Lee Corp.	570,784	8,561,760
		72,933,812
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.1%
Colgate-Palmolive Co.	418,893	$ 32,066,259
Procter & Gamble Co.	2,446,536	149,409,954
		181,476,213
Personal Products - 0.2%
Avon Products, Inc.	369,720	10,559,203
Tobacco - 2.3%
Altria Group, Inc.	1,796,209	43,109,016
Philip Morris International, Inc.	1,579,786	89,874,026
		132,983,042
TOTAL CONSUMER STAPLES		796,681,214
ENERGY - 13.5%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	371,563	19,380,726
Halliburton Co.	785,084	29,707,579
National Oilwell Varco, Inc.	361,214	22,138,806
Schlumberger Ltd.	1,177,687	91,082,313
		162,309,424
Oil, Gas & Consumable Fuels - 10.7%
Chevron Corp.	1,732,970	140,318,581
ConocoPhillips	1,278,538	76,929,631
Devon Energy Corp.	374,935	26,459,163
Exxon Mobil Corp.	4,388,724	305,279,637
Occidental Petroleum Corp.	700,088	61,726,759
Williams Companies, Inc.	503,939	11,494,849
		622,208,620
TOTAL ENERGY		784,518,044
FINANCIALS - 14.5%
Capital Markets - 2.2%
Bank of New York Mellon Corp.	1,046,406	28,242,498
Goldman Sachs Group, Inc.	444,419	69,391,583
Morgan Stanley	1,304,057	31,897,234
		129,531,315
Commercial Banks - 2.9%
Regions Financial Corp.	1,082,521	5,823,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,652,437	$ 39,294,952
Wells Fargo & Co.	4,510,789	122,738,569
		167,857,484
Consumer Finance - 0.9%
American Express Co.	902,252	38,995,331
Capital One Financial Corp.	393,702	14,657,525
		53,652,856
Diversified Financial Services - 5.6%
Bank of America Corp.	8,648,363	94,699,575
Citigroup, Inc. (a)	21,976,100	92,299,620
JPMorgan Chase & Co.	3,417,653	127,751,869
NYSE Euronext	224,595	6,135,935
		320,886,999
Insurance - 2.8%
Allstate Corp.	463,772	13,500,403
Berkshire Hathaway, Inc. Class B (a)	1,491,017	118,804,235
MetLife, Inc.	780,906	29,791,564
		162,096,202
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	461,655	7,705,022
TOTAL FINANCIALS		841,729,878
HEALTH CARE - 10.5%
Biotechnology - 1.2%
Amgen, Inc. (a)	826,127	43,528,632
Gilead Sciences, Inc. (a)	722,833	26,383,405
		69,912,037
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	503,680	24,453,664
Medtronic, Inc.	930,775	31,208,886
		55,662,550
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	969,028	35,388,903
Pharmaceuticals - 7.7%
Abbott Laboratories	1,330,828	61,896,810
Bristol-Myers Squibb Co.	1,478,056	37,306,133
Johnson & Johnson	2,374,109	146,126,409
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,652,623	$ 91,435,915
Pfizer, Inc.	6,928,346	112,862,756
		449,628,023
TOTAL HEALTH CARE		610,591,513
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.2%
General Dynamics Corp.	327,851	21,667,673
Honeywell International, Inc.	665,582	33,086,081
Lockheed Martin Corp.	256,204	17,432,120
Raytheon Co.	322,454	14,913,498
The Boeing Co.	630,649	40,216,487
United Technologies Corp.	800,784	60,275,012
		187,590,871
Air Freight & Logistics - 1.5%
FedEx Corp.	271,108	24,703,361
United Parcel Service, Inc. Class B	853,900	59,884,007
		84,587,368
Industrial Conglomerates - 3.4%
3M Co.	614,665	51,619,567
General Electric Co.	9,214,967	145,872,928
		197,492,495
Machinery - 0.8%
Caterpillar, Inc.	543,417	45,973,078
Road & Rail - 0.3%
Norfolk Southern Corp.	317,716	19,116,972
TOTAL INDUSTRIALS		534,760,784
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	4,922,551	94,316,077
QUALCOMM, Inc.	1,383,548	64,667,034
		158,983,111
Computers & Peripherals - 6.6%
Apple, Inc. (a)	787,417	245,004,800
Dell, Inc. (a)	1,458,279	19,278,448
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	1,769,966	$ 38,036,569
Hewlett-Packard Co.	1,954,610	81,956,797
		384,276,614
Internet Software & Services - 2.1%
Google, Inc. Class A (a)	214,265	119,069,203
IT Services - 3.0%
International Business Machines Corp.	1,087,119	153,783,854
MasterCard, Inc. Class A	83,464	19,783,472
		173,567,326
Office Electronics - 0.2%
Xerox Corp.	1,192,075	13,661,180
Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	4,799,166	101,358,386
Texas Instruments, Inc.	1,030,162	32,759,152
		134,117,538
Software - 4.4%
Microsoft Corp.	6,563,634	165,469,213
Oracle Corp.	3,335,808	90,200,248
		255,669,461
TOTAL INFORMATION TECHNOLOGY		1,239,344,433
MATERIALS - 2.6%
Chemicals - 1.7%
Dow Chemical Co.	999,702	31,170,708
E.I. du Pont de Nemours & Co.	781,340	36,715,167
Monsanto Co.	465,823	27,912,114
		95,797,989
Metals & Mining - 0.9%
Alcoa, Inc.	880,205	11,548,290
Freeport-McMoRan Copper & Gold, Inc.	405,479	41,083,132
		52,631,422
TOTAL MATERIALS		148,429,411
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	5,093,081	$ 141,536,721
Verizon Communications, Inc.	2,436,424	77,989,932
		219,526,653
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	2,572,419	9,723,744
TOTAL TELECOMMUNICATION SERVICES		229,250,397
UTILITIES - 1.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	413,237	14,711,237
Entergy Corp.	161,020	11,471,065
Exelon Corp.	569,724	22,430,034
Southern Co.	716,001	27,007,558
		75,619,894
TOTAL COMMON STOCKS (Cost $6,761,253,546)		5,732,365,948
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.29% 12/16/10 to 6/30/11 (e) (Cost $9,341,121)	$ 9,350,000	9,341,417
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	40,157,325	$ 40,157,325
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	47,262,600	47,262,600
TOTAL MONEY MARKET FUNDS (Cost $87,419,925)		87,419,925
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $6,858,014,592)		5,829,127,290
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(32,702,830)
NET ASSETS - 100%		$ 5,796,424,460
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
124 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 7,313,520	$ 158,569
190 CME S&P 500 Index Contracts	Dec. 2010	56,031,000	(1,177,952)
TOTAL EQUITY INDEX CONTRACTS		$ 63,344,520	$ (1,019,383)

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,245,174.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,189
Fidelity Securities Lending Cash Central Fund	239,761
Total	$ 287,950
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 471,440,380	$ 471,440,380	$ -	$ -
Consumer Staples	796,681,214	796,681,214	-	-
Energy	784,518,044	784,518,044	-	-
Financials	841,729,878	841,729,878	-	-
Health Care	610,591,513	610,591,513	-	-
Industrials	534,760,784	534,760,784	-	-
Information Technology	1,239,344,433	1,239,344,433	-	-
Materials	148,429,411	148,429,411	-	-
Telecommunication Services	229,250,397	229,250,397	-	-
Utilities	75,619,894	75,619,894	-	-
U.S. Government and Government Agency Obligations	9,341,417	-	9,341,417	-
Money Market Funds	87,419,925	87,419,925	-	-
Total Investments in Securities:	$ 5,829,127,290	$ 5,819,785,873	$ 9,341,417	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 158,569	$ 158,569	$ -	$ -
Liabilities
Futures Contracts	$ (1,177,952)	$ (1,177,952)	$ -	$ -
Total Derivative Instruments:	$ (1,019,383)	$ (1,019,383)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 158,569	$ (1,177,952)
Total Value of Derivatives	$ 158,569	$ (1,177,952)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $802,801,874 of which $2,126,258, $83,145,934, $420,211,102 and $297,318,580 will expire in fiscal 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $45,658,536) - See accompanying schedule: Unaffiliated issuers (cost $6,770,594,667)	$ 5,741,707,365
Fidelity Central Funds (cost $87,419,925)	87,419,925
Total Investments (cost $6,858,014,592)		$ 5,829,127,290
Cash		1
Receivable for fund shares sold		1,925,191
Dividends receivable		16,017,214
Distributions receivable from Fidelity Central Funds		16,635
Total assets		5,847,086,331

Liabilities
Payable for fund shares redeemed	2,046,105
Accrued management fee	983,999
Payable for daily variation on futures contracts	369,167
Collateral on securities loaned, at value	47,262,600
Total liabilities		50,661,871

Net Assets		$ 5,796,424,460
Net Assets consist of:
Paid in capital		$ 7,556,546,452
Undistributed net investment income		110,379,600
Accumulated undistributed net realized gain (loss) on investments		(840,594,907)
Net unrealized appreciation (depreciation) on investments		(1,029,906,685)
Net Assets, for 695,698,060 shares outstanding		$ 5,796,424,460
Net Asset Value, offering price and redemption price per share ($5,796,424,460 ÷ 695,698,060 shares)		$ 8.33

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2010

Investment Income
Dividends		$ 129,676,400
Interest		26,357
Income from Fidelity Central Funds		287,950
Total income		129,990,707

Expenses
Management fee	$ 11,463,807
Independent trustees' compensation	32,196
Interest	12,364
Miscellaneous	22,634
Total expenses before reductions	11,531,001
Expense reductions	(44)	11,530,957
Net investment income (loss)		118,459,750
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(282,777,073)
Futures contracts	3,299,588
Capital gain distributions from Fidelity Central Funds	2,712
Total net realized gain (loss)		(279,474,773)
Change in net unrealized appreciation (depreciation) on: Investment securities	486,911,663
Futures contracts	(3,063,906)
Total change in net unrealized appreciation (depreciation)		483,847,757
Net gain (loss)		204,372,984
Net increase (decrease) in net assets resulting from operations		$ 322,832,734

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 118,459,750	$ 135,839,342
Net realized gain (loss)	(279,474,773)	(442,010,081)
Change in net unrealized appreciation (depreciation)	483,847,757	1,354,038,244
Net increase (decrease) in net assets resulting from operations	322,832,734	1,047,867,505
Distributions to shareholders from net investment income	(130,745,785)	(152,513,329)
Share transactions Proceeds from sales of shares	1,656,517,472	749,971,579
Reinvestment of distributions	130,745,785	152,513,329
Cost of shares redeemed	(2,021,604,650)	(1,176,661,415)
Net increase (decrease) in net assets resulting from share transactions	(234,341,393)	(274,176,507)
Total increase (decrease) in net assets	(42,254,444)	621,177,669

Net Assets
Beginning of period	5,838,678,904	5,217,501,235
End of period (including undistributed net investment income of $110,379,600 and undistributed net investment income of $122,693,342, respectively)	$ 5,796,424,460	$ 5,838,678,904
Other Information Shares
Sold	207,372,332	107,575,612
Issued in reinvestment of distributions	16,508,306	23,355,793
Redeemed	(253,532,352)	(168,153,109)
Net increase (decrease)	(29,651,714)	(37,221,704)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 6.84	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.18	.22	.15
Net realized and unrealized gain (loss)	.29	1.23	(4.06)	.64
Total from investment operations	.46	1.41	(3.84)	.79
Distributions from net investment income	(.18)	(.20)	(.11)	-
Net asset value, end of period	$ 8.33	$ 8.05	$ 6.84	$ 10.79
Total Return B, C	5.83%	21.29%	(35.95)%	7.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.19%	.19% A
Net investment income (loss)	2.06%	2.64%	2.38%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,796,424	$ 5,838,679	$ 5,217,501	$ 6,400,763
Portfolio turnover rate F	6%	18%	6%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2007 (commencement of operations) to November 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, futures transactions, contributions in kind, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 451,806,954
Gross unrealized depreciation	(1,519,090,204)
Net unrealized appreciation (depreciation)	$ (1,067,283,250)

Tax Cost	$ 6,896,410,540

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 110,381,121
Capital loss carryforward	$ (802,801,874)
Net unrealized appreciation (depreciation)	$ (1,067,283,250)

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 130,745,785	$ 152,513,329

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $3,299,588 and a change in net unrealized appreciation (depreciation) of ($3,063,906) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $361,087,120 and $630,294,394, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,716,804.44%		$ 12,364

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,634 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $239,761.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $44.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Series 100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series 100 Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 29, 2007 (commencement of operations) to November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series 100 Index Fund as of November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 29, 2007 (commencement of operations) to November 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 100 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the fund's total return and the total return of a broad-based securities market index ("benchmark").

Fidelity Series 100 Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, but considered that the performance of the fund and benchmark may vary due to valuation differences or due to fees and transaction costs, which apply to the fund but not to the benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 2% means that 98% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that the net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity Series 100 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Annual Report

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

HUN-ANN-0111
1.842443.103

Item 2. Code of Ethics

As of the end of the period, November 30, 2010, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund and Fidelity Series 100 Index Fund (the "Funds"):

Services Billed by Deloitte Entities

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$40,000	$-	$5,700	$-
Fidelity Series 100 Index Fund	$49,000	$-	$5,600	$-

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$44,000	$-	$5,700	$-
Fidelity Series 100 Index Fund	$52,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the "Fund"):

Services Billed by PwC

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$110,000	$-	$4,100	$1,900

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$110,000	$-	$4,200	$1,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	November 30, 2010A	November 30, 2009A
Audit-Related Fees	$650,000	$790,000
Tax Fees	$-	$-
All Other Fees	$665,000	$515,000

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2010A	November 30, 2009A
Audit-Related Fees	$2,605,000	$2,755,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2010 A	November 30, 2009 A
PwC	$4,710,000	$4,415,000
Deloitte Entities	$1,415,000	$1,360,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of November 30, 2010, the members of the audit committee were Joseph Mauriello, Alan J. Lacy and Michael E. Wiley.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Fidelity Commonwealth Trust: Fidelity 100 Index Fund:

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2011